As filed with the Securities and Exchange Commission on April 28, 1998


                           Securities Act registration no. 33-1398
                          Investment Company Act file no. 811-4466

                   SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                       Post-Effective Amendment No. 19


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 21

                         ----------------------------
                              MONETTA FUND, INC.

                                 (Registrant)


                    1776-A South Naperville Road, Suite 100


                         Wheaton, Illinois  60187-8133

                        Telephone number:  630/462-9800

                         ----------------------------

              Robert S. Bacarella               Arthur J. Simon
              Monetta Fund, Inc.                Sonnenschein Nath & Rosenthal
       1776-A South Naperville Road, #100       8000 Sears Tower
          Wheaton, Illinois  60187-8133         Chicago, Illinois  60606

                             (Agents for service)

                          ----------------------------
                Amending Parts A, B and C and filing exhibits.

            It is proposed that this filing will become effective:

     ---    immediately upon filing pursuant to rule 485(b)
      X          April 28, 1998
     ---    On ---------------- pursuant to rule 485(b)

     ---    60 days after filing pursuant to rule 485(a)(1)

     ---    on ---------------- pursuant to rule 485(a)(1)

     ---    75 days after filing pursuant to rule 485(a)(2)

     ---    on ---------------- pursuant to rule 485(a)(2)


Registrant has elected to register an indefinite number of its shares of common stock pursuant to Rule 24f-2. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1997 on March 26, 1998.

                              MONETTA FUND, INC.

         Cross-reference sheet pursuant to rule 495(a) of Regulation C

   Item       Location or caption*
 --------   --------------------------------

            Part A (Prospectus)
            -------------------

1(a)-(b)    Front Cover

2(a)        Fund Expenses
 (b)-(c)    Summary

3(a)        Financial Highlights
 (b)        Not Applicable
 (c)        Investment Return

4(a)(i)     Other Information
 (a)(ii)&(b) Investment Objectives and Policies; Risks and Investment
            Considerations; Investment Restrictions

 (c)        Investment Objectives and Policies; Risks and Investment
            Considerations

5(a)        Management of the Funds
 (b)        Management of the Funds; Rear Cover; Fund Expenses
 (c)        Management of the Funds
 (d)        Not Applicable
 (e)        How To Purchase Shares; How to Redeem Shares; Other Information
 (f)        Management of the Funds; Fund Expenses
 (g)        Management of the Funds

5A The required information is included in registrant's annual report to shareholders

6(a)        Other Information
 (b)-(d)    Not Applicable
 (e)        Other Information
 (f)-(g)    Dividends, Distributions and Federal Taxes
 (h)        Not Applicable

7           How to Purchase Shares
 (a)        Management of the Funds
 (b)        How to Purchase Shares; Determination of Net Asset Value
 (c)-(d)    How to Purchase Shares; Shareholder Services
 (e)-(f)    Management of the Funds

8(a)-(d)    How to Redeem Shares


9           Management of the Funds-Pending Government Proceeding

  Item      Location or caption*
- --------  --------------------------------

            Part B (Statement of Additional Information)
            --------------------------------------------

10(a)-(b)   Front Cover

11          Table of Contents

12          Not Applicable

13(a)-(c)   Investment Objectives and Policies; Risks and Investment
            Considerations; Investment Restrictions
 (d)        Portfolio Transactions

14(a)-(b)   Directors/Trustees and Officers
 (c)        Not Applicable

15(a)-(c)   Directors/Trustees and Officers

16(a)       Investment Adviser; Directors/Trustees and Officers
 (b)        Investment Adviser
 (c)-(e)    Not Applicable
 (f)        Service and Distribution Plan
 (g)        Not Applicable
 (h)        Custodian; Independent Auditors
 (i)        Not Applicable

17(a)-(d)   Portfolio Transactions; Investment Adviser
 (e)        Not Applicable

18(a)-(b)   Not Applicable

19(a)-(c)   Purchasing and Redeeming Shares; More Information About Net
            Assets Value

20          Tax Status

21(a)       Distributor
 (b)        Not Applicable
 (c)        Distributor

22(a)-(b)   Performance Information

23          Front Cover

   Item     Location or caption*
 --------   ----------------------------

            Part C (Other Information)
            --------------------------

24          Financial statements and exhibits

25 Persons controlled by or under common control with registrant

26          Number of holders of securities

27          Indemnification

28          Business and other connections of investment advisor

29          Principal underwriters

30          Location of accounts and records

31          Management services

32          Undertakings

- ----------------------------
* References are to captions within the part of the registration statement to which the particular item relates except as otherwise indicated.

Monetta                                               PROSPECTUS

NO SALES LOAD FUNDS                                   April 28, 1998

NO REDEMPTION FEE

1776-A SOUTH NAPERVILLE ROAD, SUITE 100     WHEATON, IL  60187   1-800-MONETTA
www.monetta.com

* MONETTA FUND, INC.
* MONETTA SMALL-CAP EQUITY FUND
* MONETTA MID-CAP EQUITY FUND
* MONETTA LARGE-CAP EQUITY FUND

Each seeks long-term capital growth by investing in common stocks believed to have above-average growth potential. The Funds differ from each other with respect to the (i) market capitalizations of the companies in which they invest and (ii) relative importance placed on investing for current income.

* MONETTA BALANCED FUND

Seeks a favorable total rate of return through capital appreciation and current income consistent with preservation of capital derived from investing in a portfolio of equity and fixed income securities.

* MONETTA INTERMEDIATE BOND FUND

Seeks high current income consistent with the preservation of capital by investing primarily in marketable debt securities.

* MONETTA GOVERNMENT MONEY MARKET FUND

Seeks maximum current income consistent with safety of capital and maintenance of liquidity. The Fund invests in U. S. Government Securities maturing in thirteen months or less from the date of purchase and repurchase agreements for
U. S. Government Securities. U. S. Government Securities include securities issued or guaranteed by the U. S. Government or by its agencies or instrumentalities.

Government Money Market Fund is a "no-load" money market fund and attempts to maintain its net asset value at $1.00 per share. Shares of this Fund are not insured or guaranteed by the U. S. Government. There can be no assurance that Monetta Government Money Market Fund will be able to maintain a stable $1.00 per share net asset value.

The Monetta Small-Cap Equity Fund, Monetta Mid-Cap Equity Fund, Monetta Large-Cap Equity Fund, Monetta Balanced Fund, Monetta Intermediate Bond Fund, and
Monetta Government Money Market Fund are series of Monetta Trust.   Each Fund
is a "no-load" fund, and there are no sales or redemption charges.   Each
series of the Trust has a 12b-1 plan.



Minimum Investment:
      Initial Investment:   $250
      Subsequent Investments:  No minimum
      Automatic Investment Plan Subsequent Investment Minimum:   $25



Plans Available:
      Automatic Investment Plan
      Individual Retirement Account
      Education IRA
      SIMPLE-IRA
      Roth IRA
      Profit Sharing
      401(k)
      403(b)


This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing. An investor should read this Prospectus and retain it for future reference. A Statement of Additional Information about the Funds (which bears the same date as this Prospectus and, together with any supplement to it, is incorporated by reference) has been filed with the Securities and Exchange Commission. That statement is available without charge by writing or calling the Funds at the address and telephone number printed above, or may be retrieved electronically for free from http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

<PAGE 1>
                                    SUMMARY

The Monetta Small-Cap Equity Fund, ("Small-Cap Fund"), Monetta Mid-Cap Equity Fund ("Mid-Cap Fund"), Monetta Large-Cap Equity Fund ("Large-Cap Fund"), Monetta Balanced Fund ("Balanced Fund"), Monetta Intermediate Bond Fund ("Intermediate Bond Fund"), and Monetta Government Money Market Fund ("Government Money Market Fund") are series of Monetta Trust (the "Trust"). Monetta Fund, Inc., ("Monetta Fund") and each of the Trust series are collectively referred to as the "Funds." Each of the Funds is a "no-load" fund
and there are no sales or redemption charges.   Each series of the Trust has a
12b-1 plan.


Investment Objectives


The MONETTA FUND, SMALL-CAP FUND, MID-CAP FUND, AND LARGE-CAP FUND each seeks long-term capital growth by investing in common stocks believed to have above-average growth potential. The Funds differ from each other with respect to the
(i) market capitalizations of the companies in which they invest and (ii) relative importance placed on investing for current income.



      The MONETTA FUND generally invests in smaller and medium-sized companies with market capitalizations ranging from $50 million to $1 billion. The Monetta Fund's primary investment objective is to provide Shareholders with capital appreciation by investing at least 70% of the Fund's assets in equity securities. A secondary objective of the Fund is to seek to provide its Shareholders with income by investing in dividend-paying equity securities or fixed-income securities.



      The SMALL-CAP FUND typically invests in small-sized companies with market capitalization less than $1 billion ("small-cap companies"). Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of small-cap companies.



      The MID-CAP FUND typically invests in medium-sized companies with market capitalizations of $1 billion to $5 billion ("mid-cap companies"). Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of mid-cap companies.



      The LARGE-CAP FUND typically invests in large companies with market capitalizations in excess of $5 billion ("large-cap companies"). Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of large-cap companies.



The BALANCED FUND seeks a favorable total rate of return through capital appreciation and current income consistent with preservation of capital derived from investing in a portfolio of equity and fixed income securities.



The INTERMEDIATE BOND FUND seeks high current income, consistent with the preservation of capital, by investing primarily in marketable debt securities.



The GOVERNMENT MONEY MARKET FUND seeks maximum current income consistent with safety of capital and maintenance of liquidity. The Fund invests in securities issued or guaranteed by the U. S. Government or by its agencies or instrumentalities ("U. S. Government Securities") maturing in thirteen months or less from the date of purchase and repurchase agreements for U. S. Government Securities regardless of the maturities of such securities.


There can be no assurance that any Fund will achieve its investment objective.


Investment Risks


All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Monetta Fund, Small-Cap Fund, Mid-Cap Fund, and Large-Cap Fund are designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking long-term capital growth through investments in common stocks. The Balanced Fund is designed for long-term investors who can accept asset value fluctuations from interest rate changes and credit risks associated with fixed income investments and other risks associated with investments in common stocks. The Intermediate Bond Fund is designed for investors who seek high income with less net asset value fluctuation from interest rate changes than with a longer-term fund but more net asset value fluctuation than with a shorter-term fund and who can accept the credit and other risks associated with securities that are high and upper-medium quality. The Government Money Market Fund is designed for investors who seek income with minimum risk (including the risk of principal loss) other than the risk of changes in yield caused by fluctuations in prevailing levels of interest rates. Because the Government Money Market Fund may invest in U. S. Government Securities that are not backed by the full faith and credit of the U. S. Treasury, investment in that Fund might involve risks

<PAGE 2>

that are different in some respects from an investment in a fund that invests only in securities that are backed by the full faith and credit of the U. S. Treasury. See "Risks and Investment Considerations" for a more complete description of the risks of investing in each of the Funds.


Dividends and Capital Gains


The Monetta Fund, Small-Cap Fund, Mid-Cap Fund, and Large-Cap Fund each pay income dividends, if any, at least annually; the Balanced Fund pays income dividends, if any, quarterly; and the Intermediate Bond Fund and Government Money Market Fund pay income dividends monthly. Capital gains, if any, are distributed by each Fund at least annually. Distributions are automatically reinvested in additional shares of that Fund at net asset value unless payment in cash is requested. See "Dividends, Distributions, and Federal Taxes."


Purchases and Redemptions


The minimum initial investment in any of the Monetta Funds is $250. Additional investments in ANY Fund can be made in any amount. No minimum amount is required. Each Fund has a minimum account balance of $250.



There are no sales charges. See "How to Purchase Shares." Shares will be redeemed at current net asset value. There are no redemption charges. See "How to Redeem Shares."


Advisor and Fees

Monetta Financial Services, Inc., (the "Advisor") is Investment Advisor to the Funds. For a description of the Advisor and the advisory fees paid by the
Funds, see "Management of the Funds."   The Small-Cap Fund, Mid-Cap Fund,
Large-Cap Fund, Balanced Fund, Intermediate Bond Fund, and Government Money Market Fund have a Service and Distribution Plan adopted pursuant to rule 12b-1 under the Investment Company Act of 1940. See "Management of the Funds."


Fund Expenses

The purpose of the table below is to assist you in understanding the various costs and expenses that you will bear directly or indirectly in an investment in a Fund.


                                                                                       Intermediate Government
                                    Monetta   Small-Cap   Mid-Cap   Large-Cap  Balanced     Bond      Money
                                     Fund       Fund      Fund        Fund      Fund       Fund       Market Fund
Shareholder Transaction Expenses
 Maximum Sales Load on Purchases     NONE      NONE       NONE       NONE       NONE       NONE        NONE
 Maximum Sales Load on Reinvested
  Dividends                          NONE      NONE       NONE       NONE       NONE       NONE        NONE
 Deferred Sales Load                 NONE      NONE       NONE       NONE       NONE       NONE        NONE
 Redemption Fee (a)                  NONE      NONE       NONE       NONE       NONE       NONE        NONE
 Telephone Exchange Fee             $5.00     $5.00      $5.00      $5.00      $5.00      $5.00       $5.00

Annual Fund Operating Expenses
(as a percentage of average net assets)
 Management Fees (b)                 1.00%     0.75%      0.75%      0.75%      0.40%      0.15%(d)    0.00%(d)

 12b-1 Fees(c)                       NONE      0.25%      0.25%      0.25%      0.25%      0.25%       0.00%(d)
 Other Expenses                      0.48%     0.75%      0.26%      0.51%      0.37%      0.25%       0.39%(d)

 Total Fund Operating Expenses       1.48%     1.75%      1.26%      1.51%      1.02%      0.65%(d)    0.39%(d)



(a) If you request payment of redemption proceeds by wire, you must pay the cost of the wire (currently $12.00).


(b) The Advisor pays all of the ordinary operating expenses of each Fund except the fees and expenses of the Fund's transfer agent and custodian, the non-interested board members, and the 12b-1 fees. Ordinary operating expenses do not include taxes or interest, if any, or costs relating to purchases and sales of portfolio securities, including brokerage commissions. See "Management of the Funds."


(c) The 12b-1 fee is not based on historical data but is expected to equal the maximum amount allowed under the plan. See "Service and Distribution Plan."


(d) In 1997, the Advisor voluntarily waived part or all of its management fees for both the Intermediate Bond Fund and the Government Money Market Fund. Additionally, the Advisor absorbed some of the other expenses for the Government Money Market Fund. If the Advisor had not waived or absorbed these fees and expenses, the "Total Fund Operating Expenses," which would have been paid by the Intermediate Bond Fund in 1997, would have been 0.87% of Average Net Assets (Management Fees would have been 0.35%). The "Total Fund Operating Expenses," which would have been paid by the Government Money Market Fund, would have been 0.76% of Average Net Assets in 1997 (Management Fees would have been 0.25%, 12b-1 fees would have been 0.10%, and other expenses would have been 0.41%). As of the date of the Prospectus, the waiver of management fees for the Intermediate Bond Fund and the Government Money Market Fund continues in effect, subject to review and possible termination by the Advisor at the beginning of each quarter.

<PAGE 3>

Example

You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return as required by the Securities and Exchange Commission for purposes of this example; (ii) the percentage amounts listed under Annual Fund Operating Expenses above remain the same in each of the periods; (iii) all income, dividends, and capital gain distributions are reinvested in additional shares of the Funds; and (iv) redemption at the end of each period:


                                         One      Three    Five      Ten
                                         Year     Years    Years    Years

     Monetta Fund, Inc.                  $16       $48      $83     $182
     Monetta Small Cap Equity Fund        18        57       N/A     N/A
     Monetta Mid-Cap Equity Fund          13        41       71      156
     Monetta Large-Cap Equity Fund        16        49       85      185
     Monetta Balanced Fund                11        33       58      128
     Monetta Intermediate Bond Fund        7        21       37       83
     Monetta Government Money Market Fund  4        13       22       51





The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor might incur. This example is not necessarily indicative of past or future expenses, and actual expenses may be greater or lesser than those shown. Although information such as that shown above is useful in reviewing the Funds' projected expenses and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different assumptions or time periods. Because the Small-Cap Fund is new, the above amount is an estimate and is projected only for the first three years of operations. See "Management of the Funds."


<PAGE 4>
                             Financial Highlights


The following information for a share outstanding throughout each period through 1997 has been audited by KPMG Peat Marwick LLP, independent auditors. The audited financial statements for 1997 of the Monetta Fund are contained in its 1997 annual report to Shareholders which may be obtained upon request at no charge.


Monetta Fund



                                 1997     1996     1995     1994     1993     1992     1991     1990    1989    1988
Net Asset Value at
  Beginning of Period          $15.842  $15.591  $14.515  $15.539  $15.992  $15.731  $10.963  $10.441  $9.933  $9.649
_____________________________________________________________________________________________________________________
Net Investment Income
  (Loss)                        (0.041)  (0.079)   0.029   (0.026)  (0.028)   0.006    0.081    0.103   0.219   0.106

Net Realized and Unrealized
  Gain (Loss) on Investments     4.223    0.330    4.075   (0.938)   0.105    0.855    6.037    1.106   1.274   2.158
_____________________________________________________________________________________________________________________
Total from Investment
  Operations                     4.182    0.251    4.104   (0.964)   0.077    0.861    6.118    1.209   1.493   2.264

Less:
 Distributions From Net
  Investment Income                  0        0   (0.028)       0        0   (0.006)  (0.081)  (0.103) (0.219) (0.106)
 Distributions from Short
  -Term Capital Gains, Net(a)   (1.910)       0   (3.000)  (0.060)  (0.475)  (0.594)  (1.208)  (0.584) (0.766) (1.874)
 Distributions from Net
  Realized Gains                (0.840)       0        0        0   (0.055)       0   (0.061)       0       0       0
______________________________________________________________________________________________________________________
Total Distributions             (2.750)       0   (3.028)  (0.060)  (0.530)  (0.600)  (1.350)  (0.687) (0.985) (1.980)
______________________________________________________________________________________________________________________
Net Asset Value at
 end of Period                 $17.274  $15.842  $15.591  $14.515  $15.539  $15.992  $15.731  $10.963 $10.441  $9.933
______________________________________________________________________________________________________________________
Total Return                    26.18%    1.60%   28.02%   (6.21)%   0.49%    5.49%   55.90%   11.37%  15.20%  23.07%

Ratio to Average Net Assets:
  Expenses*                     1.48%     1.38%    1.36%    1.35%    1.38%    1.45%    1.42%    1.50%   1.57%*  1.50%
  Net Investment Income*       (0.24%)   (0.51)%   0.18%   (0.15)%  (0.19)%   0.16%    0.93%    1.09%   2.18%*  0.96%

Average Commission Paid
  Per Equity Trade (b)         $0.062    $0.063       -        -        -        -       -         -       -      -

Portfolio Turnover              97.8%     204.8%  272.0%    191.3%   226.9%  126.6%   153.8%   206.5%  258.4%  170.4%

Net Assets ($ millions)        $163.4    $211.5   $362.7    $364.9   $524.3  $408.0   $57.1    $6.1    $3.5    $2.6
_____________________________________________________________________________________________________________________



*If certain expenses had not been assumed by the investment advisor in 1989, the ratios of expenses and net investment income to average net assets would have been 1.83% and 1.92%, respectively.



(a) Distributions of short-term capital gains are included as ordinary income for tax purposes.



(b) Represents the average commissions per share paid on equity transactions entered into during the period on which commissions were paid. This disclosure is not applicable for periods prior to 1996.



The per share ratios are calculated using the weighted average number of shares outstanding during the period except distributions which are based on shares outstanding at record date.


<PAGE 5>
                             FINANCIAL HIGHLIGHTS

The following information for a share outstanding throughout each period through 1997 has been audited by KPMG Peat Marwick LLP, independent auditors. The audited financial statements for 1997 of the Small-Cap Fund, Mid-Cap Fund, Large-Cap Fund, Balanced Fund, Intermediate Bond Fund, and Government Money Market fund are contained in its 1997 annual report to Shareholders which may be obtained upon request at no charge.


                                                Monetta Trust

                           Small-Cap                       Mid-Cap                                  Large-Cap
                            Equity                          Equity                                    Equity
                             Fund                            Fund                                      Fund
____________________________________________________________________________________________________________________
                            2/1/97                                              3/1/93                        9/1/95
                            Through                                            Through                       Through
                            12/31/97     1997      1996      1995      1994    12/31/93    1997      1996   12/31/95
____________________________________________________________________________________________________________________
Net Asset value at
Beginning of period          $10.000   $14.814   $11.962   $12.199   $12.537   $10.000   $12.266   $10.571   $10.000
____________________________________________________________________________________________________________________
Net Investment Income(Loss)   (0.148)   (0.045)    0.044     0.059     0.071     0.006    (0.007)    0.023     0.005

Net Realized and Unrealized
 Gain (Loss) on Investments    4.878     4.296     2.852     2.874     0.193     3.531     3.250     2.928     0.570
____________________________________________________________________________________________________________________
Total from Investment
 Operations                    4.730     4.251     2.896     2.933     0.264     3.537     3.243     2.951     0.575

Less:
 Distributions from Net
  Investment Income                0         0    (0.044)   (0.050)   (0.069)   (0.006)        0    (0.023)   (0.004)
 Distributions from Short-
  Term Capital Gains,Net(a)   (0.830)   (1.452)        0    (2.990)   (0.533)   (0.994)   (1.113)   (1.188)      0
 Distributions from Net
  Realized Gains                   0    (2.638)        0    (0.130)        0         0    (1.037)   (0.045)        0
_____________________________________________________________________________________________________________________
Total Distributions            (.830)   (4.090)   (0.044)   (3.170)   (0.602)   (1.000)   (2.150)   (1.256)   (0.004)
_____________________________________________________________________________________________________________________
Net Asset Value at
 end of period               $13.900   $14.975   $14.814   $11.962    $12.199  $12.537   $13.359   $12.266   $10.571
_____________________________________________________________________________________________________________________
Total Return*                 47.17%    29.14%    24.20%    24.54%      2.17%   35.40%    26.64%    28.20%     5.74%

Ratios to Average Net Assets:
 Expenses-Net                  1.75%     1.26%     1.23%     1.25%      1.30%    1.12%     1.51%     1.51%     0.69%
 Net Investment Income       (1.13)%   (0.28)%     0.32%     0.44%      0.57%    0.07%   (0.05)%     0.31%     0.05%

Average Commission Paid
 per Equity Trade (b)        $0.056    $0.068     $0.066       -           -        -    $0.058     $0.051        -

Portfolio Turnover            138.8%    137.8%     93.3%    254.4%     210.0%   128.1%    123.2%    152.7%     38.2%

Net Assets ($ thousands)     $2,518    $21,908    $17,338   $14,216    $11,736  $9,841    $4,265    $2,288   $1,072
_____________________________________________________________________________________________________________________



*Ratios and total return for the year of inception are calculated from the date of inception to the end of the period.



(a) Distributions of short-term capital gains are included as ordinary income for tax purposes.



(b) Represents the average commissions paid on equity transactions during the period where commissions were applicable. This disclosure is not applicable for periods prior to 1996.



The per share ratios are calculated using the weighted average number of shares outstanding during the period except distributions which are based on shares outstanding at record date.

<PAGE 6>




                                       Monetta Trust


                                                                            Intermediate
                                       Balanced                                  Bond
                                         Fund                                    Fund
                               -------------------------    ----------------------------------------------
                                                  9/1/95                                          3/5/93
                                                 Through                                         Through
                               1997      1996    12/31/95    1997      1996     1995      1994   12/31/93
__________________________________________________________________________________________________________
Net Asset Value at
 Beginning of Period         $12.643   $10.605   $10.000   $10.208   $10.244   $9.624   $10.345   $10.000
__________________________________________________________________________________________________________
Net Investment Income          0.264     0.132     .0009     0.599     0.612    0.655     0.589     0.357
Net Realized and Unrealized
 Gain (Loss) on Investments    2.398     2.598    0.602      0.278     0.019    0.740    (0.690)    0.447
__________________________________________________________________________________________________________
Total from Investment
 Operations                    2.662     2.730    0.611      0.877     0.631    1.395    (0.101)    0.804

Less:
 Distributions from Net
  Investment Income           (0.224)   (0.132)  (0.004)    (0.592)   (0.612)  (0.655)   (0.580)   (0.357)
 Distributions from Short-
  Term Capital Gains,Net(a)   (0.927)   (0.560)  (0.002)    (0.047)   (0.055)  (0.120)   (0.040)   (.102)
 Distributions from Net
  Realized Gains              (0.076)        0        0     (0.001)        0        0         0        0
__________________________________________________________________________________________________________
Total Distributions           (1.227)   (0.692)  (0.006)    (0.640)   (0.667)  (0.775)   (0.620)   (0.459)
__________________________________________________________________________________________________________
Net Asset Value at
 end of period               $14.078   $12.643  $10.605    $10.445   $10.208  $10.244    $9.624   $10.345
__________________________________________________________________________________________________________
Total Return*                 21.21%    25.94%    6.16%      8.91%     6.46%   14.84%    (1.04)%    8.17%

Ratios to Average Net Assets:
 Expenses - Net                1.02%     1.40%    0.91%      0.65%     0.55%    0.27%     0.28%     0.28%
 Expenses - Gross (b)           N/A       N/A      N/A       0.87%     08.5%    0.75%     0.88%     0.75%
 Net Investment Income         1.88%     1.54%    0.08%      5.82%     5.75%    5.94%     5.94%     4.13%
 Net Investment Income-
  Gross (b)                     N/A       N/A      N/A       5.60%     5.45%    5.46%     5.34%     3.66%
Average Commission Paid
 Per Equity Trade (c)         $0.060    $0.056    ----        N/A       N/A      N/A       N/A       N/A
Portfolio Turnover            115.9%    117.8%    54.8%      96.7%     28.9%   75.1%     94.5%     32.3%
Net Assets ($ thousands)     $12,054    $2,336     $410     $3,933    $2,769  $3,589    $3,010    $2,959
__________________________________________________________________________________________________________



                                                  Government
                                                 Money Market
                                                     Fund
                                                                        3/1/93
                                                                       Through
                                    1997     1996     1995     1994    12/31/93
______________________________________________________________________________
Net Asset Value at
 Beginning of Period               $1.000   $1.000   $1.000   $1.000   $1.000
______________________________________________________________________________
Net Investment Income                .050    0.049    0.059    0.040    0.023

Net Realized and Unrealized
 Gain (Loss) on Investments             0        0        0        0        0
______________________________________________________________________________
Total from Investment Operations     .050    0.049    0.059    0.040    0.023

 Less:
  Distributions from Net
   Investment Income                (.050)  (0.049)  (0.059)  (0.040)  (0.023)
  Distributions from Short-Term
   Capital Gains, Net (a)               0        0        0        0        0
  Distributions from Net Realized
   Gains                                0        0        0        0        0
______________________________________________________________________________
Total Distributions                 (.050)  (0.049)  (0.059)  (0.040)  (0.023)
______________________________________________________________________________
Net Asset Value at end of period   $1.000   $1.000   $1.000   $1.000   $1.000
______________________________________________________________________________
Total Return*                       5.15%    5.06%    5.87%    4.04%    2.21%

Ratios to Average Net Assets:
 Expenses - Net                     0.39%    0.31%    0.07%    0.00%    0.03%
 Expenses - Gross (b)               0.76%    0.67%    0.59%    0.66%    0.69%
 Net Investment Income              5.02%    4.95%    5.69%    4.04%    2.32%
 Net Investment Income-Gross(b)     4.65%    4.59%    5.17%    3.39%    1.66%

Average Commission Paid              N/A      N/A      N/A      N/A      N/A
 Per Equity Trade (c)

Portfolio Turnover                   N/A      N/A      N/A      N/A      N/A

Net Assets ($ thousands)           $4,464   $6,232   $4,393   $3,315   $1,859
______________________________________________________________________________



*Ratios and total return for the year of inception are calculated from the date of inception to the end of the period.



(a) Distributions of short-term capital gains are included as ordinary income for tax purposes.



(b) Ratios of expenses and net income adjusted to reflect investment advisory fees and charges of the Trust's custodian and transfer agent assumed by the investment advisor.



(c) Represents the average commissions paid on equity transactions during the period where commissions were applicable. This disclosure is not applicable for periods prior to 1996.


<PAGE 7>


     Investment Objectives and Policies

The Funds' investment objectives differ
principally in the types of securities selected for investment and the relative importance each Fund places on growth potential, current income, and preservation of capital as considerations in selecting investments.

* Monetta Fund, Small-Cap Fund, Mid-Cap Fund, and
Large-Cap Fund


The Monetta Fund, Small-Cap Fund, Mid-Cap Fund, and Large-Cap Fund each seeks long-term capital growth by investing in common stocks believed to have above-average growth potential. The Funds differ from each other with respect to the (i) market capitalizations of the companies in which they invest and (ii) relative importance placed on investing for current income.



Each Fund's investment approach emphasizes a competitive return in rising markets and preservation of capital in declining markets in an attempt to generate long-term capital growth over a complete business cycle (approximately 3 to 5 years) when compared to the broader stock market indices. The Advisor's emphasis will be on common stocks with improving earnings per share growth, a history of growth and sound management, and a strong balance sheet. The Advisor may invest up to 20% of Monetta Fund's assets and 25% of the assets of the Small-Cap Fund, Mid-Cap Fund, and Large-Cap Fund's assets in securities not meeting the above criteria but believed by the Advisor to be undervalued based on a company's current price-earnings ratio relative to its estimated earnings growth rate. No Fund intends to invest more than 5% of its assets in derivative securities (options and futures).



The securities in which each Fund invests will be listed on a national securities exchange or traded on an over-the-counter market.


The Monetta Fund, Small-Cap Fund, Mid-Cap Fund,
Large-Cap Fund, and Balanced Fund (in its investments in equity securities, as discussed below) each pursue a selling discipline to preserve capital gains and limit losses. At the time a security is purchased, the Advisor determines approximate prices (on both the upside and the downside) at which a given security will be sold, if such prices are reached. A security will generally be sold if it appreciates or depreciates to the sell points, it becomes less attractive compared to a new stock idea, or company fundamentals deteriorate with little perceived prospect for improvement within a reasonable time frame. The actual timing of the sale of a security may be affected by liquidity constraints or other factors affecting the market for that security. This selling discipline may result in higher than average portfolio turnover.



The MONETTA FUND's primary investment objective is to provide its Shareholders with capital appreciation by investing at least 70% of the Fund's assets in equity securities believed to have growth potential. A secondary objective of the Monetta Fund is to provide its Shareholders with income, in part by investing the balance of the Fund's assets in dividend paying equity securities or in long-term (greater than one year) debt securities. The Fund's investments in long-term debt securities will consist of U. S.
Treasury Notes and Treasury Bonds of various maturities and investment grade securities rated at least A or better by either Moody's Investor
Services, Inc., ("Moody's") or Standard and Poor's
Corporation ("S&P"). A complete description of the ratings is contained in an appendix to the Statement of Additional Information.



The Monetta Fund generally invests in smaller companies with aggregate market capitalizations ranging from $50 million to $1 billion. See "Risks and Investment Considerations - Equity
Securities."



The SMALL-CAP FUND typically invests in smaller companies with market capitalization of less than $1 billion. See "Risks and Investment
Considerations - Equity Securities." Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of small-cap companies.



The MID-CAP FUND typically invests in medium-sized companies with market capitalizations of $1 billion to $5 billion. See "Risks and Investment
Considerations - Equity Securities." Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of mid-cap companies.



The LARGE-CAP FUND typically invests in large companies with market capitalizations in excess of $5 billion. See "Risks and Investment
Considerations - Equity Securities." Under normal market conditions, the Fund invests 65% of its total assets in common stocks of large-cap companies.

<PAGE 8>

* Balanced Fund


The Balanced Fund seeks a favorable total rate of return through capital appreciation and current income consistent with preservation of capital derived from investing in a portfolio of equity and fixed income securities.



The investment approach for the Balanced Fund combines the equity growth strategy used for the Monetta Fund, Small-Cap Fund, Mid-Cap Fund, and
Large-Cap Fund and the income strategy employed by the Intermediate Bond Fund, as discussed below.



The Fund may emphasize fixed income securities or equity securities or hold equal amounts of both, depending upon the Advisor's analysis of market, financial, and economic conditions. Under normal circumstances, the Fund invests at least 80% of its total assets in fixed income and equity securities. At least 25% of the Fund's assets invested in fixed income securities will consist of corporate bonds and debentures rated A or better and securities issued or guaranteed as to principal and interest by the U. S. Government and its agencies and instrumentalities. The Fund does not presently intend to invest more than 10% of its assets in securities rated below investment grade (commonly called "junk bonds") or, if unrated, determined by the Advisor to be of comparable credit quality. See "Risks and Investment Considerations - Debt Securities."



* Intermediate Bond Fund


The INTERMEDIATE BOND FUND seeks a high level of current income, consistent with the preservation of capital, by investing primarily in marketable debt securities.



Under normal market conditions, the Intermediate
Bond Fund invests at least 70% of the value of its total assets (taken at market value at the time of investment) in the following:


(1)  Marketable straight-debt securities of
domestic issuers and of foreign issuers payable in
U. S. dollars, rated at the time of purchase within the three highest grades assigned by Moody's or by S&P;

(2)  Securities issued or guaranteed by the U. S.
Government or by its agencies or
instrumentalities;

(3) Commercial paper rated Prime-1 by Moody's or A-1 by S&P at time of purchase or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated A or better by Moody's or by S&P;


(4)  Variable rate demand notes, if unrated,
determined by the Advisor to be of credit quality comparable to the commercial paper in which the Fund may invest; or


(5)  Bank obligations, including repurchase
agreements,* of banks having total assets in excess of $500 million.



____________________________

Under normal market conditions, the Fund invests at least 65% of its total assets in bonds and debentures and at least 75% of its assets in securities with an average life of less than 15 years, and expects that the dollar-weighted average life of its portfolio will be between 3 and 10 years. Average life is the weighted average period over which the Advisor expects the principal to be paid and differs from stated maturity in that it includes the estimated effect of maturity-shortening devices such as calls, refundings, or redemption provisions of which the Advisor believes it is probable that the issuer will take advantage. With respect to GNMA securities and other mortgage-backed securities, average life is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. With respect to obligations with call provisions, average life is typically the next call date on which the Advisor believes it is probable that the obligation will be called.
Securities without prepayment or call provisions generally have an average life equal to their stated maturity. During periods of rising interest rates, the average life of mortgage-backed securities and callable obligations may increase substantially because they are not likely to be prepaid, which may result in greater net asset value fluctuation.



*A repurchase agreement is a sale of securities to a Fund in which the seller (a bank or broker-dealer believed by the Advisor to be financially sound) agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time.

<PAGE 9>


The Fund also may invest in other debt securities
(including those convertible into or carrying warrants to purchase common stocks or other equity interests and privately placed debt securities), preferred stocks, and marketable common stocks that the Advisor considers likely to yield relatively high income in relation to cost.
Equity securities acquired by conversion or exercise of a warrant may be held by the Fund for a sufficient time to permit orderly disposition or to establish a long-term holding period for tax purposes. If, after purchase by the Fund, the rating of a portfolio security is lost or reduced, the Fund would not be required to sell the security, but the Advisor would consider such a change in deciding whether the Fund should retain the security in its portfolio. See "Risks and Investment Considerations - Debt Securities." The
Intermediate Bond Fund will not invest more than 20% of its assets in debt securities rated below investment grade or, if unrated, determined by the Advisor to be of comparable credit quality.


* Government Money Market Fund

The GOVERNMENT MONEY MARKET FUND seeks maximum current income consistent with safety of capital and maintenance of liquidity. The Fund invests in
U. S. Government Securities maturing in thirteen months or less from the date of purchase and repurchase agreements for U. S. Government
Securities.

U. S. Government Securities include:

(1)  Securities issued by the U. S. Treasury;

(2)  Securities issued or guaranteed as to
principal and interest by agencies or
instrumentalities of the U. S. Government that are backed by the full faith and credit guarantee of the U. S. Government;

(3)  Securities issued or guaranteed as to
principal and interest by agencies or
instrumentalities of the U. S. Government that are not backed by the full faith and credit guarantee of the U. S. Government; and

(4) Repurchase agreements for securities listed in (1), (2), and (3) above, regardless of the maturities of such underlying securities.

The Fund is a money market fund and follows procedures, described in the Statement of Additional Information, designed to stabilize its net asset value per share at $1.00. The Fund maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share and, in any case, not in excess of 90 days.

The U. S. Government Securities in which the Fund is permitted to invest include:

(i) bills, notes, bonds, and other debt
securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the U. S. Treasury; and (ii) other securities that are issued or guaranteed as to principal and interest by agencies or instrumentalities of the U. S. Government and that include, but are not limited to, Federal Farm
Credit Banks, Federal Home Loan Banks, Government
National Mortgage Association, Farmers Home
Administration, Federal Home Loan Mortgage
Corporation, and Federal National Mortgage
Association. The Fund also invests in repurchase agreements for U. S. Government Securities. See
"Risks and Investment Considerations."

<PAGE 10>

     Risks and Investment Considerations

Risks

All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The risks inherent in each Fund depends primarily upon the types of securities in the Fund's portfolio, as well as on market conditions. There can be no guarantee that a Fund will achieve its objective.


The MONETTA FUND, SMALL-CAP FUND, MID-CAP FUND,
AND LARGE-CAP FUND are designed for long-term investors who can accept the fluctuations in portfolio value and other risks associated with seeking capital growth through investment in common stocks.



The BALANCED FUND is appropriate for long-term investors who can accept asset value fluctuations from interest rate changes and credit risks associated with fixed income investments and other risks associated with investments in common stocks.



The INTERMEDIATE BOND FUND is appropriate for investors who seek high income with less net asset value fluctuation from interest rate changes than that of a longer-term fund but more net asset value fluctuation than with a shorter-term fund, and who can accept the credit and others risks associated with securities that are high and upper-medium quality. A longer-term bond fund will usually provide a higher yield than an intermediate term fund like the Intermediate Bond
Fund; conversely, an intermediate-term fund usually has less net asset value fluctuation, although there can be no guarantee that this will be the case.



The GOVERNMENT MONEY MARKET FUND is designed for investors who seek income with minimum risk
(including the risk of principal loss) other than the risk of changes in yield caused by fluctuation in prevailing levels of interest rates. Because the Government Money Market Fund's investment policy permits it to invest in U. S. Government
Securities that are not backed by the full faith and credit of the U. S. Government, investment in that Fund may involve risks that are different in some respects from an investment in a fund that invests only in securities that are backed by the full faith and credit of the U. S. Government.
Such risks may include a greater risk of loss of principal and interest on the securities in the Fund's portfolio that are supported only by the issuing or guaranteeing U. S. Government agency or instrumentality since the Fund must look principally or solely to that entity for ultimate repayment. There can be no guarantee that the Government Money Market Fund will be able at all times to maintain its net asset value per share at $1.00.



Investment Considerations

EQUITY SECURITIES. Common stocks represent an equity interest in a corporation. Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term. The securities of smaller companies, as a class, have had periods of favorable results and other periods of less favorable results compared to the securities of larger companies as a class.
Stocks of small- to mid-size companies tend to be more volatile and less liquid than stocks of large companies. Smaller companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure, and may have a smaller public market for their shares.

DEBT SECURITIES. Bonds and other debt instruments are methods for an issuer to borrow money from investors. Debt securities have varying levels of sensitivity to interest rate changes and varying degrees of quality. A decline in prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities. As a result, interest rate fluctuations will affect a Fund's net asset value, but not the income received by a Fund from its portfolio securities. (Because yields on debt securities available for purchase by a Fund vary over time, no specific yield on shares of a Fund can be assured.) In addition, if the bonds in a Fund's portfolio contain call, prepayment, or redemption provisions, during a period of declining interest rates, these securities are likely to be redeemed, and the Fund will probably be unable to replace them with securities having a comparable yield. There can be no assurance that payments of interest and principal on portfolio securities will be made when due.


"Investment grade" debt securities are those rated within the four highest ratings categories of Moody's or S&P or, if unrated, determined by the Advisor to be of comparable quality. Bonds rated
Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuers to make principal and interest payments than is the case with higher grade bonds. Lower-rated debt securities (commonly called "junk bonds"), on balance, are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy; they are likely to be less marketable and more adversely affected by economic downturns than higher-quality debt securities. Convertible debt securities are frequently unrated or, if rated, are below investment grade. For more information, see discussion of debt securities in the Fund's
Statement of Additional Information.

<PAGE 11>



SHORT-TERM INVESTMENT.  The Funds (other than the
Government Money Market Fund) may make short-term investments without limitation in periods when the Advisor determines that a temporary defensive position is warranted. Such investments may be in
U. S. Government Securities of the type in which the Government Money Market Fund may invest;
certificates of deposit, bankers' acceptances, and other obligations of domestic banks having total assets of at least $500 million and which are regulated by the U. S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency;
and demand notes comparable in quality, in the Advisor's judgment, to commercial paper rated in the highest category.



LOANS OF PORTFOLIO SECURITIES. Subject to certain restrictions, the Balanced Fund and Intermediate
Bond Fund may lend their portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period;
and (c) expenses of enforcing its rights.



WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES.  The
Balanced Fund, Intermediate Bond Fund, and
Government Money Market Fund may invest in securities purchased on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Advisor deems it advisable for investment reasons. The
Government Money Market Fund may purchase securities on a standby commitment basis, which is a delayed-delivery agreement in which the Fund binds itself to accept delivery of a security at the option of the other party to the agreement.
When a Fund commits to purchase securities on a when-issued or delayed-delivery basis, the Fund segregates assets to secure its ability to perform and to avoid the creation of leverage.



REPURCHASE AGREEMENTS.  The Balanced Fund,
Intermediate Bond Fund, and Government Money
Market Fund may enter into repurchase agreements.
In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.



OPTIONS AND FUTURES. Consistent with their objectives, the Balanced Fund and Intermediate
Bond Fund may each purchase and write both call options and put options on securities and on indexes and enter into interest rate and index futures contracts and options on such futures contracts (such put and call options, futures contracts, and options on futures contracts are referred to as "derivative products") in order to provide additional revenue or to hedge against changes in security prices or interest rates. The
Fund may write a call or put option only if the option is covered. The Fund will limit its use of futures contracts and options on futures contracts to hedging transactions to the extent required to do so by regulatory agencies. There are several risks associated with the use of derivative products. As the writer of a covered call option, the Fund foregoes, during the option's life, the opportunity to profit from increases in market value of the security covering the call option.
Because of low margin deposits required, the use of futures contracts involves a high degree of leverage and may result in losses in excess of the amount of the margin deposit. Since there can be no assurance that a liquid market will exist when the Fund seeks to close out a derivative product position, these risks may become magnified.
Because of these and other risks, successful use of derivative products depends on the Advisor's ability to correctly predict changes in the level and the direction of stock prices, interest rates, and other market factors; but even a well-conceived transaction may be unsuccessful because of an imperfect correlation between the securities and derivative product markets. When either the Balanced Fund or Intermediate Bond Fund enter into a futures contract, it segregates assets to secure its ability to perform and to avoid the creation of leverage. For additional information, please refer to the Fund's Statement of Additional
Information.

<PAGE 12>



PORTFOLIO TURNOVER.  The Monetta Fund and Small-
Cap Fund engage in an above-average number of portfolio transactions. Their annual portfolio turnover rates are likely to exceed 100%, and in some years may exceed 200% (excluding Treasury
Bills and other short-term money market
instruments which mature in less than one year).
The Mid-Cap Fund, Large-Cap Fund, and Balanced
Fund may also engage in an above-average number of portfolio transactions and have an annual portfolio turnover rate exceeding 100%, although that rate is not expected to exceed 200% annually under normal market conditions. A high portfolio turnover rate increases aggregate brokerage commission expenses and taxes which must be borne directly by a Fund and ultimately by its Shareholders. These portfolio turnover rates and the resulting commission expenses and taxes are higher on a relative basis than those of mutual funds which may not trade as frequently, including those with a policy of capital appreciation.
Substantial trading involves substantial risk and may be speculative. Investors should not consider purchase of a Fund's shares as a complete investment program.



           Investment Restrictions

The Funds' investment restrictions, noted below, and investment objectives cannot be changed without shareholder approval. All investment restrictions for each Fund are described in the Funds' Statement of Additional Information.

* Monetta Fund


In pursuing its investment objective, the Monetta
Fund will not:


(1) Invest more than 5% of its assets in the securities of any one issuer (except obligations issued or guaranteed by the U. S. Government, its agencies, or instrumentalities);

(2) Buy more than 10% of any class of securities of any one issuer; or

(3) Borrow money in excess of 5% of the value of its total assets, or pledge, mortgage, or hypothecate its assets taken at market value to an extent greater than 10% of the Fund's total assets taken at cost (and no borrowing may be undertaken except from banks as a temporary measure for extraordinary or emergency purposes).

*  Small-Cap Fund
*  Mid-Cap Fund
*  Large-Cap Fund
*  Balanced Fund
*  Intermediate Bond Fund
*  Government Money Market Fund

In pursuing its investment objective, each Fund will not:

(1)  Invest more than 5% of its total assets
(valued at the time of investment) in the securities of any one issuer, except U. S.
Government Securities and repurchase agreements
(this restriction applies to only 75% of the total assets of all Funds except the Government Money
Market Fund);

(2) Acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any issuer; or

(3)  Borrow money, except as a temporary measure
for extraordinary or emergency purposes, and then
the aggregate borrowings at any one time may not
exceed 10% of its assets (at market value).   A
Fund will not purchase additional securities when its borrowings exceed 5% of total assets.


              Investment Return

"Average Annual Total Return" for a given period may be computed by finding the average annual compounded rate that would equate a hypothetical initial $1,000 investment to the value of that investment that could be redeemed at the end of the period, assuming reinvestment of all dividends and distributions.


The Balanced Fund and Intermediate Bond Fund may quote their yield, calculated by dividing net investment income per share (a hypothetical figure as defined in the SEC rules) during a 30-day period by the net asset value per share on the last day of the period. The yield formula provides for semi-annual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

<PAGE 13>


Because the Government Money Market Fund strives to maintain a $1.00 per share value, its return is usually quoted either as a current seven-day yield, calculated by adding the dividends on a Fund share for the previous seven days and restating that yield as an annual rate; or as an effective yield, calculated by adjusting the current yield to assume daily compounding. To obtain current yield information, call 1-800-
MONETTA (1-800-666-3882) or write to the address shown on the back cover. The Government Money
Market Fund may also quote its Total Return or Average Annual Total Return.



In advertising and sales literature, a Fund's performance may be compared to market indexes and to the performance of other mutual funds. A Fund may also publicize its comparative performance as computed in rankings or ratings determined by independent services or publications including
Lipper Analytical Services, Inc., Morningstar,
Inc., and others.


More information about a Fund's performance is included in its 1997 annual report to Shareholders, a copy of which may be obtained upon request at no charge.



           How to Purchase Shares


You may purchase shares of any of the Funds by telephone (if you have the ACH plan), by check, by wire (into an existing account only), or by exchange from your account with another Monetta
Fund. Your initial investment in any of the Monetta Funds must be at least $250. There is NO minimum additional investment amount. Each Fund has a minimum account balance of $250. If you are purchasing shares to be held by a tax-sheltered retirement plan sponsored by the Advisor, you must use special application forms which you can obtain by calling the Funds at 1-800-MONETTA. See
"Shareholder Services - Tax-Sheltered Retirement
Plans." Your purchase order must be received by the Funds' Transfer Agent before the close of regular session trading on the New York Stock
Exchange (ordinarily 3:00 p.m. Central time) to receive the net asset value calculated on that day. See "Purchase Price of Shares" below.
Additional shares may be purchased via the Automatic Investment Plan. See "Shareholder
Services - Automatic Investment Plan."  INITIAL
PURCHASES BY AN INDIVIDUAL SHAREHOLDER CANNOT BE
MADE BY TELEPHONING OR FAXING AN APPLICATION TO
THE FUNDS OR THE TRANSFER AGENT.



Purchase by Telephone

By using the Funds' telephone purchase option, you may move money from your bank account to your Fund account at your request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. The option will become effective approximately 15 business days after the application form is received.
Subsequent investments may be made by calling 1-
800-241-9772. To have your Fund shares purchased at the offering price determined at the close of regular trading on a given date, the transfer agent must receive both your purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such a date. Most transfers are completed within one business day. You may not use telephone purchase transactions for initial purchases of Fund shares. If money is moved by ACH transfer, you will not be charged by the Funds for these services. The minimum amount that can be transferred by telephone is $25. The Funds reserve the right to modify or remove the ability to purchase shares by telephone at any time.


Purchase by Check


To purchase shares of a Fund by check, complete and sign the Share Purchase Application included in this Prospectus and return it, with a check or other negotiable bank draft made payable to MONETTA FUNDS, to: MONETTA, C/O FIRSTAR TRUST
COMPANY, P. O. BOX 701, MILWAUKEE, WISCONSIN
53201-0701.  IF YOU INTEND TO USE AN OVERNIGHT
DELIVERY SERVICE, THE APPLICATION AND CHECK SHOULD
BE SENT TO:  FIRSTAR TRUST COMPANY, MUTUAL FUND
DIVISION, 615 EAST MICHIGAN STREET, 3RD FLOOR,
MILWAUKEE, WISCONSIN 53202-5207. If a phone number is requested, use: 1-414-765-4124.
Applications will not be accepted unless accompanied by payment. Additional purchases by check may be made at any time by mailing a check payable to MONETTA FUNDS, to the address above, together with the detachable form from a prior account statement or a letter indicating the account number to which the subsequent purchase is to be credited and the name(s) of the registered owner(s).


Purchases must be made in U. S. dollars and checks must be drawn on U. S. banks. No cash or third-party checks will be accepted. If your order to purchase shares is canceled because your check does not clear, you will be responsible for a $20 return item fee and any resulting loss incurred by the Fund.
<PAGE 14>


Purchase by Wire

Shares may also be purchased by wire transfer of funds INTO AN EXISTING ACCOUNT ONLY. Before wiring funds, call Firstar Trust Company at 1-800-
241-9772 to ensure prompt and accurate handling of your account. Then, instruct your bank to wire the purchase amount to: FIRSTAR BANK-MILWAUKEE
N. A., 777 EAST WISCONSIN AVENUE, MILWAUKEE,
WISCONSIN 53202, ABA NUMBER 0750-00022, CREDIT
FIRSTAR TRUST COMPANY, ACCOUNT NUMBER 112-952-137, further credit Monetta Funds, (shareholder name and account number). Your bank may charge you a fee for sending the wire. The Funds will not be responsible for the consequences of any delays, including delays in the banking or Federal Reserve wire systems.

Purchase by Exchange

You may purchase shares by exchange of shares from another existing Fund account either by phone (if you have not declined the Telephone Exchange
Privilege on the account form which the exchange is being made) or by mail. Restrictions apply;
please review the information under "How to Redeem
Shares - By Exchange."

Purchase Through Intermediates


You may also purchase (and redeem) shares through investment dealers, banks, or other institutions.
The Funds may enter into an arrangement with such an institution allowing the institution to process purchase orders or redemption requests for its customers with the Funds on an expedited basis, including requesting share purchases and redemptions by telephone. If you purchase shares through an investment dealer, the dealer will be responsible for promptly forwarding your order to the Fund's transfer agent. Although these arrangements might permit you to effect a purchase or redemption of Fund shares through the institution more quickly than would otherwise be possible, the institution may impose charges for its services. Such fees may constitute a substantial portion of a smaller account and may not be in your best interest. You should check with the investment dealer, bank, or other institution through which you purchased Fund shares to determine if that institution offers telephone redemptions. You may purchase or redeem shares directly from the Funds without any charges other than those described in this Prospectus. In some cases, the Funds and the Advisor may enter into arrangements with such intermediaries by which a Fund may pay to such an intermediary up to 0.25% of the value of shares purchased through that intermediary, to compensate the intermediary for the services provided to those Fund
Shareholders and the intermediary's distribution-related services. Any payments by a Fund would be pursuant to its Service and Distribution Plan.
Any such payments by a Fund are borne by all Fund
Shareholders, not just those purchasing shares through such intermediaries. See "Management of the Funds - Service and Distribution Plan." The
Advisor may pay additional amounts to such intermediaries from the Advisor's own resources.



Purchase Price of Shares

The price paid for shares is the net asset value per share of a Fund next determined after receipt of your purchase order in proper form by Firstar
Trust Company (the "Transfer Agent") or an authorized sub-transfer agent. See "Determination of Net Asset Value." Money sent to purchase additional shares for existing accounts must be accompanied by the shareholder's account number.
Money sent to open a new account must be preceded or accompanied by a completed application form.

Conditions of Purchase

All of your income dividends and capital gain distributions will be reinvested in additional shares of the Fund paying the dividend or distribution unless you elect to have distributions paid to you in cash. See
"Dividends, Distributions, and Taxes." Each Fund reserves the right to reinvest the proceeds and future distributions in additional Fund shares at the current net asset values if checks mailed to you for distributions are returned as undeliverable or are not presented for payment within six months.

The purchase order is considered to have been placed when it is received in proper form by the Transfer Agent or by an authorized sub-transfer agent. Once your purchase order has been accepted, you may not cancel or revoke it;
however, you may redeem the shares. The Funds reserve the right not to accept any purchase order that it determines not to be in the best interest of the Fund or of a Fund's Shareholders. Election of the Telephone Exchange Privilege authorizes the Funds and the Transfer Agent to tape-record instructions to purchase. Reasonable procedures are used to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your application and requiring permission to record the conversation. You will bear the risk of loss due to unauthorized or fraudulent instructions regarding your account, although the Funds may have a risk of such loss if reasonable procedures were not used. The Funds also reserve the right to waive or change the investment minimums for any reason. Monetta Fund and the Trust do not issue certificates for Fund shares because of the availability of the telephone exchange and redemption privileges.
<PAGE 15>


            How to Redeem Shares


Redemption for Cash


IN WRITING. You may redeem all or part of the shares in your account, without charge, by sending a written redemption request "in good order" to the Transfer Agent, Firstar Trust Company, P. O.
Box 701, Attention: Monetta Funds, Milwaukee,
Wisconsin 53201-0701. If you intend to use an overnight delivery service, please send to:
Firstar Trust Company, Mutual Fund Division, 615
East Michigan Street, 3rd Floor, Milwaukee,
Wisconsin 53202-5207. A redemption request will be considered to have been received in good order if the following conditions are satisfied:

(1) The request must be in writing, indicating the Fund, the number of shares or dollar amount to be redeemed, and the shareholder's account number;

(2)  The request must be signed by the
shareholder(s) exactly as the shares are registered;

(3) The signature(s) on the written redemption request must be guaranteed if the shares to be redeemed have a value of $50,000 or more or the redemption proceeds are to be sent to an address other than your address of record. See "Signature
Guarantee" below.

(4) Corporations and associations must submit, with each request, a form of acceptable resolution; and

(5)  Other supporting legal documents may be
required from organizations, executors,
administrators, trustees, or others acting on accounts not registered in their names.

SHARES MAY NOT BE REDEEMED BY FACSIMILE.

SIGNATURE GUARANTEE. The signature on your redemption request must be guaranteed if the redemption proceeds are $50,000 or more when the proceeds are to be mailed to an address other than your address of record or if a change of address request has been received by the Fund or transfer agent within the last 15 days. The guarantor must be a bank, member firm of a national securities exchange, savings and loan association, credit union, or other entity authorized by state law to guarantee signatures. A notary public may not guarantee signatures. The signature guarantee must appear on the written redemption request (the guarantor must use the phrase "signature guaranteed" and must include the name of the guarantor bank or firm and an authorized signature).

BY TELEPHONE.  You may redeem shares having a
value up to $50,000 by calling Firstar at 1-800-
241-9772, if telephone redemption is available for
your account.   For new accounts started after
February 2, 1997, telephone redemptions can be authorized on the account application. Telephone redemption is automatically available for accounts which existed prior to February 2, 1997. To terminate your option to redeem, please call 1-
800-MONETTA for the appropriate forms. Reasonable procedures are used to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on the purchase application and recording the conversation. The shareholder bears the risk of any loss that might result from a fraudulent instruction, although a Fund may bear such risk if reasonable procedures were not used.
To reduce the risk of a fraudulent instruction, proceeds of telephone redemptions may be sent only to the shareholder's address of record or to a bank or brokerage account designated by the shareholder, in writing, on the purchase application or in a letter with the signature(s) guaranteed. The Funds reserve the right to record all telephone redemption requests. See "General
Redemption Policies" below.


BY ACH TRANSFER. Redemption proceeds can be sent to your bank account by ACH transfer. You can elect this option by completing the appropriate section of the purchase application. If money is moved by ACH transfer, you will not be charged by the Funds for these services. There is a $25 minimum per ACH transfer. Typically, funds are credited to your bank account within three business days.

<PAGE 16>

For Information on how to redeem shares through intermediaries, see "How to Purchase Shares -
Purchases Through Intermediaries."


Redemption by Exchange



By writing (without charge) to, or by telephoning
(for a fee) the Transfer Agent, you may exchange all or any portion of your shares of any of the Monetta Funds for shares of another Fund offered by Monetta for sale in your state. A signed, properly completed Share Purchase Application must be on file. AN EXCHANGE TRANSACTION IS A SALE AND
PURCHASE OF  SHARES FOR FEDERAL INCOME TAX
PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS.
The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the Fund being purchased. Unless you have elected to receive your dividends in cash, on an exchange of all shares, any accrued unpaid dividends will be invested in the Fund to which you exchange on the next business day. An exchange may be made by following the redemption procedure described above and indicating the Fund to be purchased, except that a signature guarantee normally is not required.


To use the Telephone Exchange Privilege to exchange between your Monetta accounts in the amount of $250 or more, call 1-800-241-9772 before 3:00 p.m. Central time. The Funds' Transfer Agent imposes a charge (currently $5.00 ) for each Telephone Exchange. The general redemption policies apply to redemption of shares of Telephone Exchange. See "General Redemption
Policies" below. The Funds reserve the right at any time without prior notice to suspend or terminate the use of the Telephone Exchange
Privilege by any person or class of persons, or to terminate the Privilege in its entirety. Because such a step would be taken only if their respective Boards believe it would be in the best interests of the Funds, the Funds expect to provide Shareholders with prior written notice of any such action unless it appears that the resulting delay in the suspension, limitation, modification, or termination of the Telephone
Exchange Privilege would adversely affect the Funds. If the Funds were to suspend, limit, modify, or terminate the Telephone Exchange
Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange.


Redemption by Checkwriting - Government Money
Market Fund Only


An investor in the Government Money Market Fund may request on the Share Purchase Application that the Government Money Market Fund provide redemption checks drawn on the Fund. Checks may be in amounts of $500 up to $50,000. The shares redeemed by check will continue earning dividends until the check has cleared. Checks will not be returned. If selected on the Application Form, a book of 10 checks and 2 deposit forms will be sent to the shareholder. Additional checks and deposit forms will be sent to the shareholder, upon request, for a fee of $5.00 per book. This amount will be deducted from the shareholder's account.
In order to establish this checkwriting privilege after an account has been opened, the shareholder must send a written request to the Government
Money Market Fund, P. O. Box 701, Attention:
Monetta Funds, Milwaukee, Wisconsin 53201-0701. A fee of $20 will be charged for each stop payment request. If there are insufficient shares in the shareholder's account to cover the amount of the redemption by check, the check will be returned marked "insufficient funds," and a fee of $20 will be charged to the shareholder's account. Because dividends on the Fund accrue daily, checks may not be used to close an account, as a small balance is likely to result. The Checkwriting Privilege is only available to the Government Money Market Fund
Shareholders. The Checkwriting Privilege is not available for IRAs or other retirement accounts.

Redemption Price

The redemption price will be the net asset value
(see "Determination of Net Asset Value") per share of the Fund next determined after receipt by the Transfer Agent of a redemption request in good order. This means that your redemption request
(including a telephone exchange request) must be received in good order by the Transfer Agent before the close of regular session trading on the New York Stock Exchange (ordinarily 3:00 p.m.
Central time) to receive the net asset value calculated that day. The principal value and return on your investment will fluctuate and on redemption your shares may be worth more or less than your original cost.
<PAGE 17>


General Redemption Policies


You may not cancel or revoke your redemption request once instructions have been received and accepted. The Funds cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please telephone the Funds if you have any question about requirements for a redemption before submitting your request. If you wish to redeem shares held by one of the tax-sheltered retirement plans sponsored by the Advisor, special procedures of those plans apply. See "Tax-Sheltered Retirement
Plans." If you request payment of redemption proceeds by wire, you must pay the cost of the wire (currently $12.00).


YOUR REDEMPTION REQUEST MUST BE SENT TO THE
TRANSFER AGENT AT ITS ADDRESS IN MILWAUKEE SHOWN
ON THE BACK COVER.  IF A REDEMPTION REQUEST IS
SENT DIRECTLY TO THE FUNDS, IT WILL BE FORWARDED
TO THE TRANSFER AGENT AND WILL RECEIVE THE
REDEMPTION PRICE NEXT CALCULATED AFTER RECEIPT BY
THE TRANSFER AGENT. If you redeem shares through an investment dealer, the dealer will be responsible for promptly forwarding your request to the Fund's transfer agent. The Funds do not consider the U. S. Postal Service or other independent delivery services to be its agents.
Deposit in the mail or with such services or receipt of redemption requests at Firstar Trust
Company's Post Office Box does not constitute receipt by Firstar Trust Company or the Funds.
CORRESPONDENCE BY OVERNIGHT COURIER SHOULD BE SENT
TO: FIRSTAR TRUST COMPANY, 615 EAST MICHIGAN
STREET, 3RD FLOOR, MILWAUKEE, WISCONSIN 53202-
5207. The Funds generally pay proceeds of a redemption no later than seven days after proper instructions are received. If you attempt to redeem shares within 15 days after they have been purchased by check, a Fund may delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected.

During periods of volatile economic and market conditions, you may have difficulty placing your redemption or exchange by telephone, which might delay implementation of the redemption or exchange. Use of the Telephone Redemption or Exchange Privilege authorizes the Funds and the Transfer Agent to tape-record all instructions to redeem shares. Reasonable procedures are used to confirm that instructions received by telephone are genuine, such as requesting personal identification information that appears on your application and requiring permission to record the conversation. You will bear the risk of loss due to unauthorized or fraudulent instructions regarding your account, although the Funds may have a risk of such loss if reasonable procedures were not used.


Because of the relatively high cost of maintaining smaller accounts, the Funds reserve the right to redeem shares in any account with a balance of less than $250 in share value. Prior to any such redemption, a Fund will give the shareholder thirty days' written notice during which time the shareholder may increase his investment to avoid having his shares redeemed. The $250 minimum balance will be waived if the account balance drops below the required minimum due to market erosion.



 Dividends, Distributions, and Federal Taxes


The Monetta Fund, Small-Cap Fund, Mid-Cap Fund, and Large-Cap Fund declare and pay income dividends, if any, at least annually. The
Balanced Fund pays income dividends, if any, quarterly. The Intermediate Bond Fund declares and pays income dividends monthly. Income dividends of the Government Money Market Fund are declared daily and paid monthly. Capital gains, if any, are distributed by each Fund at least annually. Distributions of a Fund are automatically reinvested in additional shares of that Fund unless you elect payment in cash. Cash dividends can be sent to you by check or deposited directly into your bank account. Call the Transfer Agent at 1-800-241-9772 for more information and forms to sign up for direct deposit.



Each Fund is a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code and, thus, not be subject to Federal income taxes on amounts it distributes to Shareholders.


Each Fund will distribute all of its net income and gains to Shareholders. Dividends from investment income and net short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are taxable as long-term gains, regardless of the length of time you have held your shares in a Fund. Distributions will be taxable to you whether received in cash or reinvested in shares of a Fund. You will be advised annually as to the source of your distributions for tax purposes. If you are not subject to income taxation, you will not be required to pay tax on amounts distributed to you.
If you purchase shares shortly before a record date for a distribution, you will, in effect, receive a return of a portion of your investment, but the distribution will be taxable to you even if the net asset value of your shares is reduced below your cost. However, for Federal income tax purposes, your original cost would continue as your tax basis.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Funds may be required to withhold Federal income tax, currently at the rate of 31% ("backup withholding"), from dividend, capital gain, and redemption payments to you. Your dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income. These certifications are contained in the Share Purchase Application, which you should complete and return when you make your initial investment.
<PAGE 18>


      Determination of Net Asset Value

The purchase and redemption price of each Fund's shares is its net asset value per share. The net asset value of a share of each Fund is determined as of the close of trading on the New York Stock
Exchange (currently 3:00 p.m. Central time) by dividing the difference between the values of the Fund's assets and liabilities by the number of shares outstanding. This is referred to as "net asset value per share," which is determined as of the close of regular session trading at the New
York Stock Exchange on each day on which that exchange is open for trading. A security listed or traded on a national securities exchange or traded on the Nasdaq National Market is valued at its last quoted sales price on the day the valuations are made. Listed securities and securities traded on the over-the-counter market that do not trade on a particular day are valued at the mean between the quoted bid and asked price.

Valuation


Securities for which market quotations are readily available at the time of valuation are valued on that basis. Each security traded on a national stock exchange is valued at its last sale price on that exchange on the day of valuation or, if there are no sales that day, at the mean of the latest bid and asked quotations. Each over-the-counter security for which the last sale price on the day of valuation is available from the Nasdaq National
Market is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the mean of the latest bid and asked quotations. Long-term straight-debt securities for which market quotations are not readily available are valued at a fair value based on valuations provided by pricing services approved by the respective
Boards, which may employ electronic data processing techniques, including a matrix system, to determine valuations. Short-term debt securities for which market quotations are not readily available are valued by use of a matrix prepared by the Advisor based on quotations for comparable securities. Other assets and securities held by a Fund for which these valuation methods do not produce a fair value are valued by a method that the Board believes will determine a fair value.


Valuation of the Government Money Market Fund

The Government Money Market Fund attempts to maintain its net asset value at $1.00 per share.
Portfolio securities are valued based on their amortized cost, which does not take into account unrealized gains or losses. Other assets and securities of the Fund for which this valuation method does not produce a fair value are valued at a fair value determined by the Board. The extent of any deviation between the Fund's asset value based upon market quotations or equivalents and $1.00 per share based on amortized cost will be examined by the Board of Trustees. If such deviation were to exceed 1/2 of 1%, the Board would consider what action, if any, should be taken, including selling portfolio instruments;
increasing, reducing, or suspending distributions;
or redeeming shares in kind.


            Shareholder Services

Reporting to Shareholders

You will receive a confirmation statement reflecting each of your purchases and redemptions of shares of a Fund, as well as periodic statements detailing distributions made by each Fund of which you are a shareholder. You may elect to receive a combined statement for all Funds for which you are a shareholder. In addition, you will receive semi-annual and annual reports showing the portfolio holdings of each Fund and annual tax information.

Certain Account Changes

Investors who wish to make a change in their address of record, a change in investments made through an automatic investment plan, or a change in the manner in which dividends are received may do so by calling the transfer agent at 1-800-241-
9772.

Automatic Investment Plan


The Funds have an Automatic Investment Plan which
permits an existing shareholder to purchase
additional shares of any Fund (minimum $25 per
transaction) at regular intervals.  Under the
Automatic Investment Plan, shares are purchased by
transferring funds from a shareholder's checking,
bank money market, NOW account, or savings account
in an amount of $25 or more designated by the
shareholder.   At your option, the account
designated will be debited and shares will be purchased on the date elected by the shareholder.
Payroll deduction is available for certain qualifying employers; please call 1-800-MONETTA for further information. There must be a minimum of seven days between automatic purchases. If the date elected by the shareholder is not a business day, funds will be transferred the next business day thereafter. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish an Automatic Investment
Account, complete and sign Section G of the Shareholder Purchase Application included in this Prospectus and send it to the Transfer Agent. You may cancel this privilege or change the amount of purchase at any time by calling 1-800-241-9772 or by mailing written notification to: MONETTA, C/O
FIRSTAR TRUST COMPANY, P.O. BOX 701, MILWAUKEE,
WISCONSIN 53201-0701. The change will be effective five business days following receipt of your notification by the Transfer Agent. A Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. However, a $20 fee will be imposed by Firstar Trust Company if sufficient funds are not available in the shareholder's account at the time of the automatic transaction.

<PAGE 19>

Systematic Exchange Plan


The Funds offer a Systematic Exchange Plan whereby a shareholder may automatically exchange shares
(in increments of $250 or more) of one Monetta
Fund into another on any day, either monthly or quarterly, the shareholder chooses. For additional information and a Systematic Exchange
Plan form, please call Firstar Trust Company at 1-
800-241-9772.  Before participating in the
Systematic Exchange Plan, an investor should consult a tax or other financial Advisor to determine the tax consequences of participation.


Systematic Withdrawal Plan

The Funds offer a Systematic Withdrawal Plan for
Shareholders who own shares of any Fund worth at least $10,000 at current net asset value. Under the Systematic Withdrawal Plan, a fixed sum
(minimum $500) will be distributed at regular intervals (on any day, either monthly or quarterly). In electing to participate in the Systematic Withdrawal Plan, investors should realize that, within any given period, the appreciation of their investment in a particular
Fund may not be as great as the amount withdrawn.
A shareholder may vary the amount or frequency of withdrawal payments or temporarily discontinue them by notifying Firstar Trust Company at 1-800-
241-9772. The Systematic Withdrawal Plan does not apply to shares of any Fund held in Individual
Retirement Accounts or defined contribution retirement plans. For additional information or to request an application, please call Firstar
Trust Company at 1-800-241-9772.


          Tax-Sheltered Retirement Plans


The Advisor offers prototype tax-sheltered retirement plans for individuals, businesses, and nonprofit organizations. Please call 1-800-
MONETTA for booklets describing the following programs and the forms needed to establish them:


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) for employed individuals and their non-employed spouses.


EDUCATION IRA, providing tax-free earnings growth and tax-free withdrawals for certain higher education expenses (contributions not deductible).



ROTH IRA, providing tax-free earnings growth and tax-free withdrawals with certain greater flexibility than Traditional IRAs (contributions not deductible).


MONEY PURCHASE PENSION AND PROFIT SHARING PLANS, including salary deferral (401(K)) plans, for self-employed individuals, partnerships, and corporations.

403(B) RETIREMENT PLANS for nonprofit
organizations.

SAVINGS INCENTIVE MATCH PLANS (SIMPLE-IRAS) permitting employers to provide retirement benefits, including salary deferral, to their employees using IRAs and minimizing administration and reporting requirements.


Promotional Activities



From time to time, the advisor to each of the Funds may undertake various promotional activities with the view to increasing the assets or the number of shareholder accounts of one or more of the Funds. Those activities may include the purchase by the Advisor on behalf of a new or current shareholder of a Fund of additional shares of such Fund, which purchases would be paid for by the Advisor out of its own resources.

<PAGE 20>

           Management of The Funds

The Board of Directors of Monetta Fund and the
Board of Trustees of the Trust have overall responsibility for the conduct of the affairs of their respective Funds.


Investment Advisor



Each Fund's investments are managed by the investment Advisor, MONETTA FINANCIAL SERVICES,
INC. (the "Advisor"). Subject to the overall authority of the respective Boards, the Advisor manages the business and investments of the Funds under investment advisory agreements. The Advisor also furnishes all office space, equipment, and personnel used by it in performing its duties and pays all of each Fund's ordinary operating expenses except the fees of the custodian and transfer agent, fees, and expenses of the non-interested board member and payments under a Fund's Service and Distribution Plan. The Advisor is controlled by Robert S. Bacarella, the President and Founder of Monetta Fund and the Trust, whose principal occupation has been in the field of money management since 1972. The
Advisor's address is 1776-A S. Naperville Road,
Suite 100, Wheaton, IL 60187.



The Advisor employs a team approach to the management of the Fund. The management team is comprised of the lead portfolio manager, other
Advisor portfolio managers, and research analysts.
Team members share responsibility for providing ideas, information, knowledge, and expertise in managing the Fund. Each team member has one or more areas of expertise that is applied to the management of the Fund. Daily decisions on portfolio selection rest with the lead portfolio manager who utilizes the input and advice of the management team in making purchase and sale determinations.



Mr. Robert S. Bacarella and Mr. Kevin D. Moore are co-managers for all of the Monetta Family of Funds with Mr. Bacarella as the lead manager for the Monetta Fund and the Small-Cap Fund and Mr. Moore as the lead manager for the Mid-Cap, Large-Cap, Balanced, Intermediate Bond, and Government Money
Market Funds.



Mr. Bacarella has been Chairman and CEO of the Advisor since October, 1996; Director since 1984;
and President of the Advisor from 1984 to 1996 and April 1997 to present. He has served as the portfolio manager of the Monetta Fund since it began operations. Mr. Bacarella was Director -
Pension Fund Investments for Borg-Warner
Corporation until 1989.



Mr. Moore joined the Advisor as senior analyst in October 1995. He has served as the co-manager of the Large-Cap Fund and Balanced Fund since May
1996. Mr. Moore was a senior portfolio manager and Vice President of First of America Investment
Corporation from 1992 to 1995. He was directly responsible for managing over $450 million in assets.



In return for its services and for the assumption of each Fund's ordinary operating expenses except the fees and expenses of the custodian, transfer agent, the fees and expenses of the non-interested
Directors and Trustees and payments under a Fund's
Service and Distribution Plan, the Advisor receives a monthly fee from each Fund based on that Fund's average net assets, computed and accrued daily. The annualized rate of fee for the Monetta Fund is 1% of average net assets; for each of the Small-Cap Fund, Mid-Cap Fund, and Large-Cap
Fund is 0.75 of 1% of average net assets; for the Balanced Fund is 0.40 of 1% of average net assets;
for the Intermediate Bond Fund is 0.35 of 1% of average net assets; and for the Government Money
Market Fund is 0.25 of 1% of average net assets.



Monetta Fund, the Trust, and the Funds use
"Monetta" in their names by license from the Advisor and would be required to stop using those names if Monetta Financial Services, Inc., ceased to be the Advisor. The Advisor has the right to use the name for other enterprises, including other investment companies.



The Advisor seeks the best combination of net price and execution in selecting broker-dealers to execute portfolio transactions for the Funds.
Subject to that overriding consideration and consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., the Advisor may consider sales of Fund shares, or recommendations that clients purchase Fund shares, as a factor in the selection of broker-dealers to execute transactions for the Funds. Brokerage transactions for the Funds may be executed through Monetta Investment Services, L.L.C., a registered broker-dealer and an affiliate of the Advisor.

<PAGE 21>


At February 28, 1998, the Advisor owned 8.6% of the outstanding shares of the Small-Cap Fund, 5.6% of the outstanding shares of the Balanced Fund, 9.6% of the outstanding shares of the Government
Money Market Fund, 19.4% of the outstanding shares of the Intermediate Bond Fund, 4.0% of the outstanding shares of the Large-Cap Fund, and less than 1% of the Monetta Fund and the Mid-Cap Fund.
Ownership of a significant percentage of the outstanding shares of the Trust reduces the number of other shares that must be voted in accordance with the Advisor's vote to approve or disapprove any proposal requiring the approval of the Shareholders of the Trust.



Pending Government Proceeding



On February 26, 1998, the Securities and Exchange
Commission issued an order instituting public administrative cease-and-desist proceedings entitled "In the Matter of Monetta Financial
Services, Inc., et al." (File No. 3-9546) against
Monetta Financial Services, Inc., Robert S.
Bacarella, Richard D. Russo, William M. Valiant, and Paul W. Henry. The action alleges that the defendants violated Section 17(a) of the Securities Act of 1933, Section 10(b) of the
Securities Exchange Act of 1934 and Rule 10b-5 thereunder, and Section 206 of the Investment
Advisors Act of 1940, because they failed to disclose that securities issued by third parties in initial public offerings in 1993 were allocated partly to Messrs. Russo, Valiant, and Henry, who were either Trustees or Directors of publicly-traded mutual funds advised by the Advisor, and partly to the mutual fund and other clients of Advisor, instead of solely to the mutual fund and other clients of Advisor. The defendants do not believe that these actions violated any of the noted Sections or Rules, and are contesting the action.


Distributor

Shares of each Fund are distributed by Funds
Distributor, Inc., 60 State Street, Boston,
Massachusetts 02109.

Distribution and Service Plan


Pursuant to a Service and Distribution Plan (the
"Plan") adopted by each series of the Trust pursuant to Rule 12b-1 under the Investment
Company Act of 1940 as amended (the "Act"), each series of the Trust may compensate service organizations for their accounting, shareholder services, and distribution services in amounts up to 0.25 of 1% for the Small-Cap Fund, Mid-Cap
Fund, Large-Cap Fund, Balanced Fund, and
Intermediate Bond Fund and 0.10 of 1% for the
Government Money Market Fund per annum of the values of accounts of Shareholders purchasing through such organizations. In addition, each Fund may pay for other services relating to distribution of Fund shares, including the fees and expenses of the distributor, the registration fees payable to the states and other jurisdictions in which Fund shares are offered for sale, and the cost of printing prospectuses and shareholder reports used for marketing purposes. The maximum amounts payable by a Fund under the Plan, for service fees and other distribution related expenses, are 0.10 of 1% of the average net assets of the Government Money Market Fund and 0.25 of 1% of the average net assets of each of the Small-Cap
Fund, Mid-Cap Fund, Large-Cap Fund, Balanced Fund, and Intermediate Bond Fund. Additional service fees and additional amounts for other distribution-related expenses may be paid by the Advisor from its own resources.



              Other Information

All shareholder inquiries and instructions concerning Fund accounts should be directed to:
MONETTA, C/O FIRSTAR TRUST COMPANY, P. O. BOX 701,
MILWAUKEE, WISCONSIN 53201-0701.

In approving the use of a single combined
Prospectus, the Board of Directors of Monetta Fund and the Board of Trustees of the Trust considered the possibility that one Fund might be liable for misstatements in the Prospectus regarding information concerning another Fund.

* Monetta Fund


The Monetta Fund is an open-end, diversified management investment company incorporated under the laws of the State of Maryland on October 16, 1985.


The Fund has one class of capital stock, $0.01 par value. Each full share is entitled to one vote and to participate equally in dividends and distributions declared by the Fund (fractional shares have the same rights, proportionally, as full shares). Fund shares are fully paid and non-assessable when issued and have no preemptive, conversion, or exchange rights. The obligations and liabilities associated with ownership or shares in the Fund are limited to the extent of a shareholder's investment in the Fund.
<PAGE 22>

Voting rights are non-cumulative so that the holders of more than 50% of the shares voting in any election can, if they choose to do so, elect all of the Directors of the Fund.

As a Maryland corporation registered under the Investment Company Act of 1940, the Fund is not required to hold routine annual meetings of Shareholders and does not expect to do so.
Maryland law permits Shareholders to remove
Directors and requires the Fund to assist in shareholder communication under certain circumstances.

* The Trust


The Small-Cap Fund, Mid-Cap Fund, Large-Cap Fund,
Balanced Fund, Intermediate Bond Fund, and
Government Money Market Fund are each a series of Monetta Trust, which was organized as a Massachusetts business trust on October 20, 1992, and is an open-end diversified management investment company.


Under the terms of the Trust's agreement and declaration of trust ("Declaration of Trust"), the Trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the Trustees. All shares issued are fully paid and non-assessable when issued and have no pre-emptive, conversion, or exchange rights.

Each Fund's shares are entitled to participate pro rata in any dividends and other distributions declared by the Board of Trustees with respect to shares of that Fund. All shares of a Fund have equal rights in the event of liquidation of that Fund.

Under Massachusetts law, the Shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust's obligations.
However, the Declaration of Trust disclaims liability of the Shareholders, Trustees, and Officers of the Trust for acts or obligations of any Fund, which are binding only on the assets and property of that Fund. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board of Trustees. The Declaration of Trust provides for indemnification out of a Fund's assets of all losses and expenses of any Fund shareholder held personally liable for the Fund's obligations.
Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself is unable to meet its obligations. The risk of a particular Fund incurring financial loss on account of an unsatisfied liability of another
Fund of the Trust is also believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other Fund was unable to meet its obligations.


Each share has one vote and fractional shares have fractional votes. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing
Trustees, changing fundamental policies, or approving an investment advisory agreement. On any matters submitted to a vote of Shareholders, shares are voted by individual series and not in the aggregate, except when voting in the aggregate is required by the 1940 Act or other applicable law. Shares of a Fund are not entitled to vote on any matter not affecting that Fund. All shares of the Trust vote together in the election of Trustees.


The Trustees serve indefinite terms of unlimited duration. The Trustees appoint their own successors, provided that at least two-thirds of the Trustees, after any such appointment, have been elected by the Shareholders. Shareholders may remove a trustee, with or without cause, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Trust, respectively. A trustee may be removed with or without cause upon the written declaration of a majority of the Trustees.
<PAGE 23>


TABLE OF CONTENTS


Summary                                        2
Fund Expenses                                  3
Financial Highlights                           5
Investment Objectives and Policies             8
Risks and Investment Considerations           11
Investment Restrictions                       13
Investment Return                             13
How to Purchase Shares                        14
How to Redeem Shares                          16
Dividends, Distributions, and Federal Taxes   18
Determination of Net Asset Value              19
Shareholder Services                          19
Tax-Sheltered Retirement Plans                20
Management of the Funds                       21
Other Information                             22


SHAREHOLDERS NOTE:
Send all share purchase applications, changes of address, requests for account information, and redemption requests to the Transfer Agent

Firstar Trust Company
P. O. Box 701
Milwaukee, WI  53201-0701
1-800-241-9772

Hearing Impaired Services
TDD  1-800-684-3416


INVESTMENT ADVISOR:

Monetta Financial Services, Inc.


ADDRESS OF FUNDS AND ADVISOR:
1776-A South Naperville Road
Suite 100
Wheaton, Illinois  60187-8133


DISTRIBUTOR:
Funds Distributor, Inc.
Boston, Massachusetts  02109

AUDITORS:
KPMG Peat Marwick LLP
Chicago, Illinois  60601

LEGAL COUNSEL:

Sonnenschein, Nath & Rosenthal
Chicago, Illinois  60606


Monetta Fund, Inc.
Monetta Small-Cap Equity Fund
Monetta Mid-Cap Equity Fund
Monetta Large-Cap Equity Fund
Monetta Balanced Fund
Monetta Intermediate Bond Fund
Monetta Government Money Market Fund


No-Load Mutual Funds

No Redemption Fees





PROSPECTUS


April 28, 1998

<PAGE 24>
Share Purchase Application

MAIL COMPLETED APPLICATION TO:
Monetta Funds
c/o Firstar Trust Company
Mutual Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701

OVERNIGHT EXPRESS MAIL TO:
Monetta Funds
c/o Firstar Trust Co.
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202

1-800-MONETTA

   Make Checks Payble to:  Monetta Funds

Use  this  form  for individual custodial, trust, profit sharing, or
pension plan accounts.   Do  not  use this form for Monetta Funds-sponsored
IRA, Defined Contribution (401(k) or 403(b)) plans which require forms available from Monetta Funds. For information please call 1-800-666-3882.


A. Account Registration

[_]Individual                             [_]Joint Owner*

Name_______________________________     Birthdate________________
Social Security Number__________________Citizen of   [_] US   [_] Other
Joint Owner Name________________________Birthdate________________
Social Security Number__________________Citizen of   [_] US   [_] Other

* Registration will be Joint Tenants with Rights of Survivorship (JTWROS) unless otherwise specified.


[_]Gift to Minor
Custodian_______________________________________________________________
Minor__________________________________________ Minor's Birthdate_________
Minor's Social Security Number__________________Citizen of  [_] US  [_] Other

[_]Corporation, Partnership   ,     or Other Entity
Name of Legal Entity______________________________________________________
Taxpayer Identification Number______________________________________________
<>A  corporation resolution form or certificate is required  for corporation accounts.

[_]Trust, Estate,or Guardianship
Name___________________________________________________________________
Name of Fiduciary(s)______________________________________________________
Taxpayer Identification Number________________________Date of Trust__________
<>Additional documentation and certification may be requested.

B. Mailing Address                      []Send Duplicate Confirmation To:

_____________________________________   ___________________________________
Street Address, Apt. #                  Name

_____________________________________   ___________________________________
City, State, Zip Code                   Street Address, Apt #

_____________________________________   ___________________________________
Daytime Phone Number                    City, State, Zip Code


-----------------------------------------------------------------------------

C. Investment Choices

The minimum initial investment is $250 for shares in any of the Monetta Funds. There is no minimum for subsequent investments; however, for the Automatic Investment Plan the minimum is $25.


                                   Distribution Options
                                   Capital Gains and Distributions
                                   Amount Reinvested                  Cash
[_]MONETTA FUND                         $     [_]                     [_]
[_]MONETTA SMALL-CAP EQUITY FUND        $     [_]                     [_]
[_]MONETTA MID-CAP EQUITY FUND          $     [_]                     [_]
[_]MONETTA LARGE-CAP EQUITY FUND        $     [_]                     [_]
[_]MONETTA BALANCED FUND                $     [_]                     [_]
[_]MONETTA INTERMEDIATE BOND FUND       $     [_]                     [_]
[_]MONETTA GOVERNMENT MONEY MARKET FUND $     [_]                     [_]
               Total Investment         $_______


(If no distribution option is checked, dividends and capital gains will be reinvested.)

D. Telephone Options

Your signed Application must be received at least 15 business days prior to initial transaction.

An unsigned voided check (for checking accounts) or a savings account deposit slip is required with your Application.

[_]Check if savings account


TELEPHONE REDEMPTION. The proceeds will be mailed to the address in Section B. The telephone redemption privilege automatically applies unless you check the box below.

                [_]I DO NOT authorize telephone redemption

If you have not declined telephone redemption and you elect to have the amount deposited (via wire payment) to your bank account, complete bank
account  information  below.   A $12.00 fee will be charged to your account
for each wire transfer.

TELEPHONE  EXCHANGE.   Permits   the   exchange  of  shares  between
identical  registered  accounts. The  telephone   exchange   privilege
automatically applies unless you check the box below.

                 [_]I DO NOT authorize telephone exchange

[_]Telephone Redemption (ACH). The proceeds will be electronically sent to your bank account. Complete bank account information below.

[_]Telephone  Purchase  (ACH).   Permits  the purchase of additional shares
using  your  bank  account to clear the transaction.   Minimum  of  $25.00.
Complete bank account information below.


Name(s) on Bank Account_____________________________________________________
Bank Name__________________________________Account Number____________________
Bank Address_________________________________________________________________

______________________________________________________________________________

E. Checkwriting

Monetta Government Money Market Fund Only. Not available for IRA or other retirement accounts.

                  _____________________
   Account Number|_____________________|
                 |_____________________|
                  (for Bank Use Only)

[_]Check this box if you would like to establish check redemption privileges for the Monetta Government Money Market Fund and have 10 checks and 2 deposit forms printed. Each additional book of checks and deposit forms will be $5.00. This amount will be deducted from your account. Check redemption privileges are subject to the conditions on the reverse side.

______________________________________________________________________________
Name on Monetta Government Money Market Fund Account (must be the same as Account Registration-please print)

______________________________________
Authorized Signature(s) (For joint accounts, all owners must sign)
For a corporate, trust, other entity, or joint account, how many authorized signatures are required?__________________

______________________________________________________________________________

F. Backup Withholding


If the IRS has notified you that you are subject to backup withholding, check this box. [_]

______________________________________________________________________________

G. Automatic Investment Plan (AIP)

Your signed Application must be received at least 15 business days prior to initial transaction.

An unsigned voided check from your checking account or a savings account deposit slip is required with your Application.

[_]Check if savings account



Please start my AIP in the Monetta___________Fund as  described in the
Prospectus beginning: Month ______________   Year   ____________.  I hereby
instruct  Firstar  Trust  Company,  transfer  agent for
the Monetta Funds, to automatically transfer $_____________ (minimum
of $25.00)   [_]Monthly    [_]Quarterly  directly  from  my
checking, NOW, or savings account named below on the ___________ day of each month or quarter or the first business day thereafter into my account. I understand that I will be assessed a $20.00 fee if the automatic purchase cannot be made due to insufficient funds, stop payment, or for any other reason. Automatic Investment Plan contributions to your IRA will be reported as current year contributions.


Name(s) on Bank Account____________________________________________________
Bank Name________________________________  Account Number__________________
Bank Address ______________________________________________________________
_________________________________________  ________________________________
Signature of Bank Account Owner            Signature of Joint Owner

*  Termination  must be in writing or by calling Firstar Trust Company.
Allow 5 business days to become effective. Your participation in the Plan will terminate automatically if you redeem all your Monetta fund shares.
* IRA contributions apply as a current year purchase (purchases may not be used for prior year contributions).
______________________________________________________________________________

H. Signature & Certification

I affirm that I have received a current prospectus of the Funds and agree to be bound by its terms. I certify that I have full authority and legal capacity to purchase shares of the Fund(s) and to establish and use any related privileges, and agree that such privileges and their terms and conditions shall be governed by Illinois law. If I have not provided a social security or other tax identification number in Part A of the application, by signing the application, I: (i) certify, under penalties of perjury, that I have not been issued a number but have applied (or soon will apply) for one; and (ii) understand that if I do not provide the Funds or their transfer agent with a certified number within 60 days, they will be required to withhold 31% from all dividend, capital gain, and redemption payments from my account(s) until I provide them with a certified number.


I understand that the Telephone Redemption and Exchange Privilege(s) will apply to my account unless I have specifically declined the privilege in
Part D of this  application.   I  understand  that  by  signing this
application, unless the Privilege(s) is declined, I agree that neither the Funds nor their transfer agent, their agents, officers, trustees or employees will be liable for any loss, liability, cost or expense for acting instructions given under the Privilege(s), placing the risk of any loss on me. See "How to Redeem Shares - By Exchange" in the prospectus.


I agree that any of the Funds and their transfer agent may redeem shares and retain the proceeds from any of my account(s) with any Fund(s) up to a total of (a) any IRS penalties attributed to my failure to provide any of the Funds or their transfer agent with correct and complete information requested by either, and (b) any tax not withheld from distributions to me which should have been withheld by them.

UNDER THE PENALTY OF PERJURY, I CERTIFY THAT (1) THE SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER AND (2) I AM NOT SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION IN THIS PARAGRAPH REQUIRED TO AVOID BACKUP WITHHOLDING.

(Note: you must check the box in Part F of this application if the IRS has notified you that you are subject to backup withholding.)

____________________________________  ______________________________________
Signature*                      Date  Signature of Co-Owner, if any     Date

* If shares are to be registered in the name of (1) two persons jointly, both persons must sign; (2) a custodian for a minor, the custodian must sign; (3) a trust, the trustee(s) must sign; or (4) a corporation or other entity, an officer must sign and print name and title on space below.

______________________________________________________________________________
Print name and title of officer signing for a corporation or other entity.
______________________________________________________________________________

I. Dealer Information

Please be sure to complete representative's first name and middle initial.

____________________________________  _________________________________________
Dealer Name                           Representative's Last Name  First Name MI


DEALER HEAD OFFICE                    REPRESENTATIVE'S BRANCH OFFICE

____________________________________  _________________________________________
Address                               Address
____________________________________  _________________________________________
City, State Zip                       City, State, Zip
____________________________________  _________________________________________
Telephone Number                      Telephone Number

B.N.    0 ____ ____ ____ ____         _________________________________________
For Internal Use Only                 Rep's A.E. Number
______________________________________________________________________________

Condition of Redemption Option


Checks may not be for less than $500 or such other minimum amounts as may from time to time be established by the Monetta Government Money Market Fund upon prior written notice to its shareholders. Maximum amount for
withdrawal  is  $50,000.   Shares  purchased  by   check (including
certified or cashier's check) will not be redeemed by checkwriting or any other method of redemption until the transfer agent is reasonably satisfied that the check has been collected, which could take up to 7 days from the purchase date.


By  signing this card, I appoint the Firstar Bank Milwaukee, NA, my agent to present checks drawn on this account to the transfer agent, Firstar Trust Company, as requests to redeem shares; and I authorize the Monetta Government Money Market Fund and Firstar Trust Company to honor such requests and redeem shares in an amount equal to the amount of the check. I agree to be subject to the rules pertaining to the check redemption privileges as amended from time to time. The Monetta Government Money Market Fund or Firstar Trust Company may reserve the right to modify or terminate this account and authorization at any time.


                                 STATEMENT OF ADDITIONAL INFORMATION

                                                      APRIL 28, 1998

                                                  MONETTA FUND, INC.
                                                       MONETTA TRUST
                                                       NO-LOAD FUNDS


MONETTA FUND, INC.
MONETTA SMALL-CAP EQUITY FUND
MONETTA MID-CAP EQUITY FUND
MONETTA LARGE-CAP EQUITY FUND
MONETTA BALANCED FUND
MONETTA INTERMEDIATE BOND FUND
MONETTA GOVERNMENT MONEY MARKET FUND


                  1776-A SOUTH NAPERVILLE ROAD, SUITE 100

                             WHEATON, IL 60187
                               1-800-MONETTA
                             (1-800-666-3882)



                                                     TABLE OF CONTENTS

Other Fund Information.............................................B-1
Investment Objectives and Policies ................................B-1
Risks and Investment Considerations ...............................B-5
Investment Restrictions ..........................................B-10
Performance Information ..........................................B-14
Investment Advisor ...............................................B-17
Service and Distribution Plan ....................................B-18
Directors/Trustees and Officers ..................................B-20
Purchasing and Redeeming Shares ..................................B-23
More Information About Net Asset Value ...........................B-24
Tax Status .......................................................B-25
Portfolio Transactions ...........................................B-26
Distributor ......................................................B-29
Custodian ........................................................B-30
Independent Auditors .............................................B-30
Appendix - Ratings ...............................................B-31



This Statement of Additional Information is not a Prospectus, but provides additional information that should be read in conjunction with the Funds' Prospectus dated April 28, 1997, and any supplement thereto. The Prospectus and additional copies of the annual and semi-annual reports may be obtained without charge by writing or telephoning the Funds at the address or telephone number shown above.


OTHER FUND INFORMATION

Monetta Fund, Inc., ("Monetta Fund") is an open-end diversified management investment company organized under the laws of the State of Maryland. The Monetta Small-Cap Equity Fund ("Small-Cap Fund"), Monetta Mid-Cap Equity Fund ("Mid-Cap Fund"), Monetta Large-Cap Equity Fund ("Large-Cap Fund"), Monetta Balanced Fund ("Balanced Fund"), Monetta Intermediate Bond Fund ("Intermediate Bond Fund"), and Monetta Government Money Market Fund ("Government Money Market Fund") are series of Monetta Trust (the "Trust"), a Massachusetts business trust (the "Trust"). The Monetta Fund and each of the Trust series are collectively referred to as the "Funds."


The 1997 annual report of The Monetta Fund and the Trust, a copy of which accompanies this Statement of Additional Information, contains financial statements, notes thereto, and the report of independent auditors, all of which (but no other part of the annual report) are incorporated herein by reference.


INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Funds' investment objectives and policies in the Prospectus. In pursuing its objective, each Fund will invest as described below and in the Prospectus. Each Fund's investment objective is a fundamental policy, which may not be changed without the approval of a "majority of the outstanding voting securities" of that Fund.{1}

The Funds' investment objectives differ principally in the types of securities selected for investment and the relative importance each Fund places on growth potential, current income, and preservation of capital as considerations in selecting investments.


In pursuing the investment objectives of each of the Small-Cap Fund, Mid-Cap Fund, Large-Cap Fund, and Balanced Fund, the Advisor pursues an active and disciplined trading strategy. Those selling disciplines result in a higher than average rate of portfolio turnover, as discussed in the Prospectus.


{1} A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% of the Fund's shares present at a meeting if more than 50% of the shares outstanding are present or (ii) more than 50% of the Fund's outstanding shares.

                                 B-1

 . Monetta Fund, Small-Cap Fund, Mid-Cap Fund, and Large-Cap Fund

The Monetta Fund, Small-Cap Fund, Mid-Cap Fund, and Large-Cap Fund each seek long-term capital growth by investing in common stocks believed to have above-average growth potential.
The Funds differ from each other with respect to the (i) market capitalizations of the companies in which they invest and (ii) relative importance placed on investing for current income.


Each Fund's investment approach emphasizes a competitive return in rising markets and preservation of capital in declining markets in an attempt to generate long-term capital growth over a complete business cycle (approximately 3 to 5 years) when compared to the broader stock market indices. The Advisor's emphasis is on common stocks with improving earnings per share growth, a history of growth and sound management, and a strong balance sheet. The Advisor may invest up to 20% of the Monetta Fund's assets and 25% of the Small-Cap Fund, Mid-Cap Fund, and Large-Cap Fund's assets in securities not meeting the above criteria but believed by the Advisor to be undervalued based on a company's current price-earnings ratio relative to its estimated earnings growth rate.


The securities in which each Fund invests will be listed on a national securities exchange or traded on an over-the-counter market.


The  MONETTA  FUND'S  primary  investment  objective  is   to   provide  its
Shareholders with capital appreciation by investing at least 70% of the Fund's assets in equity securities believed to have growth potential. A secondary objective of Monetta Fund is to provide its Shareholders with income, in part by investing the balance of the Fund's assets in dividend-paying equity securities or in longer-term (greater than one year) debt securities. The Fund's investments in long-term debt securities will consist of United States Treasury Notes and Treasury Bonds of various maturities and investment grade securities rated at least A or better by either Moody's Investor Services, Inc., ("Moody's") or Standard and Poor's Corporation ("S&P").



The Monetta Fund generally invests in smaller companies with aggregate market capitalizations ranging from $50 million to $1 billion.



The SMALL-CAP FUND typically invests in small-sized companies with market capitalization of less than $1 billion ("small-cap companies"). Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of small-cap companies.



The MID-CAP FUND typically invests in medium-sized companies with market capitalizations of $1 billion to $5 billion ("mid-cap companies"). Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of mid-cap companies.



The LARGE-CAP FUND typically invests in large companies with market capitalizations in excess of $5 billion ("large-cap companies"). Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks of large-cap companies.


 . BALANCED FUND


The BALANCED FUND seeks a favorable total rate of return through capital appreciation and current income consistent with preservation of capital, derived from investing in a portfolio of equity and fixed income securities.


                                  B-2


The investment approach for the Balanced Fund combines the equity growth strategy used for the Monetta Fund, Small-Cap Fund, Mid-Cap Fund, and Large-Cap Fund and the income strategy employed by Intermediate Bond Fund, as discussed below.



The Fund may emphasize fixed income securities or equity securities or hold equal amounts of both, depending upon the Advisor's analysis of market, financial, and economic conditions. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income and equity securities. At least 25% of the Fund's assets invested in fixed income securities will consist of corporate bonds and debentures rated A or better and securities issued or guaranteed as to principal and interest by the U.S. Government and its agencies and instrumentalities. The Fund does not presently intend to invest more than 10% of its assets in securities rated below investment grade or, if unrated, determined by the Advisor to be of comparable credit quality.


 . INTERMEDIATE BOND FUND


The INTERMEDIATE BOND FUND seeks high  current  income,  consistent with the
preservation   of  capital,  by  investing  primarily  in  marketable   debt
securities.



Under normal market conditions, the Intermediate Bond Fund invests at least 65% of the value of its total assets in bonds and debentures and at least 70% of the value of its total assets (taken at market value at the time of investment) in the following:


    1. Marketable straight-debt securities of domestic issuers, and of foreign issuers payable in U.S. dollars, rated at time of purchase within the three highest grades assigned by Moody's or S&P;

    2. Securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities;

    3. Commercial paper rated Prime-1 by Moody's or A-1 by S&P at time of purchase or, if unrated, issued or guaranteed by a corporation with any outstanding debt rated A or better by Moody's or S&P;


    4. Variable rate demand notes, if unrated, determined by the Advisor to be of credit quality comparable to the commercial paper in which the Fund may invest; or


    5. Bank obligations, including repurchase agreements{2} of banks having total assets in excess of $500 million.

 . GOVERNMENT MONEY MARKET FUND


The GOVERNMENT MONEY MARKET FUND seeks maximum current income consistent with safety of capital and maintenance of liquidity. The Fund invests in U.
S. Government Securities maturing in 13 months or less from the date of purchase. U. S. Government Securities include:

                                  B-3


    1.  Securities issued by the U. S. Treasury;

    2. Securities issued or guaranteed as to principal and interest by agencies or instrumentalities of the U. S. Government that are backed by the full faith and credit guarantee of the U. S. Government;

    3. Securities issued or guaranteed as to principal and interest by agencies or instrumentalities of the U. S. Government that are not backed by the full faith and credit guarantee of the U. S. Government; and

    4. Repurchase agreements for securities listed in (1), (2), and (3) above, regardless of the maturities of such underlying securities.

U. S. Government Securities include: (i) bills, notes, bonds, and other debt securities, differing as to maturity and rates of interest, that are issued by and are direct obligations of the U.S. Treasury; and (ii) other securities that are issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government and that include, but are not limited to, Federal Farm Credit Banks, Federal Home Loan Banks, Government National Mortgage Association, Farmers Home Administration, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

Because the Fund's investment policy permits it to invest in U. S. Government Securities that are not backed by the full faith and credit of the U. S. Treasury, investment in the Fund may involve risks that are different in some respects from an investment in a fund that invests only in securities that are backed by the full faith and credit of the U. S. Treasury. Such risks may include a greater risk of loss of principal and interest in the securities in the Fund's portfolio that are supported only by the issuing or guaranteeing agency or instrumentality and, accordingly, the Fund must look principally or solely to that entity for ultimate repayment.



{2} A repurchase agreement is a sale of securities to a Fund in which the seller (a bank or broker-dealer believed by the Advisor to be financially sound) agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price within a specified time.

                                  B-4


The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result thereof more than 10% of its net assets (taken at market value at the time of investment) would be invested in illiquid securities, including repurchase agreements maturing in more than seven days; however, there is otherwise no limitation on the percentage of the Fund's assets that may be invested in repurchase agreements. The Fund will enter into repurchase agreements only where (i) the underlying securities are U. S. Government Securities and (ii) the seller agrees that the value of the underlying U. S. Government Securities, including accrued interest (if purchased), will at all times be equal to or exceed the value of the repurchase agreement.

The Fund maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share and, in any case, not in excess of 90 days.

It is the Fund's intention, in general, to hold securities to maturity. However, the Fund may attempt, from time to time, to increase its yield by trading to take advantage of variations in the markets for U.S. Government Securities. In addition, redemptions of the Fund's shares could necessitate the sale of portfolio securities, and such sales may occur at times when sales would not otherwise be desirable. An increase in prevailing interest rates will generally reduce the value of the Fund's portfolio investments, and a decline in prevailing interest rates will generally increase the market value of the Fund's portfolio investments.

RISKS AND INVESTMENT CONSIDERATIONS

EQUITY SECURITIES. Common stocks represent an equity interest in a corporation. Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short term. The securities of smaller companies, as a class, have had periods of favorable results and other periods of less favorable results compared to the securities of larger companies as a class. Stocks of small- to mid-size companies tend to be more volatile and less liquid than stocks of large companies. Smaller companies, as compared to larger companies, may have a shorter history of operations, may not have as great an ability to raise additional capital, may have a less diversified product line making them susceptible to market pressure, and may have a smaller public market for their shares.

DEBT SECURITIES. In pursuing its investment objective, each Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund's portfolio, as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities. As a result, interest rate fluctuations will affect a Fund's net asset value but not the income received by a Fund from its portfolio securities. (Because yields on debt securities available for purchase by a Fund vary over time, no specific yield on shares of a Fund can be assured.) In addition, if the bonds in a Fund's portfolio contain call, prepayment, or redemption provisions, during a period of declining interest rates these securities are likely to be redeemed and a Fund will probably be unable to replace them with securities having a comparable yield. There can be no assurance that payments of interest and principal on portfolio securities will be made when due.

CONVERTIBLE SECURITIES. Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

The value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its investment value. The investment value of the convertible security will typically fluctuate inversely with

                                 B-5

changes  in  prevailing interest rates.
However, at the same time, the convertible security will be influenced by its 'conversion value,' which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.


By investing in convertible securities, a Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible security, the Advisor will consider substantially the same criteria that would be considered in purchasing the underlying stock. Convertible securities purchased by a Fund are frequently rated investment grade Convertible securities rated below investment grade
(a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than either common stock or conventional debt securities.



LENDING OF PORTFOLIO SECURITIES. Subject to certain restrictions under "Investment Restrictions" in this statement of additional information, Balanced Fund, and Intermediate Bond Fund may lend their portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in the Advisor's judgment, a material event requiring a Shareholder's vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights.



WHEN-ISSUED   AND   DELAYED   DELIVERY   SECURITIES.   The  Balanced   Fund,
Intermediate Bond Fund, and Government Money Market Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Advisor deems it advisable for investment reasons. At the time a Fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout

                                 B-6


the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.



REPURCHASE AGREEMENTS. A repurchase agreement is a sale of securities to a Fund in which the seller (a bank or broker-dealer believed by the Advisor to be financially sound) agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible below-normal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.


OPTIONS ON SECURITIES AND INDEXES. The Balanced Fund and Intermediate Bond Fund may purchase and sell put options and call options on securities and on indexes and enter into interest rate and index futures contracts and options on futures contracts.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

A Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, assets having a value at least equal to that amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.
If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when a Fund desires.

                                 B-7

A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option; or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain; or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment; and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or expected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Fund may use interest rate futures contracts, index futures contracts, and options on such futures contracts. An interest rate, index, or option on a futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index{3} at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the S&P 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U. S. Treasury bonds, U. S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available, and it is expected that additional futures contracts will be developed and traded.

                                B-8

A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase a Fund's exposure to stock price, interest rate, and currency fluctuations, a Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.


A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, Board of Trade, or similar entity, or quoted on an automated quotation system.There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, futures options and





{3} A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

                                 B-9

the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of a
Fund's portfolio: and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in a Fund's portfolio. A decision as to whether, when, and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.


There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. A Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.



PORTFOLIO TURNOVER. The Monetta Fund and Small-Cap Fund engage in an above-average number of portfolio transactions. Their annual portfolio turnover rates are likely to exceed 100%, and in some years may exceed 200% (excluding Treasury Bills and other short-term money market instruments which mature in less than one year). The Mid-Cap Fund, Large-Cap Fund, and Balanced Fund may also engage in an above-average number of portfolio transactions and an annual portfolio turnover rate exceeding 100%, although that rate is not expected to exceed 200% annually under normal market conditions. A high portfolio turnover rate increases aggregate brokerage commission expenses and taxes which must be borne directly by a Fund and ultimately by its Shareholders. These portfolio turnover rates and the resulting commission expenses and taxes are higher on a relative basis than those of mutual funds which may not trade as frequently, including those with a policy of capital appreciation. Substantial trading involves substantial risk and may be speculative. Investors should not consider purchase of a Fund's shares as a complete investment program.


INVESTMENT RESTRICTIONS


    The MONETTA FUND operates under the following investment restrictions:


    1.  The Fund will not issue any senior securities;

    2. The Fund will not (i) sell securities short (unless the Fund owns an equal amount of such securities or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities), (ii) purchase securities on margin, or (iii) write put and call options;

    3. The Fund will not borrow money in excess of 5% of the value of its total assets, or pledge, mortgage, or hypothecate its assets taken at market value to an extent greater than 10% of the Fund's total assets taken at cost (and no borrowing may be undertaken except from banks as a temporary measure for extraordinary or emergency purposes);

                                  B-10

    4. The Fund will not invest more than 5% of its total assets in the securities of any one issuer (except that this limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies, or instrumentalities);

    5. The Fund will not purchase the securities of companies in a particular industry if thereafter more than 25% of the Fund's total assets would consist of securities issued by companies in that industry (except that this limitation shall not apply to obligations issued or guaranteed by the United States Government, its agencies, or instrumentalities);

    6. The Fund will not acquire more than 10% of the outstanding voting securities, or 10% of all of the securities, of any one issuer;

    7. The Fund will not purchase the securities of any other investment company;

    8. The Fund will not purchase securities of any company with a record of less than 3 years continuous operation (including that of predecessor companies) if such purchase would cause the Fund's investments in all such companies taken at cost to exceed 5% of the value of the Fund's total assets;


    9. The Fund will not purchase or retain the securities of any issuer if the Officers and Directors of the Fund or its Investment Advisor own individually more than 1/2 of 1% of the securities of such issuer or together own more than 5% of the securities of such issuer;


    10. The Fund will not act as securities underwriter, except to the extent necessary in connection with the disposition of Fund shares, or invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities, commodities contracts, or financial futures contracts;

    11. The Fund will not invest in companies for the purpose of exercising control or management of such company;

    12. The Fund will not invest in securities commonly called "restricted securities" or repurchase agreements which mature in more than seven days, which it would be required to register under the Securities Act of 1933 before the securities could be resold to the public;

    13. The Fund will not purchase  shares which are not readily marketable;
        and

                                 B-11

    14. The Fund will not make loans other than in accordance with the Fund's investment objectives, including for the purchase of a portion of an issue of publicly distributed bonds, debentures, or other securities, whether or not the purchase was made upon the original issuance of the securities.

Each of the restrictions noted above is "fundamental" which means that it cannot be changed without the approval of a majority of the Fund's outstanding voting securities.

THE TRUST AND EACH OF ITS FUNDS operate under the following investment restrictions. A Fund may not:

    1. (For all Funds except Government Money Market Fund) With respect to 75% of the value of a Fund's total assets, invest more than 5% of its total assets (valued at the time of investment) in securities of a single issuer, except that this restriction does not apply to U.S. Government Securities;

        (For Government Money Market Fund) Invest more than 5% of its total assets (valued at the time of investment) in securities of a single issuer, except that this restriction does not apply to (i) U.S. Government Securities or (ii) repurchase agreements;

    2. Acquire securities of any one issuer that at the time of investment represent more than 10% of the outstanding voting securities of the issuer;

    3. Invest more than 25% of its total assets (valued at the time of investment) in securities of companies in any one industry, except that this restriction does not apply to U.S. Government Securities or (for Government Money Market Fund only) to repurchase agreements;

    4.  Make loans, but this restriction shall not prevent the Fund from:


        (For all Funds except Government Money Market Fund) (a) buying bonds, debentures, or other debt obligations that are publicly distributed or a type privately placed with financial institutions;
        (b) investing in repurchase agreements; or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);{4} (for Government Money Market Fund) (a) purchasing U.S. Government Securities or (b) entering into repurchase agreements;



{4} Although they have the power to do so, the Balanced Fund and Intermediate Bond Fund do not intend to lend portfolio securities.

                                  B-12


    5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Fund's total assets at the time of borrowing, provided that the Fund will not purchase additional securities when its borrowings exceed 5% of total assets and (b) (for Balanced Fund and Intermediate Bond Fund only) in connection with transactions in options, futures and options on futures;


    6. Underwrite the distribution of securities of other issuers except insofar as it maybe deemed to be an "underwriter" for purposes of the Securities Act of 1933 on disposition of securities subject to legal or contractual restrictions on resale; {5}


    7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

    8. Purchase and sell commodities or commodity contracts, except (for Balanced Fund and Intermediate Bond Fund only) that it may enter into futures and options on futures;

    9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and (for Balanced Fund and Intermediate Bond Fund only) except in connection with transactions in options, futures, and options on futures;

[/R]

    10. Sell  securities  short  or   maintain   a  short  position,  except
        securities that the Fund owns or has the right to acquire without payment of additional consideration; and

    11. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.


Restrictions 1 through 11 above are "fundamental." In addition, the Small-Cap Fund, Mid-Cap Fund, Large-Cap Fund, Balanced Fund, Intermediate Bond Fund, and Government Money Market Fund are subject to a number of restrictions that may be changed by the Board of Trustees of the Trust
without Shareholders' approval.   Under those non-fundamental restrictions,
a Fund will not:


    a. Invest in companies for the purpose of management or the exercise of control;

    b. Invest more than 5% of its total assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

    c. Acquire securities of other registered investment companies except in compliance with the Investment Company Act of 1940 and applicable state law;

{5} The Funds do not currently intend to invest in restricted securities.

                                B-13

    d. Invest more than 10% of its net assets (valued at the time of each investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

PERFORMANCE INFORMATION


YIELD. The Balanced Fund and Intermediate Bond Fund may quote yield figures from time to time. "Yield" is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period. The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.


The Yield formula is as follows:

    YIELD = 2(((a-b/cd) + 1){6} - 1)

     Where:  a = Dividends and interest earned during the period.
                 (For this purpose, the Fund will recalculate the yield to maturity based on market value of each portfolio security on each business day on which net asset value is calculated.)

             b = Expenses accrued for the period (net of reimbursements).

             c = The average daily number of shares outstanding
                 during the period that were entitled to receive dividends.

             d = The net asset value of the Fund.



Intermediate Bond Fund's yield for the 30 days ended December 31, 1997, was
5.25 %.


CURRENT OR EFFECTIVE YIELD. Government Money Market Fund may quote a "Current Yield" or "Effective Yield" or both from time to time. The Current Yield is an annualized yield based on the actual total return for a seven-day period. The Effective Yield is an annualized yield based on a daily compounding of the Current Yield. These yields are each computed by first determining the "Net Change in Account Value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period ("Beginning Account Value"), excluding capital changes. The Net Change in Account Value will always equal the total dividends declared with respect to the account, assuming a constant net asset value of $1.00.

The Yields are then computed as follows:

Current Yield    = NET CHANGE IN ACCOUNT VALUE  X  365
                   ---------------------------     ---
                   Beginning Account Value           7

                                                     365/7
Effective Yield  = (1 + NET CHANGE IN ACCOUNT VALUE)       - 1
                   ---------------------------------
                   Beginning Account Value

                               B-14


In addition to fluctuations reflecting changes in net income of the Fund resulting from changes in income earned on its portfolio securities and in its expenses, the Fund's yield also would be affected if the Fund were to restrict or supplement its dividends in order to maintain its net asset value at $1.00. (See "Net Asset Value" in the Prospectus and "Additional Information on the Determination of Net Asset Value" herein.) Portfolio changes resulting from net purchases or net redemptions of Fund shares may affect yield. Accordingly, the Fund's yield may vary from day to day and the yield stated for a particular past period is not a representation as to its future yield. The Fund's yield is not assured, and its principal is not insured; however, the Fund will attempt to maintain its net asset value per share at $1.00.


For the seven days ended December 31, 1997, the Government Money Market Fund's current seven-day yield was 5.05% and the effective yield was 5.18%.


TOTAL RETURN. From time to time, each Fund may give information about its performance by quoting figures in advertisements and sales literature. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the total return percentage for the period.



     Average Annual Total Return is computed as follows:
                     n
         ERV = P(1+T)

     Where:    P = the amount of an assumed initial investment in Fund shares

               T = average annual total return

               n = number of years from initial investment to the end of the period

               ERV = ending redeemable value of shares held at the end of the period


The following table shows each Fund's Average Annual Total Return for the following periods: the year ended December 31, 1997; for Monetta Fund, the five-year period ended December 31, 1997, and the ten-year period ended December 31, 1997; and for all other Funds, the commencement of operations through December 31, 1997.



                                                                          Commencement of
                 Year ended         Five years ended   Ten years ended    operations through
                 DECEMBER 31, 1997  DECEMBER 31, 1997  DECEMBER 31, 1997  DECEMBER 31, 1997

Monetta Fund         26.2%               9.1%                14.9%                N/A

Small-Cap Fund       47.2%                N/A                 N/A                47.2%

Mid-Cap Fund         29.1%                N/A                 N/A                23.4%

Large-Cap Fund       26.6%                N/A                 N/A                26.0%

Balanced Fund        21.2%                N/A                 N/A                23.0%

Intermediate
 Bond Fund           8.91%                N/A                 N/A                7.62%

Government Money
 Market Fund         5.15%                N/A                 N/A                4.64%

                                   B-15



The commencement of operations for each of the Funds is as follows: Monetta Fund, May 6, 1986; Small-Cap Fund, February 1, 1997; Mid-Cap Fund, March 1, 1993; Large-Cap Fund, September 1, 1995; Balanced Fund,
September 1, 1995; Intermediate Bond Fund, March 5, 1993; and Government Money Market Fund March 1, 1993.


GENERAL. Investment performance figures assume reinvestment of all dividends and distributions, and do not take into account any Federal, state, or local income taxes which Shareholders must pay on a current basis. They are not necessarily indicative of future results.

In advertising and sales literature, a Fund may compare its yield and performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance.

All of the indexes and averages used will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate. A Fund may also note its mention in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data. Newspapers and magazines which might mention a Fund include, but are not limited to, the following:

Business Week                      Los Angeles Times
Changing Times                     Money
Chicago Tribune                    Mutual Fund Letter
Chicago Sun-Times                  Morningstar
Crain's Chicago Business           Newsweek
Consumer Reports                   The New York Times
Consumer Digest                    Pensions and Investment
Financial World                    Personal Investor
Forbes                             Stanger Reports
Fortune                            Time
Investor's Daily                   USA Today
Kiplinger's                        U.S. News and World Report
L/G No-Load Fund Analyst           The Wall Street Journal

When a newspaper, magazine, or other publication mentions the Fund, such mention may include: (i) listings of some or all of the Fund's holdings, (ii) descriptions of characteristics of some or all of the securities held by the Fund, including price-earnings ratios, earnings, growth rates, and other statistical information, and comparisons of that information to similar statistics for the securities comprising any of the indexes or averages listed above; and (iii) descriptions of the Fund's or a portfolio manager's economic and market outlook.

A Fund's performance is a result of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that described above may be useful in

                                B-16

reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it is not necessarily indicative of future performance and should not be used for comparison with other investments using different reinvestment assumptions or time periods.

The Funds may also compare their performances to various stock indices (groups of unmanaged common stocks), including Standard & Poor's 500 Stock Index, the Value Line Composite Average, the Russell Indexes, the Nasdaq Composite Index, and the Dow Jones Industrial Average, or to the Consumer Price Index or groups of comparable mutual funds, including rankings determined by Lipper Analytical Services, Inc., an independent service that monitors the performance of over 1,000 mutual funds, Morningstar, Inc., or that of another service.

The Funds may also cite its ranking, recognition, or other mention by Morningstar. Morningstar's ranking system is based on risk-adjusted total return performance and is expressed in a star-rated format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly return less the 3-month Treasury bill return) from the fund's load-adjusted total return score. This numerical score is then translated into ranking categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, and next 22.5% labeled two star, and the bottom 10% one star. A high ranking reflects either above-average performance or below-average risk or both.


INVESTMENT ADVISOR



The investment Advisor for Monetta Fund and the Trust is Monetta Financial Services, Inc. ("MFSI" or the "Advisor"). The Advisor furnishes continuing investment supervision to the Funds and is responsible for overall management of the Trust's business affairs pursuant to investment Advisory agreements dated November 10, 1988, and February 1, 1997, respectively. The Advisor furnishes office space, equipment, and personnel to the Funds and assumes all of the Funds' ordinary operating expenses except the charges of the custodian, transfer agent, and fees paid to non-interested Trustees.

Please refer to the description of the Advisor, investment agreement and Advisory fees under "Management of the Funds" in the Prospectus, which is incorporated herein by reference. For the years ended December 31, 1997, 1996, and 1995, the Monetta Fund paid the following aggregate Advisory fees to the Advisor:
$1,664,886,  $2,946,088,  and $3,648,564, respectively.  For the years ended December 31, 1997, 1996, and 1995, the following Funds paid aggregate Advisory fees to the Advisor: Mid-Cap Fund
-  $153,402,  $162,014, and $134,677, respectively; Intermediate
Bond Fund - $11,485, $19,829, and $19,834, respectively; and Government Money Market Fund - $13,868, $20,637, and $12,563, respectively. For the years ended December 31, 1997, 1996, and 1995, the following Funds paid aggregate Advisory fees to the
Advisor:   Large-Cap   Fund   $28,120,  $14,030,   and   $2,844,
respectively; Balanced Fund - $33,561, $5,316, and $570, respectively. For the year ended December 31, 1997, the Small-Cap Fund paid aggregate Advisor fees to the Advisor in the amount of $6,627.

                                B-17

Investment Advisory fees waived for the years ended December 31, 1997, 1996, and 1995, for the Intermediate Bond Fund were $6,929, $9,915, and $17,132, respectively, on total fees of $11,485, $19,829, and $19,834, respectively. Investment Advisory fees waived for the years ended December 31, 1997, 1996, and 1995, for the Government Money Market Fund were $13,868, $20,637, and $12,563, respectively, on total fees of $13,868, $20,637, and $12,563, respectively. Custodian and
Transfer Agent charges of $6,008, $800, and $6,111, respectively, for the years ended December 31, 1997, 1996, and 1995, for the Government Money Market Fund, were absorbed by the Advisor.

Robert S. Bacarella, President and a Director of the Monetta Fund and President and a Trustee of the Trust, owns 71% of the outstanding voting securities of the Advisor. Paul W. Henry and John W. Bakos, Directors of Monetta Fund, each own 2% of the outstanding voting securities of the Advisor. The Advisor's address is 1776-A South Naperville Road, Wheaton, Illinois 60187.

The Advisor owns a 99% interest in Monetta Investment Services, L.L.C., ("MIS") a registered broker-dealer. Mr. Bacarella, due to his ownership interest in the Advisor, has a beneficial ownership interest in MIS of 71%. The Investment Advisory Agreements authorize MIS to act as broker for a Fund in connection with the purchase or sale of securities by or to the Fund in conformity with SEC rules. (See "Portfolio Transactions.")


SERVICE AND DISTRIBUTION PLAN


Pursuant to a Service and Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act effective February 1, 1997, each series of the Trust may compensate service organizations for their accounting, Shareholder Services, and distribution services in amounts up to 0.10 of 1% for Government Money Market Fund and 0.25 of 1% for each other series of the Trust, per annum of the values of accounts of Shareholders purchasing through such organizations.


Servicing activities provided by service organizations to their customers investing in the Funds may include, among other things, one or more of the following: establishing and maintaining Shareholder's accounts and records; processing purchase and redemption transactions; answering customer inquiries regarding the Fund; assisting customers in changing dividend options; account designations and addresses; performing sub-accounting; investing customer cash account balances automatically in Fund shares; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the service agent; arranging for bank wires; and distribution and such other services as the Fund may request to the extent the service agent is permitted by applicable statute, rule, or regulation.


In addition, each Fund pays other costs and expenses in connection with advertising and marketing shares of that Fund, including but not limited to: advertising, direct mail, and promotional expenses; compensation to a distributor and its employees; fulfillment expenses, including the costs of printing

                             B-18


and distributing Prospectuses, Statements of Additional Information, and reports for other than existing Shareholders; the costs of preparing, printing, and distributing sales literature and advertising materials; and the costs of registration or notification under state securities laws.



The maximum aggregate amount a Fund may pay for service fees and other distribution related expenses is .10 of 1% of the average net assets of Government Money Market Fund and .25 of 1% of the average net assets of each other Fund of the Trust. Additional service fees and additional amounts for other distribution-related expenses may be paid by the Advisor from its own resources.


The Plan will continue in effect only so long as it is approved at least annually, and any material amendment or agreement related thereto is approved, by the Trust's Board of Trustees, including those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan ("Qualified Trustees") acting in person at a meeting called for that purpose, unless terminated by vote of a majority of the Qualified Trustees, or by vote of a majority of the outstanding voting securities of a Fund.

It is the opinion of the Board of Trustees that the Plan is necessary to maintain a flow of subscriptions to offset redemptions and to encourage sales of shares to permit the Funds to reach an economically viable size. Redemptions of mutual fund shares are inevitable. If redemptions are not offset by subscriptions, a fund shrinks in size and its ability to maintain quality Shareholder services declines. Eventually, redemptions could cause a fund to become uneconomic. Furthermore, an extended period of significant net redemptions may be detrimental to orderly management of the portfolio. The offsetting of redemptions through sales efforts benefits Shareholders by maintaining the viability of a fund. Additional benefits may accrue from net sales of shares relative to portfolio management and increased Shareholder servicing capability. Increased assets enable a fund to further diversify its portfolio, which spreads and reduces investment risk while increasing opportunity. In addition, increased assets enable the establishment and maintenance of a better Shareholder servicing staff which can respond more effectively and promptly to Shareholder's inquiries and needs.


As provided for by the Service and Distribution Plan, the following aggregate amounts, which represent .25% of the respective Fund's average net assets, were accrued for the period February 1, 1997 through December 31, 1997: Small-Cap Fund $2,209; Mid-Cap Fund $46,303; Large-Cap Fund $8,698;
Balanced Fund $20,060 and Intermediate Bond Fund $7,215. Commission amounts paid to financial intermediaries for sales of shares for each Fund were Small-Cap Fund $1,230; Mid-Cap Fund $5,016; Large-Cap Fund $1,262; Balanced Fund $7,320 and Intermediate Bond Fund $2,894. Amounts paid to financial intermediaries for distribution costs were Small-Cap Fund $737; Mid-Cap Fund $3,621; Large-Cap $3,621; Balanced Fund $3,621 and Intermediate Bond Fund $3,621. Distribution expenses incurred in 1997 that will be paid in 1998 were Small-Cap Fund $819; Mid-Cap Fund $38,840; Large-Cap Fund $4,703; Balanced Fund $10,973 and Intermediate Bond Fund $1,889.

                                B-19

DIRECTORS/TRUSTEES AND OFFICERS


The ages at December 31, 1997, and principal business activities during the past five years of the Directors/Trustees and Officers of Monetta Fund and the Trust are:



                                  POSITION(S)     POSITION(S)
                                  HELD            HELD            PRINCIPAL OCCUPATIONS
NAME                      AGE     WITH FUND       WITH TRUST      AND OTHER AFFILIATIONS

Robert S. Bacarella+*     48      Director and    Trustee and     Chairman, Chief Executive
                                  President       President       Officer,  and  President of MFSI
                                                                  since April 1997; Chairman  and
                                                                  Chief Executive Officer of
                                                                  MFSI,  October 1, 1996, to April
                                                                  1997; President, MFSI,  1984  to
                                                                  September  1996; Director, MFSI,
                                                                  since      1984;      Secretary,
                                                                  Treasurer, and Director, Monetta
                                                                  Investment   Services,   L.L.C.,
                                                                  (formerly   Monetta   Brokerage,
                                                                  Inc.) since 1987;  President and
                                                                  Director,  Monetta  Fund,  Inc.,
                                                                  (registered investment  company)
                                                                  since    1985;   President   and
                                                                  Director,      Monetta     Trust
                                                                  (registered investment  company)
                                                                  since 1993.

John W. Bakos+*           50      Director         Trustee        Division Placement Manager,
                                                                  Sears,   Roebuck  &  Co.,  since
                                                                  1969;    Director    and    Vice
                                                                  President, MFSI, 1984 to 1991.

John L. Guy Jr.            45      Director(a)      Trustee       President,   Heller   Small
                                                                  Business   Lending   Corporation
                                                                  (formerly  Heller First  Capital
                                                                  Corp.), since  May  1995; Senior
                                                                  Vice  President  and  Treasurer,
                                                                  Heller  Financial Inc.,  (August
                                                                  1992 to May  1995);  Senior Vice
                                                                  President,   Director   Internal
                                                                  Audit  (November  1989 to August
                                                                  1992).

Mark F. Ogan               55      Director         Trustee       President, DuPage Capital
                                                                  Management, Ltd., since April
                                                                  1995; President and
                                                                  Secretary, Salida Corp.
                                                                  (formerly Pollenex Corp.),
                                                                  February 1993 to April 1995.
                                   B-20





                                 Position(s)   Position(s)
                                    Held          Held            Principal Occupations
Name                     Age     with Fund     with Trust         and Other Affiliations

Paul W. Henry+            55       Director        N/A            SPR, Inc., Project Manager,
                                                                  Computer   Systems,  since  June
                                                                  1997;     Manager,     Financial
                                                                  Systems,     Signature     Group
                                                                  (Telemarketing)  1994  to  1997;
                                                                  Manager,  Computer Systems, Bann
                                                                  International          (Computer
                                                                  Software), December 1993 to June
                                                                  1994; Manager, Special Projects,
                                                                  Waste  Management, Inc.,  (waste
                                                                  collection   of   hazardous  and
                                                                  chemical waste materials),  1987
                                                                  to   December   1993;  Director,
                                                                  MFSI.  1984  to 1996,  and  Vice
                                                                  President, 1984 to 1991.

Richard D. Russo          45      Director        Trustee         Attorney  at  law,  Richard
                                (until 1/21/98)   (until 1/21/98) Russo & Associates, President of
                                                                  Associated     Legal    Services
                                                                  Chartered,     a    Professional
                                                                  Corporation, since 1985.

William M. Valiant        72      N/A             Trustee         Retired;  Director,   MFSI,
                                                                  February 1991 to 1997; Director,
                                                                  MIS,   s1988   to   1997;   Vice
                                                                  President  and  Treasurer, Borg-
                                                                  Warner Corporation,  until  July
                                                                  1990.

William R. Bacarella      46      Vice            Vice            Vice President, Monetta Fund
                                  President       President       and Monetta  Trust,  since May 1997;
                                                                  President,  Monetta   Investment
                                                                  Services,   L.L.C.,    (formerly
                                                                  Monetta  Brokerage, Inc.,  since
                                                                  June 1995.

Maria Cesario DeNicolo    48       Treasurer and  Secretary and   Chief Financial Officer,
                                   Assistant      Treasurer       MFSI, since May 1997; Secretary, MFSI,
                                   Secretary                      since  October  1996; Treasurer,
                                                                  MFSI,   since   February   1994;
                                                                  Controller,  MFSI,   since  June
                                                                  1992; Secretary, Monetta  Trust,
                                                                  since  1993;  Treasurer, Monetta
                                                                  Trust,  since  1994;  Treasurer,
                                                                  Monetta Fund, Since  1993; Chief
                                                                  Financial    Officer,    Monetta
                                                                  Investment   Services,   L.L.C.,
                                                                  (formerly   Monetta   Brokerage,
                                                                  Inc.,     since    1995;    Sole
                                                                  proprietor, Cesario DeNicolo CPA
                                                                  and Associates, May 1990 to June
                                                                  1993.


                                     B-21


                                      Held            Held        Principal Occupations
Name                     Age       with Fund       with Trust     and Other Affiliations

Valerie A. LeFevre        62       Secretary       Assistant      Secretary, Monetta Fund,
                                                   Treasurer      since January   1986;   Secretary  and
                                                                  Treasurer; MFSI, 1987  to  1992;
                                                                  Assistant   Treasurer,   Monetta
                                                                  Trust, since May 1997

[/R]



(a)  Effective  February  12,  1998,  replaced Mr. Richard Russo as Director.


+ Messrs. Bacarella, Bakos, and Henry are "interested persons" of Monetta Fund, as defined in the Investment Company Act of 1940 (the "1940 Act"), for the following reasons: Mr. Bacarella - as an Officer of Monetta Fund and as a Shareholder, Officer, and Director of MFSI; and Messrs. Bakos and Henry - as Shareholders of MFSI.


*  Messrs.   Bacarella  and  Bakos  are  "interested
   persons" of the Trust, as defined in the 1940 Act, as Officers of the Trust and Shareholders of MFSI; and, in Mr. Bacarella's case, also as Officer and Director of MFSI



The address of Messrs. Bacarella, Bakos, Guy, Henry, Ogan, and Valiant and of Ms. DeNicolo and Ms. LeFevre is 1776-A
South Naperville Road, Suite 100, Wheaton, Illinois 60187.



At February 28, 1998, the Advisor owned beneficially less than 1% and the Directors and Officers of Monetta Fund as a group owned beneficially less than 1% of the issued and outstanding shares of common stock of Monetta Fund. No person was known by Monetta Fund to own beneficially 5% or more of the outstanding shares of the Fund at that date.



Shares of the Trust owned by the Advisor, Trustees, and Officers at February 28, 1998, were as follows:

                                    ADVISOR            TRUSTEES & OFFICERS (1)

                              SHARES    % OF FUNDS    SHARES      % OF FUND
Small-Cap Fund                 17,946      8.6%       24,928         11.9%
Mid-Cap Fund                    9,407      0.7%       51,001          3.6%
Large-Cap Fund                 12,849      4.0%       17,871          5.6%
Balanced Fund                  59,914      5.6%       69,348          6.5%
Intermediate Bond Fund         79,431     19.4%       80,664         19.7%
Government Money Market Fund  512,031      9.6%      723,439         13.6%



Note 1 The share ownership for the Trustees and Officers as a group includes the following shares owned by the Advisor over which Mr. Bacarella exercises voting control: 17,946 shares of the Small-Cap Fund; 9,407 shares of Mid-Cap Fund, 12,849 shares of the Large-Cap Fund; 59,914 shares of the Balanced Fund; 79,431 shares of the Intermediate Bond Fund; and 512,031 shares of the Government Money Market Fund. The share ownership for the Trustees and Officers as a group does includes the following shares held in a 401(k) Plan for the employees of MFSI for which Mr. Bacarella is the Trustee of the plan and has voting control:
      214 shares of the Small-Cap Fund; 18,157 shares of the Mid-Cap Fund; 2,693 shares of the Large-Cap Fund; 5,405 shares of the Balanced Fund; 928 shares of the Intermediate Bond Fund; and 6,275 shares of the Government Money Market Fund.

                                 B-22


Ownership of a significant percentage of the outstanding shares of the Intermediate Bond Fund reduces the number of other shares that must be voted in accordance with the Advisor's vote to approve or disapprove any proposal requiring the approval of the Shareholders of the Trust or of the Funds.



Mr. Bacarella and Mr. Bakos serve as members of the Executive Committee of Monetta Fund and Monetta Trust. The
Executive Committees, which meet between regular meetings of the respective Boards, are authorized to exercise all of the powers of the Boards.



The following table sets forth compensation paid by Monetta Fund and the Trust to their respective Directors and Trustees during 1997:




                            Compensation   Compensation    Compensation
                            Received       Received        Received
NAME OF PERSON              From           from            from
                            the Fund       the Trust       Fund Complex

Robert S. Bacarella(1)      $    0         $    0          $     0
John W. Bakos(1)                 0              0                0
John L. Guy, Jr.                 0          2,625            1,350
Paul W. Henry(1)                 0              0                0
Mark F. Ogan                 2,625          2,625            5,250
Richard Russo                2,625          2,625            5,250
William Valiant                  0          1,500                0



     (1)  Directors  and/or  Trustees who  are  interested
          persons,  including  all   employees   of  MFSI,
          receive no compensation from Monetta Fund or the
          Trust.   Mr.  Valiant  was an interested Trustee
          through July 1997. Compensation reflected above is for the period of August through December
          1997.


     (2)  The Monetta  Fund  Complex  consists  of Monetta
          Fund  and  the  series  of  the  Trust.  Neither
          Monetta Fund nor the Trust offers any retirement or deferred compensation plan to Board Members.

PURCHASING AND REDEEMING SHARES

Purchases  and  redemptions  are  discussed in the  Funds'
Prospectus under the headings "How  to  Purchase  Shares,"
"How  to  Redeem  Shares," and "Determination of Net Asset
Value." All of that information is incorporated herein by reference. The Prospectus discloses that you may purchase
(or redeem) shares through investment dealers, banks or other institutions.

The  Funds  reserves  the  right  to  suspend or  postpone
redemptions of shares of any Fund during  any period when:
(a)  trading  on the New York Stock Exchange  ("NYSE")  is
restricted, as  determined  by the Securities and Exchange
Commission, or the NYSE is closed for other than customary
weekend  and  holiday closings;  (b)  the  Securities  and
Exchange  Commission   has   by   order   permitted   such
suspension;  or  (c)  an  emergency,  as determined by the

                              B-23

Securities   and   Exchange  Commission,  exists,   making
disposal of portfolio securities or valuation of net assets of such Fund not reasonably practicable.

Monetta Fund and the Trust have each elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund during any 90-day period for any one Shareholder. Redemptions in excess of the above amounts will normally be paid in cash but may be paid wholly or partly by a distribution of securities in kind.

MORE INFORMATION ABOUT NET ASSET VALUE


Each Fund's net asset value is determined on days on which the New York Stock Exchange ("NYSE") is open for trading.
The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third
Monday  in February, Good Friday, the last Monday in  May,
Independence  Day, Labor Day, Thanksgiving, and Christmas.
If one of these holidays falls on a Saturday or Sunday, the Exchange will be closed on the preceding Friday or the following Monday, respectively.


For purposes of calculating the net asset value per share, the assets of the Fund are valued as follows:


VALUATION.   Securities  for which market  quotations  are
readily available at the time  of  valuation are valued on
that  basis.   Each security traded on  a  national  stock
exchange or on the Nasdaq National Market is valued at its
last sale price on that day or, if there are no sales that
day, at the mean  of  the latest bid and asked quotations.
All other over-the-counter  securities  for which reliable
quotations  are available are valued at the  mean  of  the
latest bid and  asked quotations.  Long-term straight-debt
securities for which  market  quotations  are  not readily
available  are  valued at a fair value based on valuations
provided by pricing  services approved by the Board, which
may   employ  electronic   data   processing   techniques,
including   a  matrix  system,  to  determine  valuations.
Short-term debt securities for which market quotations are
not readily available  are  valued  by  use  of  a  matrix
prepared by the Advisor based on quotations for comparable
securities.   Other  assets  and securities held by a Fund
for which these valuation methods do not produce a fair value are valued by a method that the Board believes will determine a fair value.


VALUATION  OF  GOVERNMENT  MONEY  MARKET FUND.  Government
Money Market Fund values its portfolio by the "amortized cost method" by which it attempts to maintain its net asset value at $1.00 per share. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the instrument. Other assets are valued at a fair value determined in good faith by the Board of Trustees.

In connection with the Government Money Market Fund's use of amortized cost and the maintenance of the Fund's per-share net asset value of $1.00, the Trust has agreed (i)

                         B-24

to  seek  to maintain a dollar-weighted average  portfolio
maturity  appropriate   to   the   Fund's   objective   of
maintaining  relative  stability  of  principal and not in
excess  of  90  days;  (ii)  not to purchase  a  portfolio
instrument  with  a  remaining maturity  of  greater  than
thirteen  months;  and (iii)  to  limit  its  purchase  of
portfolio  instruments   to  those  instruments  that  are
denominated in U.S. dollars which the Board of Trustees determines present minimal credit risks and that are of eligible quality as determined by any major rating service as defined under SEC Rule 2a-7 or, in the case of any instrument that is not rated, of comparable quality as determined by the Board.


The Trust has  established  procedures reasonably designed
to stabilize the Fund's price  per  share  as computed for
the  purpose  of  sales  and redemptions at $1.00.   Those
procedures include review of the Fund's portfolio holdings
by the Board of Trustees at  such  intervals  as  it deems
appropriate  to  determine  whether  the  Fund's net asset
values calculated by using available market  quotations or
market equivalents deviate from $1.00 per share  based  on
amortized  cost.   Calculations  are  made  to compare the
value  of  its investments valued at amortized  cost  with
market value.   Market values are obtained by using actual
quotations provided  by market makers, estimates of market
value, values from yield  data obtained from the Advisor's
matrix, or values obtained  from  an  independent  pricing
service.    Any   such  service  might  value  the  Fund's
investments based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data processing techniques, a matrix system, or both to determine valuations.


In connection  with  the  Fund's use of the amortized cost
method of portfolio valuation  to  maintain  its net asset
value  at  $1.00  per  share,  the  Fund  might  incur  or
anticipate  an unusual expense, loss, depreciation,  gain,
or appreciation  that would affect its net asset value per
share or income for  a  particular  period.  The extent of
any  deviation between the Fund's net  asset  value  based
upon available market quotations or market equivalents and
$1.00  per  share based on amortized cost will be examined
by the Board of Trustees as it deems appropriate.  If such
deviation exceeds  1/2  of  1%, the Board of Trustees will
promptly  consider  what  action,   if   any,   should  be
initiated.   In the event the Board of Trustees determines
that  a deviation  exists  that  may  result  in  material
dilution  or other unfair results to investors or existing
Shareholders,  it  will  take  such action as it considers
appropriate  to  eliminate  or  reduce   to   the   extent
reasonably  practicable  such  dilution or unfair results.
Actions  which  the  Board  might  take  include:  selling
portfolio instruments prior to maturity to realize capital
gains or losses or to shorten average  portfolio maturity;
increasing,   reducing,   or   suspending   dividends   or
distributions from capital or capital gains;  or redeeming
shares  in  kind.   The Board might also establish  a  net
asset value per share by using market values, as a result of which the net asset value might deviate from $1.00 per share.

TAX STATUS

Each Fund intends to continue to qualify to be taxed as a regulated investment company under the Internal Revenue
Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to Shareholders.

                         B-25


PORTFOLIO TRANSACTIONS


The Advisor  has  discretion to select brokers and dealers
to execute portfolio transactions initiated by the Advisor
and to select the markets  in  which such transactions are
to  be  executed.   The  primary responsibility  regarding
portfolio transactions is  to seek the best combination of
net price and execution for  the  Funds.   When  executing
transactions for the Funds, the Advisor will consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission.


Transactions  of the Funds in the over-the-counter  market
are  executed  with   primary   market  makers  acting  as
principal except where it is believed that better prices and execution may be obtained otherwise.


In  selecting  brokers  or  dealers  to execute particular
transactions  and  in evaluating the best  net  price  and
execution available, the Advisor is authorized to consider
"brokerage and research  services"  (as  those  terms  are
defined in Section 28(e) of the Securities Exchange Act of
1934); statistical quotations, specifically the quotations
necessary  to determine the Funds' asset values; and other
information  provided  to  the  Funds or the Advisor.  The
Advisor is also authorized to cause  the  Funds  to  pay a
broker  or dealer who provides such brokerage and research
services   a   commission   for   executing   a  portfolio
transaction which is in excess of the amount of commission
another broker or dealer would have charged for  effecting
that  transaction.   The  Advisor  must  determine in good
faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the Advisor exercises investment discretion. It is possible that certain of the services received by the Advisor attributable to a particular transaction will benefit one or more other accounts for which investment discretion is exercised by the Advisor.



In  valuing  research  services,   the   Advisor  makes  a
judgement   of  the  usefulness  of  research  and   other
information  provided  by  a  broker  to  the  Advisor  in
managing the Funds' investment portfolios.  In some cases,
the information,  e.g., data or recommendations concerning
particular securities, relates to the specific transaction
placed with the broker;  but  for  the  greater  part, the
research   consists  of  a  wide  variety  of  information
concerning companies,  industries, investment strategy and
economic,   financial   and   political   conditions   and
prospects, useful to the Advisor in advising the Funds.



The Advisor is the principal  source  of  information  and
advice  to  the  Funds  and  is responsible for making and
initiating the execution of investment  decisions  by  the
Funds.   However,  the respective Boards recognize that it
is  important  for  the   Advisor,   in   performing   its
responsibilities  to the Funds, to continue to receive and
evaluate the broad  spectrum  of  economic  and  financial
information  that many securities brokers have customarily
finished in connection  with  brokerage  transactions; and
that in compensating brokers for their services,  it is in
the  interest of the Funds to take into account the  value
of the information received for use in advising the Funds.
The extent,  if  any,  to  which  the  obtaining  of  such
information  may  reduce  the  expenses  of the Advisor in
providing  management  services  to  the  Funds   is   not
determinable.   In  addition,  it  is  understood  by  the
respective Board that other clients of the Advisor might also benefit from the information obtained for the Funds,

                          B-26

in the same manner that the Funds might also benefit from the information obtained by the Advisor in performing services for others.



Although  investment  decisions  for  the  Funds  are made
independently  from  those  for  other investment Advisory
clients  of  the  Advisor, it may develop  that  the  same
investment decision  is  made  for  a Fund and one or more
other  Advisory  clients.   If  a Fund and  other  clients
purchase or sell the same class of securities on the same day, the transactions will be allocated as to amount and price in a manner considered equitable to each.



MFSI   and   its  affiliates,  Officers,  Directors,   and
employees may,  from  time  to  time,  have  long or short
positions   in,  and  buy  or  sell,  the  securities   or
derivatives of  companies  held,  purchased,  or  sold  by
individual  Clients or the Monetta Family of Mutual Funds.
MFSI has adopted  guidelines  to  avoid  any  conflict  of
interest  between  the interests of Monetta Trust, Monetta
Fund,  individually  managed   accounts   and  affiliates,
Officers,  Directors,  and  employees.   In any  situation
where the potential for conflict exists, transactions  for
the  Funds and individual clients take precedence over any
Advisor  or  affiliate transactions.  Guidelines include a
restriction on  trading  in any security which the Advisor
knows, or has reason to believe,  is  being  purchased  or
sold  or  considered for purchase or sale by a mutual fund
or individual  Client  until  these transactions have been
completed   or  considered  abandoned.    Initial   public
offerings are allocated only to the Advisor's mutual fund clients.



The Board of Directors  of  Monetta  Fund and the Board of
Trustees of the Trust have each determined  that portfolio
brokerage transactions for their respective Funds  may  be
executed  through  Monetta  Investment  Services,  L.L.C.,
("MIS") if, in the judgment of the Advisor, the use of MIS
is  likely  to result in prices and execution at least  as
favorable to  the  Fund  as  those  available  from  other
qualified brokers and if, in such transaction, MIS charges
the Fund commission rates consistent with those charged by
MIS   to  comparable  unaffiliated  customers  in  similar
transactions.   The  Board  of  Directors of Monetta Fund,
including  a  majority  of  the  Directors   who  are  not
"interested" Directors, and the Board of Trustees  of  the
Trust,  including  a  majority of the Trustees who are not
"interested" Trustees,  have each adopted procedures which
are reasonably designed to  provide  that any commissions,
fees,  or  other remuneration paid to MIS  are  consistent
with the foregoing  standard.   The  Funds will not affect
principal transactions with MIS.



Brokerage commissions incurred by the Monetta Fund for the
years ended December 31, 1997, 1996, and  1995, aggregated
$418,742,  $839,203,  and  $1,449,063,  respectively,  not
including  the  gross  underwriting  spread on  securities
purchased  in  underwritten  public offerings.   Of  these
amounts, the Fund paid brokerage  commissions  aggregating
$308,389,  $641,348,  and  $1,034,235,  respectively,   in
connection with portfolio transactions involving purchases
and  sales  aggregating  $110,939,216,  $246,355,924,  and
$366,529,232,   respectively,  to  brokers  who  furnished
investment research services to the Fund.



Brokerage commissions incurred by the Mid-Cap Fund for the
years ended December 31, 1997, 1996, and 1995,  aggregated
$78,449, $41,223, and $85,201, respectively, not including
the gross underwriting  spread  on securities purchased in
underwritten  public  offerings.   Of   this  amount,  the

                        B-27


Mid-Cap  Fund  paid  brokerage  commissions  of   $72,730,
$35,370,  and  $78,743,  respectively,  in connection with
portfolio  transactions  involving  purchases   and  sales
aggregating  $37,120,103,  $14,991,561,  and  $33,625,853,
respectively, to brokers who furnished research services to the Fund.



Brokerage commissions  incurred  by the Large-Cap Fund for
the year ended December 31, 1997 and  1996, and the period
September 1, 1995, through December 31,  1995,  aggregated
$10,537,  $3,499,  and $1,507, respectively, not including
the gross underwriting  spread  on securities purchased in
underwritten public offerings.  Of this amount, the Large-
Cap Fund paid brokerage commissions of $7,554, $1,467, and
$1,316,   respectively,  in  connection   with   portfolio
transactions  involving  purchases  and  sales aggregating
$4,305,468,  $935,048,  and  $1,082,682, respectively,  to
brokers who furnished research services to the Fund.



Brokerage commissions incurred  by  the Balanced Fund for
the year ended December 31, 1997 and 1996, and the period
September 1, 1995, through December 31,  1995, aggregated
$24,205,  $2,540,  and $350, respectively, not  including
the gross underwriting  spread on securities purchased in
underwritten  public  offerings.   Of  this  amount,  the
Balanced  Fund  paid brokerage  commissions  of  $17,830,
$1,537,  and  $301,   respectively,  in  connection  with
portfolio  transactions  involving  purchases  and  sales
aggregating    $12,333,990,   $696,211,   and   $182,600,
respectively, to brokers who furnished research services to the Fund.



The aggregate brokerage commissions paid by the Small-Cap
Fund for the period  February  1,  1997, through December
31,  1997,  aggregated  $8,172, not including  the  gross
underwriting   spread   on   securities    purchased   in
underwritten  public  offerings.   Of  this  amount,  the
Small-Cap  Fund  paid brokerage commissions of $3,611  in
connection   with   portfolio    transactions   involving
purchases and sales aggregating $925,013  to  brokers who
furnished research services to the Fund.
Of the aggregate brokerage commissions paid by the Monetta
Fund  for  the  years  ended December 31, 1997, 1996,  and
1995,   an  aggregate  amount   of  $7,750,  $32,700,  and
$70,235, respectively, was paid to MIS. This aggregate amount represented 1.9%, 3.9%, and 4.8%, respectively, of all commissions paid by the Monetta Fund on transactions aggregating 1.5%, 4.6%, and 6.4%, respectively, of the aggregate dollar amount of transactions involving the payment of commissions.



Of the aggregate brokerage commissions paid by the Mid-Cap
Fund  for the years ended December  31,  1997,  1996,  and
1995,  an   aggregate   amount   of   $750,  $0,  and  $0,
respectively,  was  paid  to  MIS.  This aggregate  amount
represented 1.0%, 0.0%, and 0.0%,   respectively,  of  all
commissions paid by the Mid-Cap Fund on transactions aggregating 0.8%, 0.0%, and 0.0%, respectively, of the aggregate dollar amount of transactions involving the payment of commissions.



Of the aggregate  brokerage commissions paid by the Large-
Cap Fund for the year-ended  December  31, 1997, 1996, and
1995,   an   aggregate   amount   of  $50,  $0,  and   $0,
respectively, was paid to MIS. This aggregate amount represented 0.5%, 0.0%, and 0.0%, respectively, of all

                            B-28


commissions paid by the Large-Cap Fund on transactions aggregating 0.5%, 0.0%, and 0.0%, respectively, of the aggregate dollar amount of commissions.



Of  the  aggregate   brokerage  commissions  paid  by  the
Balanced Fund for the  year-ended December 31, 1997, 1996,
and  1995,  an  aggregate amount  of  $100,  $0,  and  $0,
respectively, was  paid  to  MIS.   This  aggregate amount
represented 0.4%, 0.0%, and 0.0%, respectively, of all commissions paid by the Balanced Fund on transactions aggregating 0.3%, 0.0%, and 0.0%, respectively, of the aggregate dollar amount of transactions involving the payment of commissions.



All securities transactions of the Intermediate Bond Fund and the Government Money Market Fund in 1997, 1996, and
1995 were executed on a principal basis.



The portfolio turnover rates of the Monetta Fund for 1997,
1996,   and   1995,    were  97.8%,  204.8%,  and  272.0%,
respectively.  The Fund's portfolio turnover rate may vary
greatly from year to year,  and  is  likely  to be greater
than  100%  and  in  some years may exceed 200%.   Greater
portfolio activity increases the Fund's transaction costs, including brokerage commissions.



The portfolio turnover rates of the Intermediate Bond Fund
for 1997, 1996, and 1995,   were  96.7%, 28.9%, and 75.1%,
respectively,  and  is  expected  to  be  less  than  100%
annually.  The portfolio turnover rate  of  the  Small-Cap
Fund for the period February 1, 1997, through December 31,
1997,  was  138.8%.   The portfolio turnover rates of  the
Mid-Cap Fund were 137.8%,  93.3%,  and  254.4%  for  1997,
1996,  and 1995, and may continue to be greater than 100%.
The portfolio turnover rates for the Large-Cap Fund for 1997, 1996, and 1995 were 123.2%, 152.7%, and 38.2%; and
the portfolio turnover rates for the Balanced Fund for 1997, 1996, and 1995 were 115.9%, 117.8%, and 54.8%.
Greater portfolio activity increases a Fund's transaction costs, including brokerage commissions.


DISTRIBUTOR


The shares  of  each  Fund  are  offered  for  sale  on  a
continuous   basis   through   Funds   Distributor,  Inc.,
("Distributor")    pursuant    to   written   Distribution
Agreements  with  Monetta  Fund  and   the  Trust.   Those
agreements continue from year to year, provided such continuance is approved annually (i) by a majority of the Board members or by a majority of the outstanding voting securities of the affected Funds and (ii) by a majority of the Board members who are not parties to the Agreements or interested persons of any such party. There are no sales commissions or charges directly to Shareholders of the Funds. The fees and expenses of the Distributor are paid
(i) by each Fund of Monetta Trust to the extent it is able to do so within the limits of its Distribution and Service
Plan and (ii) to the extent Fund assets are not available under the Plan, by the Advisor. The Advisor pays all the fees and expenses of the Distributor for Monetta Fund.


As agent, the Distributor offers shares of each Fund to investors at net asset value, without sales commissions or other sales load. The Distributor offers the Funds' shares only on a best-efforts basis.

                             B-29



The  Distributor  or  another broker affiliated  with  the
Distributor may receive brokerage commissions on purchases
and  sales  of portfolio  securities  by  a  Fund.   Those
amounts,   if  any,   are   described   under   "Portfolio
Transactions."

CUSTODIAN

Firstar Trust  Company,  615  East  Michigan  Street,  3rd
Floor,  Milwaukee,  Wisconsin  53202, is the custodian for
the Funds.  It is responsible for  holding  all securities
and cash of the Funds, receiving and paying for securities
purchased,  delivering  against  payment securities  sold,
receiving and collecting income from  investments,  making
all   payments   covering   expenses  of  the  Funds,  and
performing other administrative duties, all as directed by
authorized persons of the Funds.   The  custodian does not
exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds. The Funds have authorized the custodian to deposit certain portfolio securities in central depository systems as permitted under federal law. The Funds may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

INDEPENDENT AUDITORS


The independent  auditors  for  the  Funds  are  KPMG Peat
Marwick  LLP,  303  East  Wacker  Drive, Chicago, Illinois
60601.  The independent auditors audit  and  report on the
Funds'   annual   financial   statements,  review  certain
regulatory reports and the Fund's income tax returns, and perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Funds.

                         B-30






APPENDIX - RATINGS

RATINGS IN GENERAL


A  rating  by  a  rating service represents the  service's
opinion as to the credit  quality  of  the  security being
rated.   However,  the  ratings  are general and  are  not
absolute  standards  of quality or guarantees  as  to  the
credit-worthiness of an issuer.  Consequently, the Advisor
believes that the quality  of debt securities in which the
Fund  invests  should be continuously  reviewed  and  that
individual  analysts  give  different  weightings  to  the
various factors  involved in credit analysis.  A rating is
not  a  recommendation   to  purchase,  sell,  or  hold  a
security, because it does  not  take  into  account market
value  or suitability for a particular investor.   When  a
security has received a rating from more than one service,
each rating  should  be  evaluated independently.  Ratings
are based on current information  furnished  by the issuer
or  obtained  by  the  rating services from other  sources
which they consider reliable.   Ratings  may  be  changed,
suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.


The  following is a description of the characteristics  of
ratings   used   by   Moody's   Investors  Service,  Inc.,
("Moody's") and Standard & Poor's Corporation ("S&P").

BOND RATINGS

RATINGS BY MOODY'S:

Aaa.  Bonds rated Aaa are judged  to  be the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa.  Bonds rated Aa  are  judged  to be of high quality by
all standards.  Together with the Aaa group, they comprise
what are generally known as high-grade  bonds.   They  are
rated lower than the best bonds because margins of protections may not be as large as in the Aaa Bonds, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa.   Bonds  rated  Baa  are  considered  as medium grade
obligations;  i.e., they are neither highly protected  nor
poorly secured.   Interest payments and principal security
appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                          B-31


Ba.   Bonds  rated  Ba  are  judged  to  have  speculative
elements;  their  future  cannot  be  considered  as  well
assured.   Often  the protection of interest and principal
payments  may  be  very  moderate  and  thereby  not  well
safeguarded during other  good  and  bad  times  over  the
future.   Uncertainty  of  position characterizes bonds in
this class.


B. Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa.  Bonds  rated  Caa are of poor standing.  Such issues
may be in default or  there  may  be  present  elements of
danger  with  respect  to  principal  or  interest.  NOTE:
Moody's applies numerical modifiers 1, 2, and 3 in each of
these generic rating classifications in its corporate bond
rating  systems.   The  modifier  1  indicates  that   the
security ranks in the higher end of its generic rating category.

RATINGS BY STANDARD AND POOR'S:

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA.   Debt  rated  AA has a very strong  capacity  to  pay
interest and repay principal and differs from the highest rated issues only in a small degree.

A.   Debt  rated  A  has  a very strong  capacity  to  pay
interest and repay principal, although it is somewhat more
susceptible  to  the  adverse   effects   of   changes  in
circumstances and economic conditions than debt in higher rated categories.

BBB.   Debt  rated  BBB  is regarded as having an adequate
capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB-B-CC.   Bonds  rated BB, B, and  CC  are  regarded,  on
balance, as predominantly  speculative with respect to the
issuer's capacity to pay interest  and  repay principal in
accordance with the terms of the obligations.   While such
bonds   will  likely  have  some  quality  and  protective
characteristics,    these    are   outweighed   by   large
uncertainties   or   major  risk  exposures   to   adverse
conditions.

NOTE: These ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

                         B-32


Commercial Paper Ratings

Ratings by Moody's:

The rating Prime-1  (P-1)  is the highest commercial paper
rating assigned by Moody's.   Among the factors considered
by Moody's in assigning ratings  are  the  following:  (1)
evaluation  of  the management of the issuer; (2) economic
evaluation of the  issuer's  industry or industries and an
appraisal of speculative type  risks which may be inherent
in certain areas; (3) evaluation  of the issuer's products
in  relation to competition and customer  acceptance;  (4)
liquidity;  (5)  amount and quality of long-term debt; (6)
trend  of  earnings  over  a  period  of  ten  years;  (7)
financial  strength   of   a   parent   company   and  the
relationships   which  exist  with  the  issuer;  and  (8)
recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.
These factors are all considered in determining whether the commercial paper is rated P-2 or P-3.

RATINGS BY STANDARD & POOR'S:

The  rating  A-1+ is  the  highest,  and  A-1  the  second
highest, commercial  paper  rating  assigned by S&P. Paper
rated A-1+ must have either the direct  credit  support of
an  issuer or guarantor that possesses excellent long-term
operating  and  financial  strengths  combined with strong
liquidity  characteristics  (typically,  such  issuers  or
guarantors  would  display  credit quality characteristics
which would warrant a senior bond rating of AA or higher),
or the direct credit support  of  an  issuer  or guarantor
that   possesses   above   average  long-term  fundamental
operating and financing capabilities combined with ongoing
excellent liquidity characteristics.  Paper rated A-1 must
have the following characteristics:  liquidity  ratios are
adequate to meet cash requirements, long-term senior  debt
is  rated  A  or better, the issuer has access to at least
two additional  channels  of borrowing, and basic earnings
and cash flow have an upward trend with allowance made for
unusual circumstances.  Typically,  the  issuer's industry
is  well established and the issuer has a strong  position
within  the  industry  and  the reliability and quality of
management  are  unquestioned.    Relative   strength   or
weakness of the above factors determines whether the issuer's commercial paper is rated A-2 or A-3.

                             B-33






MONETTA FAMILY OF FUNDS

Dear Fellow Shareholders                                     January 19, 1998

With this report, I am pleased to present the Monetta Family of Funds Annual Report.

1997, by almost any measure, was a terrific year for the equity markets. The investment climate was ideal as corporate earnings growth remained robust, inflation reached a 23-year low, and the Federal Reserve maintained a stable interest rate environment.

Small-cap stocks ended another year with great absolute returns (20%+) but well behind the returns of the mid-cap and large-cap sectors which increased 30%+. The best performing industry sectors last year were financial services, consumer staples, utilities, and auto/transportation. In general, both technology and healthcare sectors suffered in 1997, primarily due to lower earnings expectations.

Overall, we were very pleased with our Funds' performance last year. The bottom-up stock selection process, coupled with the team investment approach, was the cornerstone of our strong performance record from last year. I am very proud of our experienced, knowledgeable, and dedicated portfolio management team that desires nothing but the best returns for our shareholders.

   The major fund highlights from last year include:

       The Monetta Small-Cap Equity Fund posted a superior 47.2% investment return since inception
       (February 1, 1997).

       The Monetta Fund's 26.2% return was an impressive return, well ahead of its benchmark indices, the Russell 2000 and the NASDAQ Composite, which had returns of 22.4% and 21.6%, respectively.

       The Monetta Mid-Cap Equity Fund appreciated 29.1%, a competitive return versus its benchmark index, the S&P 400, which had a return of 32.3%.

       The Monetta Large-Cap Equity Fund also posted a very solid return of 26.6%, exceeding the average growth fund return of 25.3%, as tracked by Lipper Analytical Services.

       The conservatively-managed Monetta Balanced Fund appreciated 21.2% versus the average return of 19.0% for the Balanced Funds category, as reported by Lipper Analytical Services.

       The Monetta Intermediate Bond Fund's return of 8.9% exceeded its benchmark index, the Lehman Govt./Corp. Intermediate Bond Index, which returned 7.9%, seeking shorter duration, less volatility, and higher income yield than its peers.

       The risk-averse Monetta Government Money Market Fund's return of 5.15% continues to make it a strong performing fund in the U.S. Government Money Market Fund category, as reported by Lipper Analytical Services.

We also launched Monetta's internet site under http://www.monetta.com. The site provides basic information about the firm with quarterly updates. In the near future, we will be adding a daily NAV update section and interactive programs to help shareholders with asset diversification decisions.

We thank you for the trust you have placed in us, and we look forward to working even harder to continue to deliver results that you, as shareholders, deserve and expect.

Best personal regards,


Robert S. Bacarella
President and Founder


Table of Contents

Performance Highlights
Monetta Fund                         3
Monetta Small-Cap Equity Fund        4
Monetta Mid-Cap Equity Fund          5
Monetta Large-Cap Equity Fund        6
Monetta Balance Fund                 7
Monetta Intermediate Bond Fund       8
Monetta Government Money Market Fund 9

Independent Auditors Report          10

Schedule of Investments

Monetta Fund                         11
Monetta Small-Cap Equity Fund        14
Monetta Mid-Cap Equity Fund          16
Monetta Large-Cap Equity Fund        18
Monetta Balance Fund                 20
Monetta Intermediate Bond Fund       22
Monetta Government Money Market Fund 23

Financial Statements

Statements of Assets & Liabilities   24
Statement of Operations              26
Statement of Changes in Net Assets   28
Notes to Financial Statements        30

Footnote
Past performance is no guarantee of future results. The principal value and return on your investment will fluctuate and, on redemption, may be worth more or less than your original cost. Historically, small company stocks have been more volatile than large company stocks, U.S. Government Bonds, and Treasury Bills. An investment in the Government Money Market Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable $1.00 per share net asset value.

References to individual securities are the views of the Advisor at the date of this report and may change. References are not a recommendation to buy or sell any security. Fund holdings are subject to change.

Since indices are unmanaged, it is not possible to invest in them.

Sources for performance data include Lipper Analytical Services, Inc., and Frank Russell Company.

   MONETTA FUND PERIOD ENDED 12/31/97


Monetta Fund:


Investment Objective:     Market Capitalization Range:       Total Net Assets:
Capital Appreciation/Income   $50 million - $1 billion           $163 million

Performance:

                            1 Year     5 Years    10 Years
Monetta Fund                26.2%      9.1%       14.9%
Russell 2000*               22.4%      16.4%      15.8%
NASDAQ Composite*           21.6%      18.3%      16.9%

*Source Lipper Analytical Services, Inc.

[Performance Graph Appears Here]


Measurement Period        Monetta       Russell     Nasdq
(Fiscal Period Covered)   Equity Fund   2000
3/88                      10,620        11,907      11,603
6/88                      11,963        12,692      12,390
9/88                      12,242        12,573      11,732
12/88                     12,305        12,489      11,541
3/89                      12,689        13,452      12,308
6/89                      13,702        14,308      13,173
9/89                      14,352        15,274      14,311
12/89                     14,178        14,518      13,763
3/90                      14,938        14,197      13,179
6/90                      16,705        14,745      13,988
9/90                      13,483        11,127      10,424
12/90                     15,790        11,686      11,311
3/91                      18,714        15,161      14,592
6/91                      19,275        14,926      14,400
9/91                      21,883        16,143      15,942
12/91                     24,614        17,068      17,742
3/92                      24,772        18,348      18,269
6/92                      23,192        17,096      17,054
9/92                      23,880        17,586      17,649
12/92                     25,965        20,210      20,484
3/93                      24,244        21,074      20,883
6/93                      24,423        21,534      21,301
9/93                      26,323        23,417      23,081
12/93                     26,094        24,031      23,506
3/94                      25,405        23,393      22,498
6/94                      24,028        22,482      21,363
9/94                      25,720        24,043      23,127
12/94                     24,472        23,594      22,755
3/95                      26,832        24,681      24,730
6/95                      28,686        26,995      28,246
9/95                      32,260        29,661      31,577
12/95                     31,331        30,304      31,837
3/96                      31,813        31,850      33,327
6/96                      32,799        33,443      35,857
9/96                      32,740        33,556      37,126
12/96                     31,837        35,302      39,068
3/97                      29,525        33,476      36,970
6/97                      35,596        38,903      46,639
9/97                      42,711        44,693      51,010
12/97                     40,174        43,195      47,521



The graph above to the right compares the change in value of a $10,000 investment in the Monetta Fund, the Russell 2000 Stock Index, and the NASDAQ Composite Index with dividend and capital gains reinvested. The Russell 2000 Stock Index is a broad measure representative of the general market, while the NASDAQ measures performance of stocks in the over-the-counter market. Since the S & P 500 and the Russell 2500 are not appropriate indices, they are no longer reflected on the above graph. Had they been reflected, the value of a $10,000 investment at the end of 10 years per the S & P 500 and the Russell 2500 indices would be $51,223 and $47,805, respectively. Please refer to footnote at bottom of Page 2.




                            % of Net Assets
Jones Medical Industries, Inc.   1.6%
Transcrypt Int'l, Inc.           1.5%
Newpark Resources, Inc.          1.5%
AFC Cable Systems, Inc.          1.4%
ScanSource, Inc.                 1.4%
   Total Top 5 Holding           7.4%



Commentary:

The Monetta Fund posted an impressive return of 26.2% for the year ended December 31, 1997. This compares favorably with the 22.4% return of the Russell 2000 index during this time period.

Throughout 1997, we have communicated to you in our quarterly reports that we have focused on early- stage growth companies that offer the best opportunity for price appreciation, without the requisite risk often associated with late-stage growth companies. We felt strongly that by avoiding companies that are nearing the apex of their growth, which are often over-owned institutionally, we could demonstrate strong performance with reduced volatility. It is with great pleasure that we report that the implementation of this strategy was successful in 1997. While the major indices reported strong gains in 1997, it was a very volatile market which we used to our advantage by dollar-averaging into our better securities.

The Fund posted very strong returns in historically volatile groups such as technology and healthcare through a disciplined investment approach. We had a number of holdings, such as Medquist, Inc., Transcrypt Int'l, Inc., and Smallworldwide PLC, that posted returns of over 75%. While we let our strong performers appreciate as company fundamentals improved, we were quick to sell stocks which reported deteriorating fundamentals or reached our predetermined price targets.

Entering 1998, we plan to continue to focus on adding value to the investment process through intensive due diligence on prospective investments and careful monitoring of existing stocks. Our greatest strength is being able to identify the best and brightest companies early in their growth phase, and we will continue to exploit this strength going forward.

   MONETTA SMALL-CAP EQUITY FUND PERIOD ENDED 12/31/97

Monetta Small-Cap Equity Fund


Investment Objective:  Market Capitalization Range:         Total Net Assets:
Capital Appreciation   under $1 billion                     $2.5 million


Performance:                  Fourth      Since Inception
                              Quarter     2/1/97
Monetta Small-Cap Equity Fund (2.5)%      47.2%
Russell 2000*                 (3.4)%      20.0%

*Source Lipper Analytical Services, Inc.

[Performane Graph Appears Here]


                   Small-Cap     Russell
Month              Fund          2000
1/31/97            10,000        10,000
2/28/97            10,150        9,758
3/31/97            9,490         9,297
4/30/97            9,260         9,323
5/31/97            10,840       10,360
6/30/97            11,820       10,804
7/31/97            12,900       11,307
8/31/97            13,710       11,566
9/30/97            15,090       12,412
10/31/97           14,950       11,867
11/30/97           14,791       11,790
12/31/97           14,717       11,996

The graph above to the right compares the change in value of a $10,000 investment in the Monetta Small-Cap Equity Fund and the Russell 2000 Stock Index with dividend and capital gains reinvested.The Russell 2000 index is a broad measure representative of the general market. Please refer to footnote at bottom of Page 2.

   PORTFOLIO COMPOSITION


Top 5 Equity Holdings           % of Net Assets
CHS Electronics, Inc.                3.4%
QuadraMed Corp.                      3.3%
Jones Medical Industries, Inc.       3.0%
ANADIGICS, Inc.                      3.0%
JPM Co.                              3.0%
Total Top 5 Holdings                15.7%

Commentary:

The Monetta Small-Cap Fund continues to perform exceptionally well, posting a return of 47.2% from inception on February 1, 1997, through December 31, 1997. This compares exceptionally well versus the Russell 2000 index, which returned 20.0% during the same period.

In 1997, the Fund recorded strong gains across all industry sectors. We experienced an extraordinary breadth of strong individual stock performance which drove the superior returns we enjoyed in 1997. The top performing securities were: QuadraMed Corp., which provides decision-support software for healthcare providers; Medquist, Inc., a provider of medical transcription services; Transcrypt Int'l., Inc., provides information security products to the cellular market; and Remec, Inc., a manufacturer of telecommunications equipment. Generally, the Fund was fully invested throughout the year, ending the year with approximately 97% invested in common stocks.

As small-cap stocks badly lagged the major market indices in 1997, we are especially pleased to report a 47.2% return for the Fund. While small-cap stocks recovered in mid-1997, they again lagged the major market indices in the fourth quarter of 1997. Industry experts are currently stating that the substantially higher earnings growth rates associated with small-cap stocks, coupled with much lower relative valuations versus large-cap stocks, portends well for small-cap funds as we enter 1998. The Monetta Small-Cap Fund continues to be well positioned to benefit from a narrowing of this valuation discrepancy in 1998.

MONETTA MID-CAP EQUITY FUND PERIOD ENDED 12/31/97

Monetta Mid-Cap Equity Fund:



Investment Objective:     Market Capitalization Range:      Total Net Assets:
Capital Appreciation      $1 billion - $5 billion           $21.9 million



Performance:
                                 AVERAGE ANNUAL TOTAL RETURN

                                                      Since Inception
                                1 Year      3 Years     3/1/93
Monetta Mid-Cap Equity Fund      29.1%       26.8%       23.4%
S & P 400*                       32.3%       27.3%       18.5%

*Source Lipper Analytical Services, Inc.



[Performance Graph Appears Here]



Mearsurement Period     Mid-Cap    S & P 400
(Fiscal Year Covered)
3/1/93                  10,000     10,000
3/93                    11,670     10,220
6/93                    11,880     10,455
9/93                    13,120     10,978
12/93                   13,540     11,274
3/94                    13,475     10,793
6/94                    13,109     10,399
9/94                    13,887     11,103
12/94                   13,835     10,817
3/95                    14,835     11,692
6/95                    16,536     12,723
9/95                    17,603     13,965
12/95                   17,233     14,165
3/96                    18,717     15,037
6/96                    19,106     15,470
9/96                    19,855     15,920
12/96                   21,402     16,885
3/97                    21,314     16,634
6/97                    24,277     19,085
9/97                    27,761     22,145
12/97                   27,639     22,329

The graph above to the right compares the change in value of a $10,000 investment in the Monetta Mid-Cap Equity Fund to the S & P 400. The S & P 400 index is a broad measure representative of the general market. Since the S & P 500 is not an appropriate index, it is no longer reflected on the above graph. Had it been reflected, the value of a $10,000 investment since inception per the S & P 500 index would be $24,240. Please refer to footnote at bottom of Page 2.

   PORTFOLIO COMPOSITION                           TOP 5 EQUITY HOLDINGS:


                              % of Net Assets
Allied Waste Industries, Inc.      3.2%
USA Waste Services, Inc.           3.0%
Sante Fe Int'l Corp.               2.8%
Newpark Resources, Inc.            2.4%
Watson Pharmaceuticlas             2.4%
Total Top 5 Holdings              13.8%

Commentary:

The 29.1% 1997 return of the Monetta Mid-Cap Fund represented another very strong performance year. The Fund ranked in the top 17th percentile of all mid-cap funds tracked by Lipper Analytical Services, while moderately lagging the return of the S&P 400 index, which rose 32.3%. Since inception (March 1, 1993), the Fund has generated an average annual investment return of 23.4%.

The average one-year return for the Mid-Cap Funds category, as reported by Lipper Analytical Services, was 19.6%. This wide divergence between the typical mid-cap fund and the S&P 400 index is largely explained by sector weightings. Financial stocks comprise a significant portion of the index, and returns for this sector soared in 1997 due to declining interest rates and takeover activity. At the same time, technology and other traditional growth sectors struggled. Many mid-cap funds were underweighted in interest-sensitive issues and overweighted in growth issues.
The Monetta Mid-Cap Fund benefited from the shift in investor sentiment away from the large-cap issues to the mid-cap sector. The Fund's performance was enhanced by its sector weightings in the consumer, industrial, and financial areas. Also, by steering clear of over-owned, fully-valued technology stocks (especially early in the year), the Fund gained substantial ground on the market indices and is now positioned to selectively add to this depressed sector.

We find no shortage of attractive mid-cap ideas that fit our criteria of strong and improving earnings growth at price levels that leave room for ample appreciation. We continue to manage risk via careful analysis and stock selection, and seek to produce favorable returns while holding volatility below that of the market.

Monetta Large-Cap Equity Fund:


Investment Objective:   Market Capitalization Range:         Total Net Assets:
Capital Appreciation    $5 billion +                         $4.3 million



Performance:                                    Since Inception
                              1 Year      2 Year      9/1/95
Monetta Large-Cap Equity Fund 26.6%       27.4%       26.0%
S & P 500*                    33.4%       28.0%       29.0%

*Source Lipper Analytical Services, Inc.



[Performance Graph Appears Here]


Mearsurement Perod   Large-Cap   S & P 500
(Fiscal Year End)
9/95                 10,000      10,482
12/95                10,574      11,105
3/96                 11,344      11,701
6/96                 11,923      12,225
9/96                 12,864      12,603
12/96                13,555      13,653
3/97                 13,842      14,020
6/97                 15,621      16,465
9/97                 17,333      17,699
12/97                17,167      18,207

The graph above to the right compares the change in value of a $10,000 investment in the Monetta Large-Cap Equity Fund to the S & P 500. The S & P 500 Composite index is a broad measure representative of the general market. Please refer to footnote at bottom of Page 2.


                           % of Net Assets
Eaton Corp.                    3.1%
Aluminum Company of America    3.0%
AMF Bowling, Inc.              2.9%
Sante Fe Int'l Corp.           2.9%
Hertz Corp.                    2.8%
Total Top 5 Holdings           14.7%


Commentary:

The Monetta Large-Cap Fund produced another strong total return of 26.6% in 1997. The performance of the Fund exceeded the 25.3% return of the average growth fund tracked by Lipper Analytical Services, but trailed the 33.4% return of its primary benchmark, the S&P 500 index.

The S&P 500 produced stellar returns during 1997 as large capitalization stocks once again outperformed small. However, even among large stocks, the gains were not evenly spread. A handful of big stocks continued to produce the bulk of the gains as investors sought the "safety" of consistent, predictable earnings growth. This trend was further augmented by money flowing into the U.S. from troubled Southeast Asia and looking for "name brands" and a liquid haven.

Our strategy does not involve blindly holding these "nifty fifty" market leaders. We think many of these "safe" stocks are highly susceptible to any market or company-specific hiccup due to severe overvaluation and potential slowing of earnings growth rates.

We continue to manage risk by utilizing research-intensive, bottom-up stock picking to identify rapidly-growing companies while also insisting upon attractive valuations. Our knowledge of what a company is worth enables strong returns to be produced while avoiding the volatility associated with trend chasing. Our strong absolute returns and better-than-average performance in the growth fund category validate this strategy. Financial services, consumer cyclicals, and oil service were particularly strong industry groups for us in 1997. Top performing stocks included Halliburton, Equitable Cos., Household Int'l., EMC Corp., Home Depot, CVS Corp., and Schlumberger.

   MONETTA BALANCED FUND PERIOD ENDED 12/31/97


Monetta Balance Fund:



Investment Objective:           Market Capitalization Range:
Capital Appreciation/Income     $50 million +

Average Maturity:               Total Net Assets:
6.8 Years                       $12.1 million



Performance:
                               AVERAGE ANNUAL TOTAL RETURN

                                                Since Inception
                              1 Year   2 Year   9/1/95
Monetta Balanced Fund         21.2%    23.5%    23.0%
Benchmark*                    25.1%    20.4%    21.6%

*Source Lipper Analytical Services, Inc



[Performane Graph Appears Here]


                        Monetta
Measurement Period      Balance
(Fiscal Year End)       Fund       Benchmark
9/95                    10,000      10,313
12/95                   10,616      10,919
3/96                    11,131      11,220
6/96                    11,913      11,577
9/96                    12,547      11,887
12/96                   13,369      12,682
3/97                    13,358      12,888
6/97                    14,642      14,615
9/97                    16,431      15,554
12/97                   16,205      16,014



The graph above to the right compares the change in value of a $10,000 investment in the Monetta Balanced Fund to the Benchmark with dividends and capital gains reinvested.
*The Benchmark is a composite blend of two indices, 65% S & P 500 (stock index), and 35% Lehman Govt/Corp Bond (bond index). It is a hypothetical benchmark.

Please refer to footnote at bottom of Page 2.


   PORTFOLIO COMPOSITION                           TOP 5 EQUITY HOLDINGS:


                                   % of Net Assets
Imperial Credit Com. Mrtg. Invt.      1.2%
USAWaste Serv. Inc.                   1.2%
Eaton Corp.                           1.2%
Aluminum Company of America           1.2%
Allied Waste Industries Inc.          1.2%
Total Top 5 Holdings                  6.0%

Commentary:

The Monetta Balanced Fund added to its stellar past record with a 21.2% return in 1997. This placed it in the top 27th percentile of all balanced funds for the year, as rated by Lipper Analytical Services. For the two years ending December 31, 1997, the Fund's annual return of 23.5% ranked it in the top 2% of all balanced funds tracked by Lipper Analytical Services.

Stocks comprised 62% of the Fund's assets at year-end. The stock portion is diversified by sector and size with 40% in small-cap issues, 30% in mid-cap issues, and 30% in large-cap issues. Each stock is owned in one of our other equity mutual funds and, therefore, is consistent with our analytical criteria of rapid earnings growth, substantial appreciation potential, and limited risk. Based on the capitalization weightings, we currently find the most compelling investments in the small-cap arena.

At year-end, high-grade corporate and U.S. treasury securities comprised 34% of assets, and cash was 4% of assets. The fixed income segment benefited from a late-year rally in bonds which provided capital gains to augment the approximately 6% yield of the fixed income portfolio. The average maturity was
6.8 years, fairly consistent throughout the year.

In summary, stock selection added significant value to the portfolio, with our average stock up 31% for the year. The fixed income portion produced modest capital gains to augment the income produced. The stock portion of the Balanced Fund continues to provide for participation in rising equity markets while its fixed income components cushion against inevitable market volatility, making the Balanced Fund an ideal choice for the conservative investor.

   MONETTA INTERMEDIATE BOND FUND PERIOD ENDED 12/31/97

Monetta Intermediate Bond Fund:



Investment Objective:        30-Day SEC Yield:    Average Maturity:
Capital Appreciation/Income  5.25%                4.5 Years

Total Net Assets:
$3.9 million



Fund/Benchmark
                              AVERAGE ANNUAL TOTAL RETURN
                                                Since Inception
                              1 Year   3 Years  (3/1/93)
Monetta Intermediate Bond Fund 8.91%   10.00%   7.62%
Lehman Govt/Corp               7.87%    8.98%   6.14%
  Intermediate Bond Index*

*Source Lipper Analytical Services, Inc.



 [Performane Graph Appears Here]



Measurement Period     Monetta Intermediate
(Fiscal Year Covered)      Bond Fund          Lehman
3/1/93                     10,000             10,007
3/93                       10,000             10,028
6/93                       10,399             10,255
9/93                       10,732             10,486
12/93                      10,817             10,504
3/94                       10,585             10,291
6/94                       10,494             10,229
9/94                       10,613             10,313
12/94                      10,705             10,302
3/95                       11,270             10,754
6/95                       11,866             11,292
9/95                       12,046             11,479
12/95                      12,282             11,883
3/96                       12,245             11,784
6/96                       12,428             11,859
9/96                       12,702             12,068
12/96                      13,074             12,364
3/97                       13,041             12,350
6/97                       13,485             12,715
9/97                       13,908             13,058
12/97                      14,238             13,338



The graph above to the right compares the change in value of a $10,000 investment in the Monetta Intermediate Bond Fund to the Lehman
Government/Corporate Intermediate Bond Index. The Lehman Government/Corporate Intermediate Bond Index measures that specific segment of the bond market. Please refer to footnote at bottom of Page 2.

PORTFOLIO COMPOSITION                          MATURITY PROFILE:


Maturity Profile:

1 Year or Less  12.7%
1 - 3 Years      9.2%
4 - 6 Years     55.3%
7 - 10 Years    22.4%
Over 10 Years     .4%

Commentary:

The 1997 return scorecard for the Monetta Intermediate Bond Fund was an impressive one despite a roller coaster fixed income environment. The Fund's return of 8.9% ranked it in the top 36th percentile among the Intermediate Investment Grade Debt category, as measured by Lipper Analytical Services. The Fund outperformed its primary benchmark, the Lehman Government Corporate Intermediate Bond Index, by 104 basis points for the year.

The Fund's 30-day SEC yield at 12/31/97 was 5.25%. During the year, the Fund paid out an annualized income return of 6.22%.

The global bond markets began 1997 with a sentiment that would have made Charles Dickens proud - great expectations - but ended with perhaps the greatest divergence of market opinion in this decade. The Federal Reserve caused some mild angst during the first three quarters of the year, highlighted by the March discount rate hike; but spread volatility was the lowest in three decades in the higher-quality sectors. The fourth quarter took away Fed uncertainty but left us with more negative surprises from Asia, a few European short-term rate hikes, a flattening U.S. Treasury curve, and sloppy sector swap spreads. The U.S. bond market responded positively to this sentiment change; and, suddenly, the road to total return Oz became a lot more enjoyable as the Fund ended 1997 on a positive note.

There is no doubt that 1998 will debut with many questions and few answers, although there seems to be one given - global economic growth will suffer in 1998 as the Asian drama continues to play itself out. There is no miracle cure for this dilemma. Global economic policy-making and capital markets will continue to converge as they have done throughout the 1990s.

There are several factors that we will be monitoring closely during 1998 - European Monetary Union, financial industry consolidation, asset securitization, and declines in global government issuances, just to name a few. We believe that the economy is arguably in the best shape since the 1960s and expect both investment grade and high-yield valuations to improve modestly during 1998 - at least in the first half - as rates continue to trend lower. The Fund is currently maintaining a core strategy of overweighting higher yielding sectors of the corporate market but will not hesitate to adjust maturity and sector characteristics closer to the primary benchmark as the anticipated improvement in rates continues.

   MONETTA GOVERNMENT MONEY MARKET FUND PERIOD ENDED 12/31/97


Monetta Government Money Market:

Investment Objective:            7-Day Yield:    Average Days to Maturity:
Income and Capital Preservation  5.05%           41 Days

Total Net Assets:
$4.5 million


Fund/Benchmark                                     Since Inception
                             1 Year      3 Years     (3/1/93)
Monetta Government Money
      Market Fund             5.15%**     5.36%**     4.64%**
Lipper US Gov't Money
      Market Funds Avg.*      4.90%       4.98%       4.28%

*Source Lipper Analytical Services, Inc.



[Performance Graph Appears Here]


Measurement Period     Money Market      Lipper
(Fiscal Year Covered)                    Average
3/1/93                 10,000            10,000
3/93                   10,013            10,023
6/93                   10,072            10,088
9/93                   10,147            10,154
12/93                  10,224            10,222
3/94                   10,301            10,290
6/94                   10,396            10,374
9/94                   10,507            10,475
12/94                  10,637            10,597
3/95                   10,788            10,738
6/95                   10,950            10,885
9/95                   11,110            11,030
12/95                  11,262            11,174
3/96                   11,401            11,309
6/96                   11,539            11,440
9/96                   11,683            11,579
12/96                  11,832            11,711
3/97                   11,977            11,846
6/97                   12,126            11,988
9/97                   12,281            12,135
12/97                  12,441            12,284

**Total returns are net of advisory fees waived and voluntary absorption of all or part of the Fund's operating expenses by the Advisor. Had the advisory fee not been waived, the 7-day SEC yield would have been 4.67%, versus 5.05%. An investment in the Monetta Government Money Market Fund is neither insured or guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable $1.00 per share net asset value. Please refer to footnote at bottom of Page 2.



Government Agencies          99.6%
Short-Term Investments, Net    .4%
Total                       100.0%

Commentary:

For the twelve months ending December 31, 1997, the Monetta Government Money Market Fund posted an impressive return of 5.15%. The Fund was ranked 14th of 118 funds in the U.S. Government money market funds category, as measured by Lipper Analytical Services. The average return of the Lipper U.S. Government Fund category was 4.90%. As of December 31, 1997, the Fund's seven-day yield was 5.05%, with an average maturity of 41 days.

Money market yields were reasonably constant over the past six months but slightly higher for the year as evidenced by the 60-89 day Federal Farm Credit yield curve, which increased from 5.32% early in the year to 5.52% on December 31, 1997.
For the year, the Fund maintained an average maturity of 62 days. The flattening of the yield curve did not warrant a longer maturity risk given the anticipated return. In 1998, it appears that the Federal Reserve will provide additional liquidity and ease of monetary policy in response to slower economic growth and moderate inflation expectation. Two major factors for this belief are a soft landing scenario for the Asian crisis and good news on the budget deficit which could reduce short-end government financing needs. Going forward, we do not anticipate any major change in the Fund's characteristics until current events begin to acknowledge Federal Reserve easing.

 Independent Auditors' Report

The Boards of Directors and Trustees and the Shareholders of Monetta Fund, Inc., and Monetta Trust:

We have audited the accompanying statements of assets and liabilities of Monetta Fund, Inc., and Monetta Trust (comprising, respectively, the Small-Cap Equity Fund, Mid-Cap Equity Fund, Large-Cap Equity Fund, Balanced Fund, Intermediate Bond Fund, and Government Money Market Fund), collectively referred to as the "Funds," including the schedules of investments as of December 31, 1997, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods presented in the two-year period then ended, and the financial highlights for each of the periods presented in the ten-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Monetta Fund, Inc., and each of the respective funds constituting the Monetta Trust as of December 31, 1997; the results of their operations for the period then ended; the changes in their net assets for each of the periods presented in the two-year period then ended; and the financial highlights for each of the periods presented in the ten-year period then ended, in conformity with generally accepted accounting principles.

                                                KPMG Peat Marwick LLP





 Chicago, Illinois
 January 19, 1998

   SCHEDULE OF INVESTMENTS DECEMBER 31, 1997


MONETTA FUND


                                  Quoted
Shares or                         Market
Principal                          Value
 Amount                       (In Thousands)

COMMON STOCKS - 95.7%

   CONSUMER RELATED - 35.4%              $57,844

Broadcasting/Cable TV - 3.0%
*27,273  Chancellor Media Corp - CL A    $ 2,035
*40,000  Metro Networks, Inc.              1,310
*153,500 VDI Media                         1,478
                                           4,823
Food Processing - 0.9%
*50,700  WSMP, Inc.                        1,470

Recreation/Entertainment - 2.7%
*47,800  AMF Bowling, Inc.                 1,195
*27,000  Avis Rent A Car, Inc                862
*40,000  Budget Group, Inc. - CL A         1,383
*50,000  Dollar Thrifty                    1,025
                                           4,465

Restaurants/Lodging - 6.0%
*95,300  Ark Restaurants Corp.             1,120
*85,000  BridgeStreet Accommodations         863
*100,000 Hospitality Worldwide Services    1,313
 70,000  Innkeepers USA Trust              1,085
*51,500  Landry's Seafood Restaurants,Inc. 1,236
*71,000  Logan's Roadhouse Inc.            1,101
*40,000  Outback Steakhouse, Inc.          1,150
 30,000  Patriot American Hospitality,Inc.   864
*43,000  Schlotzsky's, Inc.                  629
*50,000  Shells Seafood Restaurants, Inc.    487
                                           9,848

Retail Manufactures & Distribution - 9.7%
*100,000 CHS Electronics, Inc.             1,712
*44,000  Central Garden & Pet Co.          1,155
*50,000  Galey & Lord, Inc.                  894
*40,000  Hirsch Int'l Corp. - CL A           880
*110,000 Home Products Int'l, Inc.         1,293
*50,000  Industrial Distribution Group,Inc.  785
*52,500  Mohawk Industries, Inc.           1,152
*28,500  Performance Food Group Co.          677
*70,000  Quaker Fabric Corp.               1,373
*108,000 Styling Technology Corp.          1,755
*25,500  Suiza Foods Corp.                 1,519
*50,500  Tefron Ltd.                       1,161
*23,000  Triangle Pacific Corp.              779
 30,000  Wolverine World Wide, Inc.          679
                                          15,814

Retail Trades - 3.9%
*35,000  Dominick's Supermarkets, Inc.     1,278
*75,000  Furniture Brands Int'l, Inc.      1,538
*40,000  Guitar Center, Inc.                 920
*25,000  Stage Stores, Inc.                  934
*48,300  The Buckle, Inc.                  1,654
                                           6,324

Miscellaneous - 9.2%
*45,000  American Business Info.,Inc.-CL A   461
*35,000  American Business Info.,Inc.-CL B   359
*100,000 American Eco Corp.                1,081
*50,000  CKS Group, Inc.                     706
*25,000  Consolidated Graphics, Inc.       1,166
*101,000 FirstService Corp.                  758
*53,000  Forensic Technologies Int'l Corp.   662
*80,000  MAXIMUS, Inc.                     1,935
*125,000 May & Speh, Inc.                  1,687
 40,000  Norrell Corp.                       795
*20,000  QuickResponse Services, Inc.        740
*50,000  SOS Staffing Services, Inc.         944
*35,000  Superior Services, Inc.           1,011
*65,500  Vestcom Int'l, Inc.               1,465
*60,000  Warrantech Corp.                    585
*40,000  Waste Industries, Inc.              745
                                          15,100


   FINANCIAL RELATED -7.3%               $12,016

Financial Services - 7.3%
*40,000  Affiliated Managers Group, Inc. $ 1,160
*60,000  Annaly Mortgage Management, Inc.    660
*60,000  BA Merchant Services, Inc.        1,065
 30,000  Excel Realty Trust, Inc.            945
 55,000  Fidelity National Fin'l, Inc.     1,712
*47,300  First Int'l Bancorp, Inc.           573
*40,000  Golf Trust of America, Inc.       1,160
*100,000 Imperial Credit Commercial
          Mortgage Investment Corp.        1,462
*65,000  LINC Capital, Inc.                1,276
 60,000  Ocwen Asset Investment Corp.      1,230
*30,000  Trammell Crow Co.                   773
                                          12,016


Page 11


   SCHEDULE OF INVESTMENTS DECEMBER 31, 197

Schedule of Investments       December 31, 1997

MONETTA FUND (CONTINUED)


                                  QUOTED
SHARES OR                         MARKET
PRINCIPAL                          VALUE
 AMOUNT                       (IN THOUSANDS)

   INDUSTRIAL RELATED - 22.9%           $37,358

ENERGY RESOURCES & SERVICES - 3.8%
*60,000  HANOVER COMPRESSOR CO.         $ 1,226
*60,000  ITEQ, INC.                         690
*140,000 NEWPARK RESOURCES, INC.          2,450
*50,000  THE HOUSTON EXPLORATION CO.        919
*100,000 TITAN EXPLORATION, INC.            950
                                          6,235

HOUSING - 0.7%
*65,625  AMERICAN HOMESTAR CORP.          1,083

INDUSTRIAL & ELECTRONICS PRODUCTS - 14.3%
*75,350  AFC CABLE SYSTEMS, INC.          2,242
*79,000  ADVANCED LIGHTING TECH., INC.    1,501
 30,000  APPLIED POWER, INC.              2,070
*50,000  BALLANTYNE OF OMAHA, INC.          900
*50,000  BERG ELECTRONICS CORP.           1,137
 63,000  CHART INDUSTRIES, INC.           1,437
*60,000  FIBERMARK, INC.                  1,290
*30,000  GENRAD, INC.                       906
*100,000 JPM CO.                          2,125
*50,000  KELLSTROM INDUSTRIES, INC.       1,237
 70,000  MASCOTECH, INC.                  1,286
*39,000  METTLER-TOLEDO INT'L, INC.         673
 20,000  PRECISION CASTPARTS CORP.        1,206
*24,600  SPS TECHNOLOGIES, INC.           1,073
 70,000  SPARTECH CORP.                   1,059
*66,000  TOTAL CONTROL PRODUCTS, INC.       809
*60,000  TRIDENT INT'L, INC.                780
*40,000  U.S. FILTER CORP.                1,198
*60,000  WPI GROUP, INC.                    442
                                         23,371

TRANSPORTATION - 3.5%
 27,000  EXPEDITORS INT'L OF
          WASHINGTON, INC.                1,040
*100,000 MILLER INDUSTRIES, INC.          1,075
*85,000  RAILAMERICA, INC.                  547
*51,000  SIMON TRANSPORTATION
          SERVICES, INC.                  1,224
*30,000  SWIFT TRANSPORTATION CO., INC.     971
 25,000  USFREIGHTWAYS CORP.                812
                                          5,669

MISCELLANEOUS - 0.6%
*40,000  NICHOLS RESEARCH CORP.           1,000

   MEDICAL RELATED - 13.4%              $21,900

MEDICAL SUPPLIES - 2.1%
 50,000  BALLARD MEDICAL PRODUCTS       $ 1,212
*110,000 GRAHAM-FIELD HEALTH
          PRODUCTS, INC.                  1,836
*30,000  MERIDIAN DIAGNOSTICS, INC.         304
                                          3,352

MEDICAL TECHNOLOGY - 2.3%
 55,000  ADAC LABORATORIES                1,086
*30,000  COHR, INC.                         382
*40,000  OEC MEDICAL SYSTEMS, INC.          798
*80,000  STERIGENICS INT'L, INC.          1,520
                                          3,786

PHARMACEUTICALS - 5.7%
*113,000 CHIREX, INC.                     1,992
 70,000  JONES MEDICAL IND., INC.         2,677
*30,000  MEDICIS PHARMACEUTICAL
          CORP. - CL A                    1,534
*156,366 PHARMERICA, INC.                 1,622
*23,100  PRIORITY HEALTHCARE CORP.          349
*110,000 VIVUS, INC.                      1,169
                                          9,343


PHYSICIAN SERVICES - 3.3%
*71,000  CASTLE DENTAL CENTERS, INC.        550
*27,500  HEALTHWORLD CORP.                  332
 91,300  HOOPER HOLMES, INC.              1,330
*61,000  MEDQUIST, INC.                   2,120
*72,500  SHERIDAN HEALTHCARE, INC.        1,087
                                          5,419


TECHNOLOGY RELATED -16.7%               $27,336

COMPUTER SOFTWARE & SYSTEMS - 2.1%
*30,000  PLATINUM TECHNOLOGY, INC.        $ 848
*30,000  PROGRAMMER'S PARADISE, INC.        281
*35,000  QUADRAMED CORP.                    963
*40,900  SMALLWORLDWIDE PLC                 894
*119,000 STORAGE DIMENSIONS, INC.           446
                                          3,432

PAGE 12


   SCHEDULE OF INVESTMENTS DECEMBER 31, 1997


MONETTA FUND (CONTINUED)

                                  QUOTED
SHARES OR                         MARKET
PRINCIPAL                          VALUE
 AMOUNT                       (IN THOUSANDS)


COMPUTER & OFFICE EQUIPMENT - 2.2%
*37,500  ASIA ELECTRONICS HOLDING CO.,INC.   233
*50,500  NORSTAN, INC.                     1,200
*112,000 SCANSOURCE, INC.                  2,240
                                           3,673

SEMICONDUCTORS - 4.0%
*55,100  ATMI, INC.                        1,336
*83,400  AAVID THERMAL
          TECHNOLOGIES, INC.               2,002
*150,000 AEROFLEX, INC.                    1,312
*45,000  AMERICAN TECHNICAL
          CERAMICS CORP.                     681
*40,000  ANADIGICS,  INC.                  1,205
                                           6,536

TELECOMMUNICATIONS & EQUIPMENT - 8.4%
*55,200  AMERILINK CORP.                   1,421
*63,000  AXSYS TECHNOLOGIES, INC.          1,162
*102,000 CMC INDUSTRIES, INC.                599
*125,400 COMDIAL CORP.                     1,160
*85,000  DYCOM INDUSTRIES, INC.            1,833
*24,000  ELECTROMAGNETIC SCIENCES, INC.      486
*60,000  MASTEC, INC.                      1,373
*74,000  P-COM, INC.                       1,277
*56,000  REMEC, INC.                       1,260
*100,000 RMH TELESERVICES, INC.              637
*100,000 TRANSCRYPT INT'L, INC.            2,487
                                          13,695

TOTAL COMMON STOCKS
(COST $133,229) (A)                      156,454

VARIABLE DEMAND NOTES - 2.6%
3,779,700  AMERICAN FAMILY - 5.64%         3,780
489,800    WARNER LAMBERT - 5.64%            490
TOTAL VARIABLE DEMAND NOTES                4,270


COMMERCIAL PAPER - 3.1%
3,000,000 MERRILL LYNCH
          5.820% DUE 01/14/98              2,993
2,000,000 MERRILL LYNCH
          5.800% DUE 01/23/98              1,993
TOTAL COMMERCIAL PAPER                     4,986

TOTAL SHORT-TERM INVESTMENTS               9,256

TOTAL INVESTMENTS - 101.4%
(COST $142,485) (A)                      165,710

OTHER ASSETS LESS LIABILITIES - (1.4)%     2,295

NET ASSETS - 100.0%                     $163,415

(A) FOR TAX PURPOSES, COST IS $142,557; THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $30,713; AND AGGREGATE GROSS UNREALIZED DEPRECIATION IS $7,560, RESULTING IN NET UNREALIZED APPRECIATION OF $23,153
  (IN THOUSANDS).

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  * NON-INCOME PRODUCING SECURITY.

PAGE 13


   SCHEDULE OF INVESTMENTS DECEMBER 31, 1997


MONETTA SMALL-CAP  EQUITY FUND

                                  QUOTED
SHARES OR                         MARKET
PRINCIPAL                          VALUE
 AMOUNT                       (IN THOUSANDS)

COMMON STOCKS - 96.8%

   CONSUMER RELATED - 31.3%             $790

BROADCASTING/CABLE TV - 2.3%
 *6,000 VDI MEDIA                        $58

RECREATION/ENTERTAINMENT - 2.2%
 *2,200 AMF BOWLING, INC.                 55

RESTAURANTS/LODGING - 4.4%
 *4,000 ARK RESTAURANTS CORP.             47
 *5,000 HOSPITALITY WORLDWIDE SERVICES    66
                                         113

RETAIL MANUFACTURES & DISTRIBUTION - 8.1%
 *5,000 CHS ELECTRONICS, INC.             86
 *4,500 HOME PRODUCTS INT'L, INC.         53
 *4,000 STYLING TECHNOLOGY CORP.          65
                                         204

MISCELLANEOUS - 14.3%
 *4,000 FORENSIC TECH INT'L CORP.         50
 *3,000 MAXIMUS, INC.                     73
 *5,000 MAY & SPEH, INC.                  67
 *3,000 SOS STAFFING SERVICE, INC.        57
 *3,000 VESTCOM INT'L, INC.               67
 *2,500 WASTE INDUSTRIES, INC.            46
                                         360


   FINANCIAL RELATED - 10.2%            $256

FINANCIAL SERVICES - 10.2%
 *1,500 AFFILIATED MGRS GROUP, INC.     $ 43
 *2,000 ANNALY MORTGAGE MANAGEMENT,INC.   22
 *1,800 FIRST INT'L BANCORP, INC.         22
 *4,000 IMPERIAL CREDIT COMMERCIAL
          MORTGAGE INVESTMENT CORP.       58
 *3,000 LINC CAPITAL, INC.                59
 *2,000 TRAMMELL CROW CO.                 52
                                         256


   INDUSTRIAL RELATED - 11.2%           $281

ENERGY RESOURCES & SERVICES - 2.8%
 *4,000 NEWPARK RESOURCES, INC.         $ 70

INDUSTRIAL & ELECTRONICS PRODUCTS - 7.1%
 *3,500 JPM CO.                           74
 *1,000 SPS TECHNOLOGIES, INC.            44
 *5,000 TOTAL CONTROL PRODUCTS, INC.      61
                                         179

TRANSPORTATION - 1.3%
 *5,000 RAILAMERICA, INC.                 32


   MEDICAL RELATED - 12.7%              $321

MEDICAL SUPPLIES - 2.5%
 *3,800 GRAHAM-FIELD HEALTH PROD,INC.     63

MEDICAL TECHNOLOGY - 2.6%
 *3,500 STERIGENICS INT'L, INC.           67

PHARMACEUTICALS - 5.5%
 *1,500 CHIREX, INC.                      26
 *2,000 JONES MEDICAL IND., INC.          77
   *700 MEDICIS PHARMACEUTICAL
        CORP. CL A                        36
                                         139

PHYSICIAN SERVICES - 2.1%
 *1,500 MEDQUIST, INC.                    52

   TECHNOLOGY RELATED - 31.4%           $790

COMPUTER SOFTWARE & SYSTEMS - 3.3%
 *3,000 QUADRAMED CORP.                  $82

COMPUTER & OFFICE EQUIPMENT - 2.4%
 *3,000 SCANSOURCE, INC.                  60


SEMICONDUCTORS - 8.3%
 *3,000 AAVID THERMAL TECHNOLOGIES,INC.   72
 *7,000 AEROFLEX, INC.                    61
 *2,500 ANADIGICS, INC.                   76
                                         209


PAGE 14


   SCHEDULE OF INVESTMENTS DECEMBER 31, 1997


MONETTA SMALL-CAP EQUITY FUND (CONTINUED)


                                  QUOTED
SHARES OR                         MARKET
PRINCIPAL                          VALUE
 AMOUNT                       (IN THOUSANDS)

TELECOMMUNICATIONS & EQUIPMENT - 17.4%
 *2,000 AMERILINK CORP.                   52
 *3,000 AXSYS TECHNOLOGIES, INC.          55
 *3,000 BRIGHTPOINT, INC.                 42
 *5,000 CMC INDUSTRIES, INC.              29
 *6,000 COMDIAL CORP.                     56
 *2,000 DYCOM INDUSTRIES, INC.            43
 *3,300 REMEC, INC.                       74
 *8,000 RMH TELESERVICES, INC.            51
 *1,500 TRANSCRYPT INT'L, INC.            37
                                         439

TOTAL COMMON STOCKS
(COST $2,321) (A)                      2,438


VARIABLE DEMAND NOTES - 4.9%
 71,600 JOHNSON CONTROLS - 5.57%          72
 51,400 WARNER LAMBERT - 5.64%            51
TOTAL VARIABLE DEMAND NOTES              123

TOTAL INVESTMENTS - 101.7%
(COST $2,444) (A)                      2,561

OTHER ASSETS LESS LIABILITIES  - (1.7)% (43)

NET ASSETS - 100.0%                   $2,518

(A) COST IS IDENTICAL FOR BOOK AND TAX PURPOSES; THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $252, AND AGGREGATE GROSS UNREALIZED DEPRECIATION IS $135, RESULTING IN NET UNREALIZED APPRECIATION OF $117 (IN THOUSANDS).

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  * NON-INCOMING PRODUCING SECURITY.

PAGE 15



   SCHEDULE OF INVESTMENTS DECEMBER 31, 1997

MONETTA MID-CAP EQUITY FUND


                                  QUOTED
SHARES OR                         MARKET
PRINCIPAL                          VALUE
 AMOUNT                       (IN THOUSANDS)

COMMON STOCKS - 93.4%

   CONSUMER RELATED - 27.7%            $6,062

FOOD PROCESSING - 1.6%
  6,000 DEAN FOODS CO.                   $357

RECREATION/ENTERTAINMENT - 7.3%
*20,000 AMF BOWLING, INC.                 500
*12,000 BUDGET GROUP, INC.                415
*10,000 GALILEO INT'L, INC.               276
 10,000 HERTZ CORP. - CL A                402
                                        1,593

RESTAURANTS/LODGING - 1.2%
  6,000 CKE RESTAURANTS, INC.             253

RETAIL MANUFACTURES & DISTRIBUTION - 3.1%
*25,000 CHS ELECTRONICS, INC.             428
  8,000 HASBRO, INC.                      252
                                          680

RETAIL TRADES - 8.3%
 20,000 AMERICAN STORES CO.               411
*14,000 AUTOZONE, INC.                    406
  6,000 DILLARD'S INC.                    211
  4,500 NORDSTROM, INC.                   272
*18,000 PROFFITT'S, INC.                  512
                                        1,812

MISCELLANEOUS - 6.2%
*30,000 ALLIED WASTE INDUSTRIES, INC.     700
*17,000 USA WASTE SERVICES, INC.          667
                                        1,367


   FINANCIAL RELATED - 12.4%           $2,726

FINANCIAL SERVICES - 12.4%
*10,000 AFFILIATED MANAGERS GROUP,INC.   $290
 10,000 BANK UNITED CORP. - CL A          489
 *7,000 DIME BANCORP, INC.                212
*10,000 HARTFORD LIFE, INC.               453
*20,000 IMPERIAL CREDIT COMMERCIAL
          MORTGAGE INVESTMENT CORP.       293

 *7,700 NATIONWIDE FINANCIAL
          SERVICES, INC. CL A             278
*10,000 SECURITY CAPITAL GROUP,INC.-CL B  325
*15,000 TRAMMELL CROW CO.                 386
                                        2,726


   INDUSTRIAL RELATED - 31.4%          $6,867

ENERGY RESOURCES & SERVICES - 9.5%
*10,000 HANOVER COMPRESSOR CO.          $ 204
*10,000 INPUT/OUTPUT, INC.                297
*30,000 NEWPARK RESOURCES, INC.           525
*15,000 SANTE FE INT'L CORP.              611
  8,000 TIDEWATER, INC.                   441
                                        2,078

HOUSING - 0.9%
  6,000 OAKWOOD HOMES CORP.               199

INDUSTRIAL & ELECTRONICS PRODUCTS - 14.9%
  7,000 APPLIED POWER, INC. - CL A        483
 19,000 COOPER TIRE AND RUBBER CO.        463
*13,000 GULFSTREAM AEROSPACE CORP.        380
 10,000 HARNISCHFEGER INDUSTRIES, INC.    353
 25,000 MASCOTECH, INC.                   460
*15,000 METTLER-TOLEDO INT'L, INC.        259
  7,000 PRECISION CASTPARTS CORP.         422
*15,000 US FILTER CORP.                   449
                                        3,269

MINING/MINERAL RESOURCES - 3.3%
 *7,000 ALUMAX, INC.                      238
  8,000 REYNOLDS METALS CO.               480
                                          718

TRANSPORTATION - 1.7%
  4,500 CNF TRANSPORTATION, INC.          173
  6,000 SWIFT TRANSPORTATION CO., INC.    194
                                          367

MISCELLANEOUS - 1.1%
  4,000 CUMMINS ENGINE                    236


PAGE 16


   SCHEDULE OF INVESTMENTS DECEMBER 31, 1997


MONETTA MID-CAP EQUITY FUND (CONTINUED)

                                  QUOTED
SHARES OR                         MARKET
PRINCIPAL                          VALUE
 AMOUNT                       (IN THOUSANDS)

   MEDICAL RELATED -10.0%              $2,193

PHARMACEUTICALS - 7.8%
 *6,500 ELAN CORP. PLC - ADR            $ 333
 10,000 JONES MEDICAL INDUSTRIES, INC.    382
*20,000 PHARMERICA, INC.                  207
*25,000 VIVUS, INC.                       266
*16,000 WATSON PHARMACEUTICALS, INC.      519
                                        1,707

PHYSICIAN SERVICES - 2.2%
*18,000 PHYCOR, INC.                      486


   TECHNOLOGY RELATED - 11.9%          $2,621

COMPUTER SOFTWARE & SYSTEMS - 2.4%
*15,000 PLATINUM TECHNOLOGY, INC.      $  424
 *5,000 SYMANTEC CORP.                    109
                                          533

COMPUTER & OFFICE EQUIPMENT - 1.8%
*10,000 JABIL CIRCUIT, INC.               398

SEMICONDUCTORS - 0.5%
 *6,000 LSI LOGIC CORP.                   119

TELECOMMUNICATIONS & EQUIPMENT - 7.2%
 11,000 CORNING, INC.                     408
  8,000 HARRIS CORP.                      367
*15,000 MASTEC, INC.                      343
*10,000 NEWBRIDGE NETWORKS CORP.          349
 *6,000 P-COM, INC.                       104
                                        1,571

TOTAL COMMON STOCKS
(COST $18,428) (A)                     20,469


VARIABLE DEMAND NOTES - 3.1%
362,000 AMERICAN FAMILY - 5.64%           362
      320,100 PITNEY BOWES - 5.57%        320
TOTAL VARIABLE DEMAND NOTES               682

COMMERCIAL PAPER - 4.6%
1,000,000 MERRILL LYNCH & CO.
          5.810% DUE 01/21/98             997

TOTAL SHORT-TERM INVESTMENTS            1,679

TOTAL INVESTMENTS - 101.1%
(COST $20,107) (A)                     22,148

OTHER ASSETS LESS LIABILITIES (1.1)%    (240)

NET ASSETS - 100.0%                   $21,908


(A) COST IS IDENTICAL FOR BOOK AND TAX PURPOSES; THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $3,174, AND AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,133, RESULTING IN NET UNREALIZED APPRECIATION OF $2,041 (IN THOUSANDS).

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  * NON-INCOME PRODUCING SECURITY.


PAGE 17


   SCHEDULE OF INVESTMENTS DECEMBER 31, 1997


MONETTA LARGE-CAP EQUITY FUND

                                  QUOTED
SHARES OR                         MARKET
PRINCIPAL                          VALUE
 AMOUNT                       (IN THOUSANDS)



COMMON STOCKS - 92.2%

   CONSUMER RELATED - 27.5%            $1,173

RECREATION/ENTERTAINMENT - 7.7%
 *5,000 AMF BOWLING, INC.               $ 125
 *3,000 GALILEO INT'L, INC.                83
  3,000 HERTZ CORP.                       121
                                          329

RETAIL MANUFACTURES & DISTRIBUTION - 3.8%
  2,000 ESTEE LAUDER CO.                  103
  1,200 KIMBERLY-CLARK CORP.               59
                                          162

RETAIL TRADES - 6.3%
  4,400 AMERICAN STORES CO.                90
 *2,500 AUTOZONE, INC.                     73
 *9,000 KMART CORP.                       104
                                          267

MISCELLANEOUS - 9.7%
 *4,000 ALLIED WASTE INDUSTRIES, INC.      93
  2,000 BROWNING-FERRIS INDUSTRIES, INC.   74
  1,000 COASTAL CORP.                      62
  1,100 TIME WARNER, INC.                  68
 *3,000 USA WASTE SERVICES, INC.          118
                                          415


   FINANCIAL RELATED - 15.1%             $644

FINANCIAL SERVICES - 15.1%
  1,800 EQUITABLE COMPANIES, INC.        $ 89
  1,100 FLEET FINANCIAL GROUP, INC.        82
 *2,000 HARTFORD LIFE, INC.                91
   *600 HOUSEHOLD INT'L, INC.              76
 *2,600 NATIONWIDE FINANCIAL SVCS.,INC.    94
        CL A
    500 SLM HOLDING CORP.                  70
 *2,000 SECURITY CAPITAL GROUP B           65
  1,200 WASHINGTON MUTUAL, INC.            77
                                          644


   INDUSTRIAL RELATED - 29.6%          $1,266

ENERGY RESOURCES & SERVICES - 7.4%
  1,000 DIAMOND OFFSHORE DRILLING, INC.  $ 48
 *3,000 SANTE FE INT'L CORP.              122
  2,000 TRANSOCEAN OFFSHORE, INC.          96
  2,100 UNION PACIFIC RESOURCES GROUP,INC. 51
                                          317

INDUSTRIAL & ELECTRONICS PRODUCTS - 10.7%
  2,500 COOPER TIRE AND RUBBER CO.         61
  1,500 EATON CORP.                       134
  1,600 HARNISCHFEGER INDUSTRIES, INC.     56
  1,000 PRECISION CASTPARTS CORP.          60
 *3,000 US FILTER CORP.                    90
  1,000 WHIRLPOOL CORP.                    55
                                          456

MINING/MINERAL RESOURCES - 6.6%
  1,800 ALUMINUM COMPANY OF AMERICA       127
  1,000 NUCOR CORP.                        48
  1,800 REYNOLDS METALS CO.               108
                                          283

MISCELLANEOUS - 4.9%
  1,000 CUMMINS ENGINE                     59
  1,200 INTERNATIONAL PAPER CO.            52
  2,500 TENNECO, INC.                      99
                                          210

   MEDICAL RELATED - 5.2%                $221

PHARMACEUTICALS - 1.8%
 *1,500 ELAN CORP. PLC - ADR              $77

PHYSICIAN SERVICES - 3.4%
 *4,000 MEDPARTNERS, INC.                  90
 *2,000 PHYCOR, INC.                       54
                                          144

   TECHNOLOGY RELATED - 14.8%            $629

COMPUTER & OFFICE EQUIPMENT - 1.5%
    900 XEROX CORP.                     $  66

SEMICONDUCTORS - 2.0%
 *1,800 ALTERA CORP.                       59
 *1,200 LSI LOGIC CORP.                    24
                                           83


PAGE 18

   SCHEDULE OF INVESTMENTS DECEMBER 31, 1997


MONETTA LARGE-CAP EQUITY FUND (CONTINUED)


                                  QUOTED
SHARES OR                         MARKET
PRINCIPAL                          VALUE
 AMOUNT                       (IN THOUSANDS)

TELECOMMUNICATIONS & EQUIPMENT - 11.3%
 *2,200 AIRTOUCH COMMUNICATIONS, INC.      91
  1,800 CINCINNATI BELL, INC.              56
  2,800 CORNING INC.                      104
  2,200 HARRIS CORP.                      101
    900 MOTOROLA, INC.                     51
 *2,200 NEWBRIDGE NETWORKS CORP.           77
                                          480

TOTAL COMMON STOCKS
(COST $3,734) (A)                       3,933

VARIABLE DEMAND NOTES - 3.1%
133,000 JOHNSON CONTROLS - 5.57%          133

COMMERCIAL PAPER - 4.7%
200,000 MERRILL LYNCH
          5.840% DUE 01/16/98             200

TOTAL SHORT-TERM INVESTMENTS              333

TOTAL INVESTMENTS - 100.0%
(COST $4,067) (A)                       4,266

OTHER ASSETS LESS LIABILITIES             (1)

NET ASSETS - 100.0%                    $4,265

(A) COST IS IDENTICAL FOR BOOK AND TAX PURPOSES; THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $391, AND AGGREGATE GROSS UNREALIZED
DEPRECIATION IS $192, RESULTING IN NET UNREALIZED APPRECIATION
OF $199 (IN THOUSANDS).

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  * NON-INCOME PRODUCING SECURITY.

PAGE 19


   SCHEDULE OF INVESTMENTS DECEMBER 31, 1997

MONETTA BALANCED FUND


                                  QUOTED
SHARES OR                         MARKET
PRINCIPAL                          VALUE
 AMOUNT                       (IN THOUSANDS)


COMMON STOCKS - 61.5%

   CONSUMER RELATED - 20.4%            $2,464

BROADCASTING/CABLE TV - 0.8%
*10,000 VDI MEDIA                         $96

FOOD PROCESSING - 0.7%
  1,500 DEAN FOODS CO.                     89

RECREATION/ENTERTAINMENT - 3.9%
  5,000 AMF BOWLING, INC.                 125
  4,000 BUDGET GROUP, INC. - CL A         138
  3,000 GALILEO INT'L, INC.                83
  3,000 HERTZ CORP.                       121
                                          467

RESTAURANTS/LODGING - 1.7%
 *6,000 ARK RESTAURANTS CORP.              70
 *6,000 BRIDGESTREET ACCOMMODATIONS        61
 *6,000 HOSPITALITY WORLDWIDE SERVICES     79
                                          210

RETAIL MANUFACTURES & DISTRIBUTION - 6.1%
 *7,000 CHS ELECTRONICS, INC              120
  1,500 ESTEE LAUDER CO.                   77
 *4,000 HIRSCH INT'L CORP. - CL A          88
 *5,000 INDUSTRIAL DISTRIBUTION GROUP,INC. 78
  1,800 KIMBERLY-CLARK CORP.               89
 *3,000 QUAKER FABRIC CORP.                59
 *7,000 STYLING TECHNOLOGY CORP.          114
 *5,000 TEFRON LTD.                       115
                                          740

RETAIL TRADES - 2.4%
  4,000 AMERICAN STORES CO.                82
 *3,000 AUTOZONE, INC.                     87
*10,000 KMART CORP.                       116
                                          285

MISCELLANEOUS - 4.8%
 *6,000 ALLIED WASTE INDUSTRIES, INC.     140
 *2,500 AMERICAN BUSINESS INFO., INC.      26
        CL A
 *2,500 AMERICAN BUSINESS INFO., INC.      25
        CL B
*10,000 FIRSTSERVICE CORP                  75
 *3,500 MAXIMUS, INC.                      85
 *6,000 MAY & SPEH, INC.                   81
 *3,700 USA WASTE SERVICES, INC.          145
                                          577


   FINANCIAL RELATED - 8.7%            $1,046

FINANCIAL SERVICES - 8.7%
 *3,500 AFFILIATED MANAGERS GROUP, INC.  $101
 *6,000 ANNALY MORTGAGE MANAGEMENT, INC.   66
 *2,000 EQUITABLE COMPANIES, INC.         100
   *900 FIRST INT'L BANCORP, INC.          11
 *3,000 GOLF TRUST OF AMERICA, INC.        87
*10,000 IMPERIAL CREDIT COMMERCIAL
          MORTGAGE INVESTMENT CORP.       146
 *7,000 LINC CAPITAL, INC.                137
 *1,900 NATIONWIDE FINANCIAL SVCS., INC.   69
          CL A
  5,000 OCWEN ASSET INVESTMENT CORP.      103

 *3,000 SECURITY CAPITAL GROUP B           97
 *5,000 TRAMMELL CROW CO.                 129
                                        1,046


   INDUSTRIAL RELATED - 15.8%          $1,900

ENERGY RESOURCES & SERVICES - 4.1%
 *7,000 NEWPARK RESOURCES, INC.         $ 123
 *3,400 SANTE FE INT'L CORP.              138
  2,000 TIDEWATER, INC.                   110
  2,500 TRANSOCEAN OFFSHORE, INC.         121
                                          492

INDUSTRIAL & ELECTRONICS PRODUCTS - 8.3%
 *4,000 ADVANCED LIGHTING TECH., INC.      76
  4,000 COOPER TIRE AND RUBBER CO.         98
  1,600 EATON CORP.                       143
 *3,000 GULFSTREAM AEROSPACE CORP.         88
  1,200 HARNISCHFEGER INDUSTRIES, INC.     42
 *4,000 JPM CO.                            85
  6,000 MASCOTECH, INC.                   110
 *6,000 METTLER-TOLEDO INT'L INC.         104
  1,400 PRECISION CASTPARTS CORP.          84
 *8,500 TOTAL CONTROL PRODUCTS, INC.      104
 *2,000 U.S. FILTER CORP.                  60
                                          994

MINING/MINERAL RESOURCES - 1.9%
  2,000 ALUMINUM COMPANY OF AMERICA       141
  1,500 REYNOLDS METALS CO.                90
                                          231

TRANSPORTATION - 0.5%
*10,000 RAILAMERICA, INC.                  64

MISCELLANEOUS - 1.0%
  3,000 TENNECO, INC.                     119


PAGE 20


   SCHEDULE OF INVESTMENTS DECEMBER 31, 1997


MONETTA BALANCED FUND (CONTINUED)


                                  QUOTED
SHARES OR                         MARKET
PRINCIPAL                          VALUE
 AMOUNT                       (IN THOUSANDS)

   MEDICAL RELATED - 6.2%                $744

MEDICAL TECHNOLOGY - 1.5%
  *7,000 COHR, INC.                      $ 89
  *5,000 STERIGENICS INT'L INC.            95
                                          184

PHARMACEUTICALS - 3.1%
  *7,200 CHIREX INC.                      127
  *7,000 PHARMERICA, INC.                  73
  *7,000 VIVUS, INC.                       74
  *3,000 WATSON PHARMACEUTICALS, INC.      97
                                          371

PHYSICIAN SERVICES - 1.6%
 *10,000 CASTLE DENTAL CENTERS, INC.       77
  *5,000 MEDPARTNERS, INC.                112
                                          189

   TECHNOLOGY RELATED - 10.4%          $1,263

COMPUTER SOFTWARE & SYSTEMS - 0.3%
 *10,000 STORAGE DIMENSIONS, INC.       $  38


COMPUTER & OFFICE EQUIPMENT - 1.0%
  *6,000 SCANSOURCE, INC.                 120

SEMICONDUCTORS - 2.9%
  *5,000 AAVID THERMAL TECHNOLOGIES, INC. 120
 *13,000 AEROFLEX, INC.                   114
  *4,000 ANADIGICS, INC.                  120
                                          354

TELECOMMUNICATIONS & EQUIPMENT - 6.2%
  *6,000 AXSYS TECHNOLOGIES, INC.         111
  *7,000 CMC INDUSTRIES, INC.              41
  *6,000 COMDIAL CORP.                     56
   3,000 CORNING, INC.                    111
  *3,000 DYCOM INDUSTRIES, INC.            65
   2,000 HARRIS CORP.                      92
  *2,300 NEWBRIDGE NETWORKS CORP.          80
 *12,000 RMH TELESERVICES, INC.            76
  *4,800 TRANSCRYPT INT'L, INC.           119
                                          751

TOTAL COMMON STOCKS
(COST $7,130) (A)                       7,417

VARIABLE DEMAND NOTES - 4.8%
 449,200 JOHNSON CONTROLS - 5.57%         449
 122,000 PITNEY BOWES - 5.57%             122
TOTAL VARIABLE DEMAND NOTES               571

U.S. TREASURY NOTES - 13.9%
 100,000 6.000% DUE 10/15/99              101
 900,000 5.750% DUE 11/15/00              902
 220,000 6.250% DUE 02/15/03              225
 300,000 5.750% DUE 08/15/03              300
 150,000 5.875% DUE 02/15/04              151
TOTAL U.S. TREASURY NOTES               1,679

CORPORATE BONDS - 9.5%
 450,000 CHASE MANHATTAN
          9.750% DUE 11/01/01             504
 300,000 ONT GLOBAL BOND
          7.375% DUE 01/27/03             315
 300,000 BANK UNITED CORP.
          8.875% DUE 05/01/07             328
TOTAL CORPORATE BONDS                   1,147

GOVERNMENT OBLIGATIONS - 6.6%
 775,000 HUD HOUSING URBAN DEVELOPMENT
          6.410% DUE 08/01/05             792

MORTGAGE OBLIGATIONS - 3.4%
 400,000 GREEN TREE HOME IMPV. MORTG.
          6.780% DUE 06/15/28             409

TOTAL INVESTMENTS - 99.7%
(COST $11,664) (A)                     12,015

OTHER ASSETS LESS LIABILITIES - 0.3%       39

NET ASSETS - 100.0%                   $12,054

(A) FOR TAX PURPOSES, COST IS $11,664; THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $870; AND AGGREGATE GROSS UNREALIZED
    DEPRECIATION IS $519; RESULTING IN NET UNREALIZED APPRECIATION OF $351 IN THOUSANDS).

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

  * NON-INCOME PRODUCING SECURITY.

   SCHEDULE OF INVESTMENTS DECEMBER 31, 1997

MONETTA INTERMEDIATE BOND FUND

                                  QUOTED
SHARES OR                         MARKET
PRINCIPAL                          VALUE
 AMOUNT                       (IN THOUSANDS)


TREASURY NOTES - 23.6%
 200,000 5.500% DUE 04/15/00        $  199
 210,000 6.625% DUE 04/30/02           217
 100,000 6.000% DUE 07/31/02           101
 200,000 5.750% DUE 08/15/03           200
 200,000 6.500% DUE 05/15/05           209
                                       926

MUNICIPAL TAXABLE BOND - 1.1%
  40,000 SHEBOYGAN, WI TIF #6
           8.250% DUE 03/15/03          43


CORPORATE BONDS - 63.3%
  50,000 AMERICAN AIRLINES, 8.700%
           DUE 01/15/98                 50
  50,000 SALOMON INC., 9.375%
           DUE 04/15/98                 51
 200,000 AHMANSON, 6.530%
           DUE 06/01/98                201
 150,000 INT'L LEASE FINANCE, 6.690%
           DUE 04/30/00                152
 110,000 PACIFIC GAS & ELECTRIC, 8.750%
           DUE 01/01/01                118
 150,000 FIRST CHICAGO CORP., 11.250%
           DUE 02/20/01                172
  50,000 AMERICAN STANDARD, 9.875%
           DUE 06/01/01                 52
 300,000 CHASE MANHATTAN, 9.750%
           DUE 11/01/01                336
 150,000 SMITHKLINE BEECH, 6.625%
           DUE 01/28/02                151
 175,000 ASSOCIATES CORP NA, 6.875%
           DUE 06/20/02                178
  50,000 DAYTON HUDSON, 9.750%
           DUE 07/01/02                 56
 100,000 NATIONAL RURAL UTILITY, 6.500%
           DUE 09/15/02                101
 100,000 IBM CORP., 7.250%
           DUE 11/01/02                105

 100,000 RJR NABISCO INC., 8.625%
           DUE 12/01/02                106
 100,000 ONT-GLOBAL BOND, 7.375%
           DUE 01/27/03                105
 125,000 TEXACO CAPITAL, 8.500%
           DUE 02/15/03                138
 100,000 WEBB, DEL E., 9.750%
           DUE 03/01/03                103
 100,000 SALOMON INC., 6.750%
           DUE 01/15/06                101
 100,000 BANK UNITED CORP., 8.875%
           DUE 05/01/07                109
 100,000 LCI INT'L. INC., 7.250%
           DUE 06/15/07                104
                                     2,489



U.S. GOVERNMENT AGENCIES - 9.1%
 250,000  HUD HOUSING URBAN DEVELOPMENT
           6.360% DUE 08/01/04         254
 100,000  FEDERAL HOME LOAN BANK
           6.440% DUE 11/28/05         103
                                       357

MORTGAGE OBLIGATIONS - 0.3%
  12,845  GNMA, 8.500%
           DUE 07/15/21                 14

VARIABLES DEMAND NOTES - 0.9%
  35,000  WARNER LAMBERT - 5.64%        35

TOTAL INVESTMENTS - 98.3%
(COST $3,807) (A)                    3,864

OTHER ASSETS AND LIABILITIES - 1.7%     69

NET ASSETS - 100.0%                 $3,933

(A)COST IS IDENTICAL FOR BOOK AND TAX PURPOSES; THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $57, AND AGGREGATE GROSS UNREALIZED DEPRECIATION IS LESS THAN $1 THOUSAND, RESULTING IN NET UNREALIZED APPRECIATION OF $57 (IN THOUSANDS).

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   SCHEDULE OF INVESTMENTS DECEMBER 31, 1997



MONETTA GOVERNMENT MONEY MARKET FUND



SHARES OR                         MARKET
PRINCIPAL                          VALUE
 AMOUNT                       (IN THOUSANDS)


GOVERNMENT OBLIGATIONS - 99.6%

FEDERAL HOME LOAN BANK DISC. NOTES-54.3%
 325,000  DUE 01/05/98                $   325
 210,000  DUE 01/26/98                    209
 230,000  DUE 02/05/98                    229
 700,000  DUE 02/17/98                    695
 385,000  DUE 02/24/98                    382
 310,000  DUE 03/02/98                    307
 280,000  DUE 03/18/98                    277
                                        2,424


FEDERAL NATIONAL MORTGAGE ASSOC. DISC. NOTE - 23.8%
 640,000  DUE 01/16/98                    638
 425,000  DUE 02/05/98                    423
                                        1,061

FEDERAL HOME LOAN MORTGAGE
CORP. DISCOUNT NOTE - 21.5%
 340,000  DUE 01/21/98                    339
 627,000  DUE 03/06/98                    621
                                          960

TOTAL INVESTMENTS - 99.6%               4,445
      (COST $4,445) (A)

OTHER ASSETS LESS LIABILITIES - 0.4%       19

NET ASSETS - 100.0%                    $4,464

(A) COST IS IDENTICAL FOR BOOK AND TAX PURPOSES.

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

   STATEMENTS OF ASSETS AND LIABILITIES DECEMBER 31, 1997
   (IN THOUSANDS)

                                                        SMALL-CAP     MID-CAP
                                             MONETTA      EQUITY       EQUITY
                                              FUND         FUND         FUND

ASSETS:
INVESTMENTS AT MARKET VALUE (COST: $142,485;
$2,444; $20,107; $4,067;$11,664; $3,807;
$4,445) (NOTE 1)                            $165,710      $2,561       $22,148
CASH                                               0           4             5
Interest and dividends
  receivable                                     119           1            13
Receivable for securities sold                   497           0             0

Total Assets                                 166,326       2,566        22,166


Liabilities:
Payables:
  Custodial bank                                 438           0             0
  Investment advisory fees (Note 2)              166           1            14
  Distribution and service                         0           1            39
    charges payable
  Investments purchased                        2,173          42           195
  Fund shares redeemed                             0           0             0
Accrued expenses                                 134           4            10

Total Liabilities                              2,911          48           258

Net assets                                  $163,415      $2,518       $21,908

Analysis of net assets:
  Paid in capital (b)                        134,815       2,371        18,098
  Accumulated undistributed
    net investment income                          0           0             0
  Accumulated undistributed
    net realized gain                          5,375          30         1,769
  Net unrealized appreciation
    on investments                            23,225         117         2,041

Net Assets                                  $163,415      $2,518       $21,908

Net asset value, offering price, and redemption
price per share (9,460 shares of capital stock
and 181; 1,463; 319; 856; 377; 4,464 shares of
beneficial interest issued and outstanding
respectively)
                                              $17.27      $13.90        $14.98

    See accompanying notes to financial statements.

(a) Rounds to less than $1,000.

(b) Amount for Monetta Fund represents $95 of $0.01 par value and $134,720 of additional paid in capital, 100 million shares are authorized. Each fund of Monetta Trust has an unlimited number of no par value share of beneficial interest authorized.



        Large-Cap                Intermediate      Government
         Equity     Balanced         Bond         Money Market
         Fund         Fund           Fund             Fund

        $4,266     $12,015          $3,864            $4,445
             5         115               1                23
             5          64              73               (a)

             0           0               0                 0

         4,276      12,194           3,938             4,468



             0           0               0                 0
             2           4               1                 0
             5          11               2                 0

             0         117               0                 0
             0           1               0                 0
             4           7               2                 4

            11         140               5                 4

        $4,265     $12,054          $3,933            $4,464


         3,796      11,251           3,875             4,464

             0           2             (a)                 0

           270         450               1                 0

           199         351              57                 0

        $4,265     $12,054          $3,933            $4,464






        $13.36      $14.08          $10.45             $1.00

   STATEMENTS OF OPERATIONS DECEMBER 31, 1997
   (IN THOUSANDS)


                                                       Small-Cap      Mid-Cap
                                        Monetta         Equity        Equity
                                         Fund            Fund*        Fund




Investment income and expenses:
Investment income:
   Interest                            $  956         $   4         $   83
   Dividend                               481             2            110
   Other income                           622             0              2

Total Investment Income                 2,059             6            195

Expenses:
   Investment advisory fee (Note 2)     1,665             7            153
   Distribution expense                     0             2             46
   Custodial fees and bank cash            52             4             10
     management fee
   Transfer and shareholder servicing     738             4             42
     agent fee

   Other                                    0             0              0

Total Expenses                          2,455            17            251
   Expenses waived and reimbursed           0             0              0

Expenses net of waived and reimbursed   2,455            17            251
   expenses
Net investment income (loss)            (396)          (11)           (56)

Realized and unrealized gain on investments:
Realized gains on investments:
   Proceeds from sales                208,690         1,389         26,852
   Cost of securities sold            177,021         1,249         20,468

Net realized gain on investments       31,669           140          6,384

Net unrealized appreciation (depreciation) on investments:
   Beginning of period                 18,128             0          3,183
   End of period                       23,225           117          2,041

Net change in net unrealized appreciation (depreciation) on
   investments during the period        5,097           117        (1,142)

Net realized and unrealized gain on    36,766           257          5,242
   investments


Net increase in net assets from       $36,370          $246           5,186
   operatations

  * For period from 2/1/97 through 12/31/97.

    See accompanying notes to financial statements.

(a) Rounds to less than $1,000.


       Large-Cap                            Intermediate       Government
        Equity             Balanced             Bond          Money Market
          Fund              Fund                Fund              Fund


      $   21              $  205              $   202        $     288
          33                  35                    0                0
           0                 (a)                  (a)              (a)

          54                 240                  202              288


          28                  34                   11               14
           9                  20                    7                5
           4                   8                    2                3

          15                  22                    7               19


         (a)                 (a)                    0                0

          56                  84                   27               41
           0                   0                  (7)             (20)

          56                  84                   20               21

         (2)                 156                  182              267



       4,061               8,877                2,702           28,385
       3,230               7,706                2,684           28,385

         831               1,171                   18                0


         210                 115                 (13)                0
         199                 351                   57                0


        (11)                 236                   70                0

         820               1,407                   88                0



        $818              $1,563                 $270             $267

Page 27


   STATEMENTS OF CHANGES IN NET ASSETS DECEMBER 31, 1997
(IN THOUSANDS)

                                                      Small-Cap      Mid-Cap
                                        Monetta         Equity        Equity
                                         Fund            Fund          Fund

                                    1997    1996     1997**        1997   1996

From investment activities:

Operations:


  Net investment income (loss)  $  (396) $ (1,489)   $ (11)    $   (56) $   52
  Net realized gain (loss) on     31,669   (1,995)      140       6,384     423
   investments
  Net change in net unrealized appreciation
   (depreciation) on investments
   during the period               5,097     8,722      117     (1,142)   2,890


Net increase (decrease) in net assets
   from operations                36,370     5,238      246      5,186    3,365

  Distribution from net investment
    income                             0         0        0        (a)    (52)
  Distribution from short-term
    capital gains, net (b)       (15,860)        0     (99)    (1,696)      0
  Distribution from net           (6,981)        0        0    (3,032)      0
    realized gains
Increase (decrease) in net assets
  from investment activities       13,529    5,238      147       458     3,313

From capital transactions (Note 3):

Proceeds from shares sold          13,641   19,940    2,498      5,590    5,820
Net asset value of shares issued
  through dividend reinvestment    22,534      (a)       95      4,686      50
Cost of shares redeemed          (97,806) (176,381)    (222)    (6,164)  (6,061)

Increase (decrease) in net assets
  from capital transactions      (61,631) (156,441)    2,371     4,112    (191)

Total increase (decrease)
  in net assets                  (48,102) (151,203)    2,518     4,570    3,122

Net assets at beginning
  of period                      211,517   362,720         0    17,338   14,216

Net assets at end of period*    $163,415  $211,517    $2,518   $21,908   17,338


    See accompanying notes to financial statements.

(a) Rounds to less than $1,000.

(b) Distributions of short-term capital gains are included as ordinary income for tax purposes.

  * Including undistributed net investment income at the beginning and end of the period of $1 thousand and $0, respectively, for the Mid-Cap Equity Fund, and $0 and $2 thousand, respectively, for the Balanced Fund.

**    For period from 2/1/97 through 12/31/97.

     Large-Cap                               Intermediate       Government
      Equity            Balanced                 Bond          Money Market
       Fund               Fund                   Fund              Fund

   1997    1996        1997   1996            1997   1996        1997   1996


 $  (2) $     5   $     156 $   13          $  182 $  190      $  267 $  292
    831     160       1,171     76              18    (4)           0      0



   (11)     147         236     94              70    (4)           0      0



    818     312       1,563    183             270    182         267    292


      0     (4)       (154)   (13)           (181)  (190)       (267)  (292)

  (296)       0       (676)      0            (14)   (17)           0      0
  (275)   (141)        (56)   (61)             (a)      0           0      0


    247     167         677    109              75   (25)           0      0



  2,135   1,496       9,742  1,941           1,371    653       6,338 15,949

    559     144         618     72             170    175         252    268
  (964)   (591)     (1,319)  (196)           (452) (1,623)    (8,358) (14,378)


  1,730  1,049       9,041   1,817           1,089   (795)    (1,768)  1,839


  1,977  1,216       9,718   1,926           1,164   (820)    (1,768)  1,839


  2,288  1,072       2,336     410           2,769   3,589      6,232  4,393

 $4,265 $2,288     $12,054  $2,336          $3,933  $2,769     $4,464 $6,232

   NOTES TO FINANCIAL STATEMENTS                      DECEMBER 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES:
   Monetta Fund, Inc. ("Monetta Fund") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of Monetta Fund is capital appreciation by investing primarily in equity securities believed to have growth potential. The Fund generally invests in companies with a market capitalization range of $50 million to $1 billion.

   Monetta Trust ("the Trust") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The following funds are series of the Trust:

Small-Cap Equity Fund. The primary objective of this fund is capital appreciation. The Fund typically invests in companies with a market capitalization of less than $1 billion.

Mid-Cap Equity Fund. The primary objective of this fund is long-term capital growth by investing in common stocks believed to have above-average growth potential. The Fund typically invests in companies within a market capitalization range of $1 billion to $5 billion.

Large-Cap Equity Fund. The primary objective of this fund is to seek long-term capital growth by investing in common stocks believed to have above-average growth potential. The Fund typically invests in companies with market capitalization of greater than $5 billion.

Balanced Fund. The objective of this fund is to seek a favorable total rate of return through capital appreciation and current income consistent with preservation of capital, derived from investing in a portfolio of equity and fixed income securities.

Intermediate Bond Fund. The objective of this fund is to seek high current income consistent with the preservation of capital by investing primarily in marketable debt securities.

Government Money Market Fund. The primary objective of this fund is to seek maximum current income consistent with safety of capital and maintenance of liquidity. The Fund invests in U.S. Government securities maturing in thirteen months or less from the date of purchase and repurchase agreements for U.S. Government securities. U.S. Government securities include securities issued or guaranteed by the U.S. Government or by its agencies or instrumentalities.

   Monetta Family of Funds is comprised of Monetta Fund, Inc., and each of the Trust Series and is collectively referred to as the "Funds." The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles:

   (a) Securities Valuation
Investments are stated at market value based on the last reported sale price on national securities exchanges, or the NASDAQ Market, on the last business day of the period. Listed securities and securities traded on the over-the-counter markets that did not trade on the last business day are valued at the mean between the quoted bid and asked prices. Short-term securities, including all securities held by the Government Money Market Fund, are stated at amortized cost, which is substantially equivalent to market value.

   (b) Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from those estimates.

   NOTES TO FINANCIAL STATEMENTS                      DECEMBER 31, 1997

   (c) Federal Income Taxes
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision for federal income taxes is required.

   (d) General
Security transactions are accounted for on a trade date basis. Daily realized gains and losses from security transactions are reported on the first-in, first-out cost basis. Interest income is recorded daily on the accrual basis and dividend income on the ex-dividend date. Bond Discount/Premium is amortized on a straight-line basis over the life of each applicable security. Other income primarily represents income received, as a member of a class of plaintiffs, from the favorable settlement of class action suits, which arose in connection with security holdings of the Funds in prior periods.

   (e) Distributions of Incomes and Gains
Distributions to shareholders are recorded by the Funds (except for the Government Money Market Fund) on the ex-dividend date. The Government Money Market Fund declares dividends daily and automatically reinvests such dividends daily. Due to inherent differences in the characterization of short-term capital gains under generally accepted accounting principles and for federal income tax purposes, the amount of distributable net investment income for book and federal income tax purposes may differ. These differences are permanent in nature and may result in distributions in excess of book basis net investment income for certain periods.

For federal income tax purposes, a net operating loss is offset against net short-term gains. During the year, Monetta Fund, Inc., Monetta Large-Cap Equity Fund, Monetta Mid-Cap Equity Fund, and Monetta Small-Cap Equity Fund had net operating losses of $396,527; $1,798; $55,953; and $11,097; which were offset against short-term gains. This created a permanent book and tax difference as these losses have been reclassified from undistributed net investment income to accumulated net realized gains.

Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

For the year ended December 31, 1997, the Monetta Fund, Inc., paid capital gains of $6,588,219, which are taxed at a rate of 28%, and $392,868, which are taxed at a rate of 20%; Monetta Large-Cap Equity Fund paid capital gains of $173,032, which are taxed at a rate of 28%, and $102,371, which are taxed at a rate of 20%; Monetta Mid-Cap Equity Fund paid capital gains of $1,666,014, which are taxed at a rate of 28%, and $1,366,393, which are taxed at a rate of 20%; Monetta Balanced Fund paid capital gains of $45,619, which are taxed at a rate of 28%, and $10,262, which are taxed at a rate of 20%; and Monetta Intermediate Bond Fund paid capital gains of $154, which are taxed at a rate of 20%.

   NOTES TO FINANCIAL STATEMENTS                      DECEMBER 31, 1997

2. RELATED PARTIES:
   Robert S. Bacarella is an officer and director of the Funds and also an officer, director, and majority shareholder of the investment advisor, Monetta Financial Services, Inc. ("Advisor"). For the twelve months ended December 31, 1997, remuneration required to be paid to all interested director or trustee has been absorbed by the Advisor. Fees paid to outside Directors or Trustees have been absorbed by the respective Funds.

   Each Fund pays an investment advisory fee to the Advisor, based on that Fund's individual net assets, payable monthly at the annual rate of 1% for Monetta Fund, 0.75% for Small-Cap, Mid-Cap, and Large-Cap Equity Funds; 0.40% for Balanced Fund; 0.35% for Intermediate Bond Fund; and 0.25% for the Government Money Market Fund. From these fees the Advisor pays all the Fund's ordinary operating expenses other than the advisory fee, distribution charges (Trust only) and charges of the Fund's custodian and transfer agent.
Investment advisory fees waived for the twelve months ended December 31, 1997 for the Intermediate Bond Fund were $6,929 of total fees of $11,485.
Investment advisory fees waived and expenses paid by the Advisor through December 31, 1997 for the Government Money Market Fund were $13,868 and $6,008, respectively. Additionally, brokerage commissions of $7,750; $750; $50; and $100 were paid by the Monetta Fund, the Mid-Cap Equity Fund, the Large-Cap Equity Fund and the Balanced Fund, respectively, to Monetta Investment Services, L.L.C. (formerly Monetta Brokerage, Inc.) during the twelve months ended December 31, 1997.

                        Shares Owned by the Advisor

                              Shares      % of Fund
Monetta Fund                  3,338       0.04
Small-Cap Fund                17,946      9.91
Mid-Cap Fund                  9,407       0.64
Large-Cap Fund                12,850      4.03
Balanced Fund                 59,914      7.00
Intermediate Bond Fund        78,755      20.92
Government Money Market Fund  512,032     11.47

   NOTES TO FINANCIAL STATEMENTS                      DECEMBER 31, 1997

3.  CAPITAL STOCK AND SHARE UNITS:
    There are 100,000,000 shares of $0.01 par value capital stock authorized for Monetta Fund. There is an unlimited number of no par value shares of beneficial interest authorized for each series of the Trust.


                              Small-   Mid-  Large-
                               Cap     Cap   Cap             Inter.    Money
                      Monetta Equity  Equity Equity Balanced Bond      Market
(In Thousands)           Fund  Fund*   Fund   Fund    Fund   Fund       Fund


1996 Beginning Shares   23,265         1,188   101    39      350     4,393
Shares sold              1,270           436   123   157       64    15,949
Shares issued upon
 dividend reinvestment       0             3    12     6       17       268
Shares redeemed        (11,183)        (457)  (49)  (17)    (160)   (14,378)
Net increase (decrease) in
  shares outstanding    (9,913)         (18)  (86) (146)     (79)    (1,839)

1997 Beginning shares   13,352     0  1,170   187    185      271     6,232
Shares sold                752   190    341   161    723      133     6,338
Shares issued upon
  dividend reinvestment  1,289     7    315    42     43       17       252
Shares redeemed        (5,933)  (16)  (363)  (71)   (95)     (44)    (8,358)
Net increase (decrease) in
  shares outstanding   (3,892)   181    293   132    671      106    (1,768)
Ending shares            9,460   181  1,463   319    856      377     4,464

*Inception date February 1, 1997

4.  PURCHASES AND SALES OF INVESTMENT SECURITIES:
    The cost of purchases and proceeds from sales of securities for the twelve months ended December 31, 1997, excluding short-term securities were: Monetta Fund $147,063,889 and $208,690,377; Small-Cap Fund $3,569,614
    and $1,388,673; Mid-Cap Fund $25,355,859 and $26,851,639; Large-Cap Fund
    $5,182,296 and $4,061,223; Balanced Fund $26,512,475 and $8,876,986; and
    Intermediate Bond Fund $6,082,855 and $2,701,992. The cost of purchases and proceeds from the sales of government securities included in the preceding numbers were as follows: Balanced Fund $3,603,212 and $1,931,063; and Intermediate Bond Fund $1,670,617 and $2,020,879.

5.    DISTRIBUTION PLAN:
      The Trust and its shareholders have adopted a service and distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan permits the participating Funds to pay certain expenses associated with the distribution of their shares. Annual fees under the Plan of up to .25% for the Small-Cap, Mid-Cap, Large-Cap, Balanced, and Intermediate Funds and up to .10% for the Government Money Market Fund are accrued daily. The distributor is Funds Distributor, Inc.

   NOTES TO FINANCIAL STATEMENTS                      DECEMBER 31, 1997

6. FINANCIAL HIGHLIGHTS:

MONETTA FUND
Financial highlights for Monetta Fund for a share of capital stock outstanding throughout the period is presented below:


                                  1997         1996          1995      1994


Net asset value at beginning    $ 15.842     $ 15.591    $ 14.515     $ 15.539
  of period
Net investment income (loss)      (.041)       (.079)        .029      (.026)

Net realized and unrealized gain (loss)
  on investments                   4.223         .330       4.075      (.938)

Total from investment operations:  4.182         .251       4.104      (.964)

Less:
Distributions from net investment      0            0      (.028)         0
   income
Distributions from short-term     (1.910)           0      (3.000)     (.060)
   capital gains, net (a)
Distributions from net realized    (.840)           0           0          0
   gains
Total distributions               (2.750)           0      (3.028)      (.060)

Net asset value at end of period $ 17.274     $ 15.842    $ 15.591     $ 14.515

Total return                       26.18%        1.60%      28.02%      (6.21)%

Ratio to average net assets:
  Expenses*                         1.48%        1.38%       1.36%       1.35%
  Net investment income*           (0.24)%      (.51)%        .18%       (.15)%
  Avg. comm. paid-per equity
    trade (b)                     $ 0.062     $ 0.063
  Portfolio turnover                97.8%       204.8%     272.0%       191.3%
      Net assets ($ millions)    $ 163.4      $ 211.5   $  362.7     $   364.9


  * If certain expenses had not been assumed by the investment advisor in 1989, the ratios of expenses and net investment income to average net assets would have been 1.83% and 1.92%, respectively.

(a) Distributions of short-term capital gains are included as ordinary income for tax purposes.

(b)Represents the average commissions paid on equity transactions entered into during the period where commissions were applicable. This disclosure is not applicable for periods prior to 1996.

 The per share ratios are calculated using the weighted average number of shares outstanding during the period, except distributions which are based on shares outstanding at record date.

   1993         1992         1991           1990         1989       1988

$15.992      $15.731      $10.963        $10.441       $9.933     $9.649

  (.28)         .006         .081           .103         .219       .106


   .105         .855        6.037          1.106        1.274      2.158

   .077         .861        6.118          1.209        1.493      2.264


      0        (.006)       (.081)         (.103)       (.219)     (.106)

  (.475)       (.594)      (1.208)         (.584)       (.766)    (1.874)

  (.055)           0        (.061)             0            0          0

  (.530)       (.600)      (1.350)         (.687)       (.985)    (1.980)

$15.539       $15.992      $15.731         $10.963     $10.441    $9.933

  0.49%         5.49%       55.90%          11.37%      15.20%    23.07%


  1.38%         1.45%        1.42%           1.50%       1.57%     1.50%


  (.19)%         .16%         .93%           1.09%       2.18%      .96%
  226.9%       126.6%       153.8%          206.5%      258.4%    170.4%
  $524.3      $408.0        $57.1            $6.1        $3.5      $2.6

Page 35

   NOTES TO FINANCIAL STATEMENTS                DECEMBER 31, 1997

Financial highlights for each Fund of the Trust for a share outstanding throughout the period are as follows:

                                                              Small-Cap
                                                             Equity Fund
                                                         (Inception 2/1/97)


                                                                 1997

Net asset value at beginning of period                       $ 10.000

Net investment income (loss)                                   (0.148)

Net realized and unrealized gain (loss) on investments          4.878

Total from investment operations                                4.730

Less:
   Distributions from net investment income                         0
   Distributions from short-term capital gains, net (a)        (.830)
   Distributions from net realized gains                            0

Total distributions                                            (.830)

Net asset value at end of period                             $ 13.900

Total return*                                                  47.17%

Ratios to average net assets:
   Expenses                                                     1.75%
   Net investment income                                      (1.13)%
   Avg. comm paid-per equity trade (b)                        $ 0.056
   Portfolio turnover                                          138.8%
   Net assets ($ thousands)                                    $2,518

* Ratios and total return for the year of inception are calculated from the date of inception to the end of the period.

(a) Distributions of short-term capital gains are included as ordinary income for tax purposes.

(b)Represents the average commissions paid on equity transactions entered into during the period where commissions were applicable. This disclosure is not applicable for periods prior to 1996.

 The per share ratios are calculated using the weighted average number of shares outstanding during the period, except distributions which are based on shares outstanding at record date.

Page 36




                       Mid-Cap                                      Large-Cap
                     Equity Fund                                   Equity Fund


                                        3/1/93                        9/1/95
                                       Through                        Through
   1997     1996     1995      1994   12/31/93      1997      1996   12/31/95


$14.814  $11.962   $12.199   $12.537  $10.000      $12.266   $10.571   $10.000

 (.045)     .044      .059      .071     .006       (.007)      .023      .005

  4.296    2.852     2.874      .193    3.531        3.250     2.928      .570

  4.251    2.896     2.933      .264    3.537        3.243     2.951      .575


      0   (.044)    (.050)    (.069)   (.006)            0    (.023)    (.004)
(1.452)        0   (2.990)    (.533)   (.994)        (1.113)  (1.188)       0
(2.638)        0    (.130)         0        0        (1.037)   (.045)       0

(4.090)   (.044)   (3.170)    (.602)  (1.000)        (2.150)   (1.256)  (.004)

$14.975  $14.814   $11.962   $12.199  $12.537        $13.359   $12.266  $10.571

 29.14%   24.20%    24.54%     2.17%   35.40%         26.64%    28.20%   5.74%


  1.26%    1.23%     1.25%     1.30%    1.12%          1.51%     1.51%   0.69%
 (.28)%    0.32%     0.44%     0.57%    0.07%         (.05)%     0.31%   0.05%
 $0.068   $0.066                                      $0.058    $0.051
 137.8%    93.3%    254.4%    210.0%   128.1%         123.2%    152.7%   38.2%
$21,908  $17,338   $14,216   $11,736   $9,841         $4,265    $2,288  $1,072

Page 37

   NOTES TO FINANCIAL STATEMENTS                      DECEMBER 31, 1997


Monetta Trust Continued:

                                                           Balanced
                                                             Fund


                                                                       9/1/95
                                                                      Through
                                                 1997        1996    12/31/95

Net asset value at beginning of period        $12.643     $10.605     $10.000

Net investment income                            .264        .132        .009

Net realized and unrealized gain (loss)
  on investments                                2.398       2.598        .602

Total from investment operations                2.662       2.730        .611

Less:
   Distributions from net investment income    (.224)      (.132)      (.004)
   Distributions from short-term
     capital gains, net (a)                    (.927)      (.560)      (.002)
   Distributions from net realized gains       (.076)           0           0

Total distributions                           (1.227)      (.692)      (.006)

Net asset value at end of period              $14.078     $12.643     $10.605

Total return*                                  21.21%      25.94%       6.16%

Ratios to average net assets:
   Expenses - Net                               1.02%       1.40%       0.91%
   Expenses - Gross (b)                           N/A         N/A         N/A
   Net investment income                        1.88%       1.54%       0.08%
   Net investment income - gross (b)              N/A         N/A         N/A
   Avg. comm paid-per equity trade (c)         $0.060      $0.056
   Portfolio turnover                          115.9%      117.8%       54.8%
   Net assets ($ thousands)                   $12,054     $2,336         $410

  * Ratios and total return for year of inception are calculated from date of inception to the end of the period.

(a) Distributions of short-term capital gains are included as ordinary income for tax purposes.

(b) Ratios of expenses and net income adjusted to reflect investment advisory fees and charges of the Trust's custodian and transfer agent assumed by the investment advisor.

(c)Represents the average commissions paid on equity transactions entered into during the period where commissions were applicable. This disclosure is not applicable for periods prior to 1996.

   The per share rates are calculated using the weighted average number of shares outstanding during the period, except distributions which are based on shares outstanding at record date.

Page 38



                 Intermediate                              Government Money
                   Bond Fund                                  Market Fund


                                3/5/93                                3/1/93
                               Through                                Through
   1997    1996   1995    1994 12/31/93   1997    1996    1995   1994 12/31/93

$10.208 $10.244 $9.624 $10.345 $10.000   $1.000  $1.000  $1.000 $1.000  $1.000

   .599    .612   .655   .589     .357     .050    .049    .059   .040    .023


   .278    .019   .740 (.690)     .447        0       0       0      0       0

   .877    .631  1.395 (.101)     .804     .050    .049    .059   .040    .023


 (.592)  (.612) (.655) (.580)   (.357)   (.050)  (.049)  (.059) (.040)  (.023)

 (.047)  (.055) (.120) (.040)   (.102)        0       0       0      0       0
 (.001)       0      0      0        0        0       0       0      0       0

 (.640)  (.667) (.775) (.620)   (.459)   (.050)  (.049)  (.059) (.040)  (.023)

$10.445 $10.208 $10.244 $9.624 $10.345   $1.000  $1.000  $1.000 $1.000  $1.000

  8.91%   6.46% 14.84% (1.04)%   8.17%    5.15%   5.06%   5.87%  4.04%   2.21%


  0.65%   0.55%  0.27%  0.28%    0.28%    0.39%   0.31%   0.07%   0.0%   0.03%
  0.87%   0.85%  0.75%  0.88%    0.75%    0.76%   0.67%   0.59%  0.66%   0.69%
  5.82%   5.75%  5.94%  5.94%    4.13%    5.02%   4.95%   5.69%  4.04%   2.32%
  5.60%   5.45%  5.46%  5.34%    3.66%    4.65%   4.59%   5.17%  3.39%   1.66%
    N/A     N/A    N/A    N/A      N/A      N/A     N/A     N/A    N/A     N/A
  96.7%   28.9%  75.1%  94.5%    32.3%      N/A     N/A     N/A    N/A     N/A
 $3,933  $2,769 $3,589 $3,010   $2,959   $4,464  $6,232  $4,393 $3,315  $1,859


Page 39

Annual Report
December 31, 1997


MONETTA FAMILY OF MUTUAL FUNDS

Monetta Fund, Inc.

Monetta Small-Cap Equity Fund

Monetta Mid-Cap Equity Fund

Monetta Large-Cap Equity Fund

Monetta Balanced Fund

Monetta Intermediate Bond Fund

Monetta Government Money Market Fund


NO-LOAD
MUTUAL FUNDS

Monetta Family of Mutual Funds
1776-A South Naperville Road
Suite 100
Wheaton, Illinois  60187
1-800-MONETTA (666-3882)
www.monetta.com

Distributed by Funds Distributor, Inc.



                          PART C -- OTHER INFORMATION
                          ---------------------------

Item 24.    Financial Statement and Exhibits
- -------   --------------------------------

(a) Financial statements:

    (1) Financial statements included in Part A of this registration statement:

            None


    (2)     Financial statements included in Part B of this amendment:

            The following financial statements, but no other part of the report, are incorporated by reference to the following portions of Monetta Fund's annual report to shareholders for the year ended December 31, 1997:

            Schedule of Investments at December 31, 1997

            Statement of Assets and Liabilities at December 31, 1997

            Statement of Operations for the year ended December 31, 1997

            Statement of Changes in Net Assets for the year ended
            December 31, 1997 and the year ended December 31, 1996

            Notes to financial statements

            Independent Auditors' Report

            Note:  The following schedules have been omitted for the
                  following reasons:


            Schedule I - The required information is presented in the schedule of investments at December 31, 1997.


            Schedules II, III, IV and V - the required information is not present

(b) Exhibits:

    NOTE:   As used herein the term "Registration Statement" refers to the registration statement of registrant on form N-1A, no. 33-1398.

    1.1 Amended and restated charter of registrant (2)

    1.2     Articles supplementary dated February 4, 1992 (2)

    1.3     Articles of amendment dated February 14, 1992 (2)

    2       Bylaws of registrant (amended and restated 11/10/88) (2)

    3       None

    4       Form of stock certificate (2)

    5       Investment Advisory Agreement with Monetta Financial Services, Inc.
              dated November 10, 1988 (2)

    6       Distribution Agreement with Funds Distributor, Inc. (2)

    7       None

    8       Custody agreement with Firstar Trust Company (formerly First
              Wisconsin Trust Company) (2)

    9       Transfer Agent Agreement dated October 28, 1995 (2)

    10      Opinion of counsel (2)

    11      Consent of independent auditors

    12      None

    13      Subscription agreement (2)


    14.0 Monetta Funds Traditional, ROTH and Education Prototype Plan, disclosure statement and application


    14.2    Monetta prototype defined contribution retirement plan (2)

    14.3    Monetta prototype section 403(b)(7) retirement plan (2)

    15      None

    16      Schedule for computation of performance quotations (1)

    17      Financial Data Schedule

- ------------

(1) Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 4 to the Registration Statement.

    (2)
     Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 17 to the Registration Statement

Item 25.  Persons Controlled By or Under Common Control with Registrant
- -------   -------------------------------------------------------------

          The registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the registrant within the meaning of this item. The information in the prospectus under the caption "Management of the Fund" and in the Statement of Additional Information under the captions "Investment Adviser" and "Directors/Trustees and Officers" is incorporated by reference.


Item 26.  Number of Holders of Securities
- -------   -------------------------------

          As of December 31, 1997 there were 33405 record holders of capital stock of the registrant. The registrant has no other class of securities outstanding.


Item 27.  Indemnification
- -------   ---------------

          Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 9.01 of Article IX of the bylaws of the registrant (exhibit 2 to this amendment, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification of its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser
- -------   ----------------------------------------------------

          Monetta Financial Services, Inc. ("MFSI"), registrant's investment adviser, also acts as investment adviser to Monetta Trust and to individual and institutional clients. The directors and officers of MFSI are: Robert S. Bacarella, Chairman, President and Director; and Maria C.
DeNicolo, Chief Financial Officer, Secretary, Treasurer and Director. The information in the Statementof Additional Information under the heading "Directors/Trustees and Officers" describing the principal occupations and other affiliations of Mr. Bacarella, and Ms. DeNicolo is incorporated herein
by reference.


Item 29.  Principal Underwriters
- -------   ----------------------

          (a) Funds Distributor, Inc. (the "Distributor") also acts as principal underwriter for the following investment companies.

BJB Investment
Burridge Funds
Foreign Fund, Inc.
Fremont Mutual Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
The JPM Advisor Funds
The JPM Institutional Funds
The JPM Pierpont Funds
LKCM Fund
The Munder Funds Trust
The Munder Funds, Inc.
The PanAgora Institutional Funds
RCM Capital Funds, Inc.
RCM Equity Funds, Inc.
St. Clair Money Market Fund
Skyline Funds
Waterhouse Investors Cash Management Fund, Inc.

Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

          (b) The information required by this Item 29(b) with respect to each director, officer, or partner of Funds Distributor is incorporated by reference to Schedule A of Form BD filed by Funds Distributor with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-20518).

          (c)  Not applicable

Item 30.  Location of Accounts and Records
- -------   --------------------------------


          Robert S. Bacarella
          Monetta Fund, Inc.
          1776-A South Naperville Road,
          Suite 100
          Wheaton, Illinois  60187-8133


Item 31.  Management Services
- -------   -------------------

          None

Item 32.  Undertakings
- -------   ------------

          (a)  Not applicable.

          (b)  Not applicable

          (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned duly authorized officer of Monetta Fund, Inc.

                                         MONETTA FUND, INC.



                                         By: /s/ Robert S. Bacarella
                                             ------------------------------
                                             Robert S. Bacarella, President

          Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.




          Name                 Title                                Date
          ----                 -----                                ----
/s/ Robert S. Bacarella        Director and President           )
- --------------------------     (principal executive officer)  )
Robert S. Bacarella                                             )
                                                                )
                                                                )
                                                                )
/s/ John W. Bakos             Director                          )
- --------------------------                                    )
John W. Bakos                                                   )
                                                                )
                                                                )
                                                                )
/s/ Paul W. Henry             Director                          )
- --------------------------                                    )
Paul W. Henry                                                   )
                                                                )
                                                                )  February
                                                                )   12, 1998
/s/ Mark F. Ogan              Director                          )
- --------------------------                                    )
Mark F. Ogan                                                    )
                                                                )
                                                                )
                                                                )
/s/ John L. Guy, Jr.          Director                          )
- --------------------------                                    )
John L. Guy, Jr.                                                )
                                                                )
                                                                )
                                                                )
/s/ Maria Cesario DeNicolo    Treasurer                         )
- --------------------------  (principal financial officer)     )
Maria Cesario DeNicolo                                          )

*************

Index of Exhibits Filed with this Amendment
                  -------------------------------------------



Exhibit
Number                Exhibit                      Page
-------               -----------------            -----
    11      Consent of Independent Auditors


    14.0    Monetta Funds Traditional IRA, ROTH IRA and Education IRA
            Supplement


    27      Financial Data Schedule